UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-23147
                                                    -----------

                     First Trust Exchange-Traded Fund VIII
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                       Date of fiscal year end: August 31
                                               -----------

                  Date of reporting period: February 28, 2018
                                           -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        First Trust CEF Income Opportunity ETF (FCEF)

        First Trust Municipal CEF Income Opportunity ETF (MCEF)


----------------------------
     Semi-Annual Report
  For the Six Months Ended
     February 28, 2018
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2018

Shareholder Letter...........................................................  1
Fund Performance Overview
   First Trust CEF Income Opportunity ETF (FCEF).............................  2
   First Trust Municipal CEF Income Opportunity ETF (MCEF)...................  5
Notes to Fund Performance Overview...........................................  8
Portfolio Management.........................................................  9
Understanding Your Fund Expenses............................................. 10
Portfolio of Investments
   First Trust CEF Income Opportunity ETF (FCEF)............................. 11
   First Trust Municipal CEF Income Opportunity ETF (MCEF)................... 13
Statements of Assets and Liabilities......................................... 15
Statements of Operations..................................................... 16
Statements of Changes in Net Assets.......................................... 17
Financial Highlights......................................................... 18
Notes to Financial Statements................................................ 19
Additional Information....................................................... 24

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

              FIRST TRUST EXCHANGE-TRADED FUND VIII (FCEF & MCEF)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2018

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First Trust Exchange-Traded Fund VIII, which contains detailed information about your investment for the six months ended February 28, 2018. We encourage you to read this report carefully and discuss it with your financial advisor.

As you are no doubt aware, 2017 was a very strong year for U.S. markets. The three major indices - the S&P 500(R) Index, the Dow Jones Industrial Average and the Nasdaq Composite - posted their best performance since 2013. And there was more good news for Wall Street as the year ended and analysts collected stock market data:

      o The S&P 500(R) Index did something it had not previously done, finishing 2017 with 12 months of gains;

      o The Dow Jones Industrial Average achieved a milestone as well, closing above 24,000 for the first time ever on November 30; and

      o The Nasdaq Composite set a record by having 11 months of gains in 2017 (June was the only down month, and by just 0.86%).

As 2017 ended, President Trump signed the "Tax Cuts and Jobs Act of 2017" tax reform bill. This action by the President was viewed as making good on his earlier campaign promise to accomplish sweeping tax reform and the hope is that this bill will boost economic activity to greater highs. As 2018 began, there was much enthusiasm for the tax reform package and the potential increase in take-home pay for many Americans, as well as the reduction in the federal corporate tax rate from 35% to 21%. Going forward, many investors are watching the Federal Reserve and its signaled intent to continue raising interest rates at a gradual pace.

At First Trust, we are optimistic about the U.S. economy. The S&P 500(R) Index was off to a strong start in 2018, returning over 7.5% from January 2 to January
26. February, however, was a different story. Early in the month, the Dow Jones Industrial Average plunged 567 points and sank into "correction" territory (defined as a drop of 10% from the index's high) and in just two weeks, was down more than 3,200 points. However, as February came to a close, the Dow Jones Industrial Average was back on track and up from the lows experienced earlier in the month.

This market volatility is why we believe that one should invest for the long term and be prepared for market movements, which can happen at any time. This can be accomplished by keeping current on your portfolio and investing goals by speaking regularly with your investment professional. It's important to keep in mind that past performance of the U.S. and global stock markets or investment products can never guarantee future results. As we've said before, markets go up and they also go down, but savvy investors are prepared for either through careful attention to their portfolios and investment goals.

Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you and will report on your investment again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)

The First Trust CEF Income Opportunity ETF (the "Fund") seeks to provide current income with a secondary emphasis on total return. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of closed-end investment companies that are listed and traded in the United States on registered exchanges. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "FCEF."

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL            CUMULATIVE
                                                                             TOTAL RETURNS           TOTAL RETURNS
                                      6 Months Ended     1 Year Ended     Inception (9/27/16)     Inception (9/27/16)
                                         2/28/18           2/28/18            to 2/28/18              to 2/28/18
FUND PERFORMANCE
NAV                                       1.97%             8.17%               10.84%                  15.72%
Market Price                              1.78%             8.38%               10.83%                  15.71%

INDEX PERFORMANCE
Blended Benchmark (1)                     1.90%             7.36%               10.34%                  15.02%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on Page 8.)

-----------------------------
(1) The Blended Benchmark consists of the following two indices: 60% of the Morningstar US All Equity CEF Index which is a weighted average of the market price of closed-end funds that invest in U.S. equity securities; and 40% of the Morningstar US All Taxable Fixed Income CEF Index which is a weighted average of the market price of closed-end funds that invest in taxable fixed-income securities.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
BlackRock Science & Technology Trust               6.39%
PIMCO Dynamic Credit and Mortgage
   Income Fund                                     4.27
DoubleLine Income Solutions Fund                   4.00
Eaton Vance Tax-Advantaged Dividend
   Income Fund                                     3.77
Cohen & Steers REIT and Preferred
   Income Fund, Inc.                               3.70
Eaton Vance Tax-Advantaged Global
   Dividend Income Fund                            3.59
John Hancock Tax-Advantaged Dividend
   Income Fund                                     3.52
Gabelli Dividend & Income Trust (The)              3.45
Eaton Vance Tax-Advantaged Global
   Dividend Opportunities Fund                     3.33
Area Dynamic Credit Allocation Fund,
   Inc.                                            3.21
                                                --------
     Total                                        39.23%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
WORLD REGIONS                                  INVESTMENTS
----------------------------------------------------------
North America                                     75.04%
Europe                                            12.92
Asia                                              12.04
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
MARKET CAPITALIZATION                          INVESTMENTS
----------------------------------------------------------
Large                                             31.76%
Mega                                              31.43
Mid                                               26.77
Small                                              7.49
Micro                                              2.55
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
CREDIT QUALITY (2)                             INVESTMENTS
----------------------------------------------------------
AAA                                                5.80%
AA                                                 1.20
A                                                  4.66
BBB                                               22.30
BB                                                27.59
B                                                 20.53
CCC-D                                              6.72
NR                                                10.71
Other                                              0.49
                                                --------
     Total                                       100.00%
                                                ========

-----------------------------
(2) The ratings are by Standard & Poor's except where otherwise indicated. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     SEPTEMBER 27, 2016 - FEBRUARY 28, 2018

                      First Trust CEF Income       Blended
                         Opportunity ETF          Benchmark
9/28/16                      $10,000               $10,000
2/28/17                       10,698                10,667
8/31/17                       11,348                11,239
2/28/18                       11,572                11,502


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH FEBRUARY 28, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 28, 2016 (commencement of trading) through February 28, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
9/28/16 - 8/31/17        178              13               0             1
9/1/17 - 2/28/18          79               0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
9/28/16 - 8/31/17         42               0               0             0
9/1/17 - 2/28/18          44               0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)

The First Trust Municipal CEF Income Opportunity ETF (the "Fund") seeks to provide current income. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in a portfolio of closed-end investment companies that are listed and traded in the United States on registered exchanges which invest primarily in municipal debt securities some or all of which pay interest that is exempt from regular federal income taxes. The Fund may also invest in exchange-traded funds. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "MCEF."

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL            CUMULATIVE
                                                                             TOTAL RETURNS           TOTAL RETURNS
                                      6 Months Ended     1 Year Ended     Inception (9/27/16)     Inception (9/27/16)
                                         2/28/18           2/28/18            to 2/28/18              to 2/28/18
FUND PERFORMANCE
NAV                                       -5.08%            -0.19%              -4.16%                  -5.85%
Market Price                              -5.08%            -0.25%              -4.09%                  -5.75%

INDEX PERFORMANCE
Morningstar US National & High Yield
   Municipal CEF Index                    -5.51%             0.71%              -3.96%                  -5.58%
---------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on Page 8.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
BlackRock Municipal 2030 Target Term Trust         5.23%
PIMCO Short Term Municipal Bond Active
   Exchange-Traded Fund                            4.68
PIMCO Intermediate Municipal Bond Active
   Exchange-Traded Fund                            4.56
Nuveen Intermediate Duration Municipal
   Term Fund                                       4.27
Nuveen Municipal Value Fund, Inc.                  4.22
Blackrock Muni Intermediate Duration
   Fund, Inc.                                      4.22
BlackRock MuniYield Quality Fund III, Inc.         3.95
Nuveen Municipal Credit Income Fund                3.74
Western Asset Municipal Partners Fund, Inc.        3.66
Nuveen Enhanced Municipal Value Fund               3.50
                                                --------
     Total                                        42.03%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
TOP STATE EXPOSURE                             INVESTMENTS
----------------------------------------------------------
Illinois                                          12.41%
California                                        11.46
New York                                           9.19
Texas                                              8.80
Florida                                            6.48
                                                --------
     Total                                        48.34%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
CREDIT QUALITY (1)                             INVESTMENTS
----------------------------------------------------------
AAA                                               10.81%
AA                                                29.72
A                                                 26.89
BBB                                               17.15
BB                                                 4.21
B                                                  3.66
CCC-D                                              0.92
NR                                                 6.46
Other                                              0.18
                                                --------
     Total                                       100.00%
                                                ========

-----------------------------
(1) The ratings are by Standard & Poor's except where otherwise indicated. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     SEPTEMBER 27, 2016 - FEBRUARY 28, 2018

              First Trust Municipal CEF           Morningstar US National & High
               Income Opportunity ETF               Yield Municipal CEF Index
9/28/16                $10,000                               $10,000
2/28/17                  9,433                                 9,375
8/31/17                  9,919                                 9,993
2/28/18                  9,415                                 9,442

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH FEBRUARY 28, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 28, 2016 (commencement of trading) through February 28, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
9/28/16 - 8/31/17        207              17               0             0
9/1/17 - 2/28/18          86               0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
9/28/16 - 8/31/17         10               0               0             0
9/1/17 - 2/28/18          37               0               0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2018 (UNAUDITED)


                               INVESTMENT ADVISOR

First Trust was established in 1991 and is located in Wheaton, Illinois. First Trust is responsible for the selection and ongoing monitoring of the securities in the Funds' portfolios and certain other services necessary for the management of the portfolios.

                              PORTFOLIO MANAGEMENT

Ken Fincher, Senior Vice President of First Trust, is the Funds' portfolio manager and has responsibility for the day-to-day management of each Fund's investment portfolio. Mr. Fincher has over 25 years of experience in financial markets. His current responsibilities include management of two First Trust exchange-traded funds and separately managed accounts that invest primarily in closed-end funds. He has also helped develop new product structures in the closed-end fund space. Mr. Fincher has been named Outstanding Individual Contributor to the Closed-End Fund Sector in 2007, 2006, 2005 and 2004 by financial analysts and his peers in the closed-end fund community and also served on the Closed-End Fund committee of the Investment Company Institute. Mr. Fincher received a B.A. in financial administration from Michigan State University and an M.B.A. from Loyola University Graduate School of Business.

FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2018 (UNAUDITED)

As a shareholder of First Trust CEF Income Opportunity ETF or First Trust Municipal CEF Income Opportunity ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2018.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO   EXPENSES PAID
                                                     BEGINNING            ENDING         BASED ON THE     DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE       SIX MONTH       SIX MONTH
                                                 SEPTEMBER 1, 2017   FEBRUARY 28, 2018      PERIOD        PERIOD (a)
----------------------------------------------------------------------------------------------------------------------
FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)
Actual                                               $1,000.00           $1,019.70           0.85%           $4.26
Hypothetical (5% return before expenses)             $1,000.00           $1,020.58           0.85%           $4.26

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)
Actual                                               $1,000.00           $  949.20           0.75%           $3.62
Hypothetical (5% return before expenses)             $1,000.00           $1,021.08           0.75%           $3.76


(a) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (September 1, 2017 through February 28, 2018), multiplied by 181/365 (to reflect the one-half year period).

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2018 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CLOSED-END FUNDS -- 95.8%
               CAPITAL MARKETS -- 95.8%
       38,439  Advent Claymore Convertible
                  Securities and Income Fund            $     597,342
       24,861  AllianzGI Convertible & Income
                  2024 Target                                 229,218
       57,184  Ares Dynamic Credit Allocation
                  Fund, Inc.                                  930,384
       32,132  Barings Global Short Duration
                  High Yield Fund                             601,222
       24,785  BlackRock Multi-Sector Income
                  Trust                                       429,524
       60,362  BlackRock Science &
                  Technology Trust                          1,855,527
       36,673  Blackstone / GSO Strategic
                  Credit Fund                                 580,167
       41,348  Cohen & Steers Infrastructure
                  Fund, Inc.                                  888,982
       57,604  Cohen & Steers REIT and
                  Preferred Income Fund, Inc.               1,074,315
       58,805  DoubleLine Income Solutions
                  Fund                                      1,161,399
       20,761  Eaton Vance Limited Duration
                  Income Fund                                 271,346
       41,195  Eaton Vance Short Duration
                  Diversified Income Fund                     563,960
       48,978  Eaton Vance Tax-Advantaged
                  Dividend Income Fund                      1,094,169
       61,516  Eaton Vance Tax-Advantaged
                  Global Dividend Income Fund               1,042,081
       39,200  Eaton Vance Tax-Advantaged
                  Global Dividend Opportunities
                  Fund                                        966,672
       32,156  Franklin Limited Duration
                  Income Trust                                360,469
       43,893  Gabelli Dividend & Income
                  Trust (The)                               1,001,199
       17,197  General American Investors Co.,
                  Inc.                                        593,468
       47,152  John Hancock Tax-Advantaged
                  Dividend Income Fund                      1,022,727
       29,065  KKR Income Opportunities Fund                  458,936
        4,836  Lazard Global Total Return and
                  Income Fund, Inc.                            90,240
       33,087  Macquarie Global Infrastructure
                  Total Return Fund, Inc.                     738,833
       11,778  Morgan Stanley China A Share
                  Fund, Inc.                                  295,274
       56,047  Nuveen Credit Strategies Income
                  Fund                                        453,420
       60,893  Nuveen Diversified Dividend &
                  Income Fund                                 743,504
       56,341  Nuveen Preferred & Income
                  Opportunities Fund                          549,888
       27,403  Nuveen Real Asset Income and
                  Growth Fund                                 451,875


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
       15,390  Nuveen Short Duration Credit
                  Opportunities Fund                    $     261,938
       38,329  Nuveen Tax-Advantaged
                  Dividend Growth Fund                        665,775
       55,610  PIMCO Dynamic Credit and
                  Mortgage Income Fund                      1,237,879
        8,984  PIMCO Income Opportunity
                  Fund                                        227,295
       32,203  Principal Real Estate Income
                  Fund                                        533,604
       65,475  Prudential Global Short Duration
                  High Yield Fund, Inc.                       919,269
       28,490  Royce Value Trust, Inc.                        451,851
       15,370  Source Capital, Inc.                           638,316
       34,017  Stone Harbor Emerging Markets
                  Total Income Fund                           522,501
       23,286  Tekla Healthcare Investors                     521,141
       51,137  Tekla Healthcare Opportunities
                  Fund                                        874,443
       24,962  Templeton Emerging Markets
                  Fund                                        422,856
       45,975  Tortoise Power and Energy
                  Infrastructure Fund, Inc.                   874,445
       26,481  Tri-Continental Corp.                          722,137
       54,874  Western Asset Emerging Markets
                  Debt Fund, Inc.                             805,550
       17,099  Western Asset Variable Rate
                  Strategic Fund, Inc.                        292,991
                                                        -------------
               TOTAL CLOSED-END FUNDS -- 95.8%             29,018,132
               (Cost $28,509,252)                       -------------

               MONEY MARKET FUNDS -- 2.9%
      875,975  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional Class -
                  1.29% (a)                                   875,975
               (Cost $875,975)                          -------------

               TOTAL INVESTMENTS -- 98.7%                  29,894,107
               (Cost $29,385,227) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- 1.3%                         383,833
                                                        -------------
               NET ASSETS -- 100.0%                     $  30,277,940
                                                        =============

(a)   Rate shown reflects yield as of February 28, 2018.

(b) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,335,009 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $826,129. The net unrealized appreciation was $508,880.


                        See Notes to Financial Statements                Page 11

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2018 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                            LEVEL 1          LEVEL 2          LEVEL 3
                          ---------------------------------------------
Closed-End Funds*         $29,018,132      $        --      $        --
Money Market Funds            875,975               --               --
                          ---------------------------------------------
Total Investments         $29,894,107      $        --      $        --
                          =============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at February 28, 2018.


Page 12                 See Notes to Financial Statements

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2018 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CLOSED-END FUNDS -- 83.4%
               CAPITAL MARKETS -- 83.4%
        7,540  BlackRock Florida Municipal
                  2020 Term Trust                       $     108,161
       10,252  BlackRock Investment Quality
                  Municipal Trust, Inc.                       141,068
       41,694  BlackRock Long-Term Municipal
                  Advantage Trust                             471,559
       42,886  BlackRock Muni Intermediate
                  Duration Fund, Inc.                         571,670
       22,458  BlackRock Municipal 2018 Term
                  Trust                                       335,096
       33,184  BlackRock Municipal 2030
                  Target Term Trust                           708,477
       27,803  BlackRock Municipal Income
                  Investment Quality Trust                    389,520
       15,900  BlackRock Municipal Income
                  Trust                                       210,834
       20,321  BlackRock Municipal Income
                  Trust II                                    275,553
       32,481  BlackRock MuniHoldings
                  Quality Fund, Inc.                          409,910
       33,633  BlackRock MuniYield Quality
                  Fund II, Inc.                               409,650
       42,128  BlackRock MuniYield Quality
                  Fund III, Inc.                              535,026
       18,262  DTF Tax-Free Income, Inc.                      243,067
       22,672  Eaton Vance Municipal Income
                  2028 Term Trust                             434,622
       16,385  Eaton Vance National Municipal
                  Opportunities Trust                         342,283
       23,297  Invesco Municipal Trust                        275,371
       29,956  Invesco Quality Municipal
                  Income Trust                                358,873
       22,577  Invesco Trust for Investment
                  Grade Municipals                            281,987
       23,440  MainStay MacKay DefinedTerm
                  Municipal Opportunities Fund                440,438
       19,359  Neuberger Berman Intermediate
                  Municipal Fund, Inc.                        276,253
       25,774  Nuveen AMT-Free Municipal
                  Credit Income Fund                          371,146
       21,958  Nuveen AMT-Free Quality
                  Municipal Income Fund                       286,113
       35,024  Nuveen Enhanced Municipal
                  Value Fund                                  473,875
       45,920  Nuveen Intermediate Duration
                  Municipal Term Fund                         578,592
       11,745  Nuveen Intermediate Duration
                  Quality Municipal Term Fund                 147,282
       43,530  Nuveen Municipal 2021 Target
                  Term Fund                                   415,276
       35,934  Nuveen Municipal Credit Income
                  Fund                                        507,029
       60,464  Nuveen Municipal Value Fund,
                  Inc.                                        571,989


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
       21,454  Nuveen Quality Municipal
                  Income Fund                           $     282,549
        5,374  Nuveen Select Tax-Free Income
                  Portfolio                                    74,806
       23,345  Western Asset Intermediate Muni
                  Fund, Inc.                                  209,288
       10,582  Western Asset Municipal Defined
                  Opportunity Trust, Inc.                     228,783
       10,188  Western Asset Municipal High
                  Income Fund, Inc.                            74,067
       34,529  Western Asset Municipal Partners
                  Fund, Inc.                                  495,836
                                                        -------------
               TOTAL CLOSED-END FUNDS -- 83.4%             11,936,049
               (Cost $12,601,203)                       -------------

               EXCHANGE-TRADED FUNDS -- 11.2%
               CAPITAL MARKETS -- 11.2%
       11,713  PIMCO Intermediate Municipal
                  Bond Active Exchange-Traded
                  Fund                                        617,979
       12,736  PIMCO Short Term Municipal
                  Bond Active Exchange-Traded
                  Fund                                        634,317
       11,580  VanEck Vectors High-Yield
                  Municipal Index ETF                         357,590
                                                        -------------
               TOTAL EXCHANGE-TRADED FUNDS -- 11.2%         1,609,886
               (Cost $1,619,033)                        -------------

               TOTAL INVESTMENTS -- 94.6%                  13,545,935
               (Cost $14,220,236) (a)
               NET OTHER ASSETS AND
                  LIABILITIES -- 5.4%                         769,282
                                                        -------------
               NET ASSETS -- 100.0%                     $  14,315,217
                                                        =============

(a) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,265 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $675,566. The net unrealized depreciation was $674,301.


                        See Notes to Financial Statements                Page 13

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2018 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                            LEVEL 1          LEVEL 2          LEVEL 3
                          ---------------------------------------------
Closed-End Funds*         $11,936,049      $        --      $        --
Exchange-Traded Funds*      1,609,886               --               --
                          ---------------------------------------------
Total Investments         $13,545,935      $        --      $        --
                          =============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at February 28, 2018.


Page 14                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2018 (UNAUDITED)

                                                                                                      FIRST TRUST
                                                                               FIRST TRUST           MUNICIPAL CEF
                                                                               CEF INCOME               INCOME
                                                                             OPPORTUNITY ETF        OPPORTUNITY ETF
                                                                                 (FCEF)                 (MCEF)
                                                                             ---------------        ---------------
ASSETS:
Investments, at value..................................................      $    29,894,107        $    13,545,935
Cash...................................................................                   --                739,102
Receivables:
   Investment securities sold..........................................              459,142                     --
   Dividends...........................................................               50,556                 38,510
                                                                             ---------------        ---------------
   TOTAL ASSETS........................................................           30,403,805             14,323,547
                                                                             ---------------        ---------------
LIABILITIES:
Payables:
   Investment securities purchased.....................................              105,077                     --
   Investment advisory fees............................................               20,788                  8,330
                                                                             ---------------        ---------------
   TOTAL LIABILITIES...................................................              125,865                  8,330
                                                                             ---------------        ---------------
NET ASSETS.............................................................      $    30,277,940        $    14,315,217
                                                                             ===============        ===============
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $    28,665,721        $    14,962,244
Par value..............................................................               14,050                  8,000
Accumulated net investment income (loss)...............................              217,907                 (7,605)
Accumulated net realized gain (loss) on investments....................              871,382                 26,879
Net unrealized appreciation (depreciation) on investments..............              508,880               (674,301)
                                                                             ---------------        ---------------
NET ASSETS.............................................................      $    30,277,940        $    14,315,217
                                                                             ===============        ===============
NET ASSET VALUE, per share.............................................      $         21.55        $         17.89
                                                                             ===============        ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................            1,405,000                800,002
                                                                             ===============        ===============
Investments, at cost...................................................      $    29,385,227        $    14,220,236
                                                                             ===============        ===============


                        See Notes to Financial Statements                Page 15

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2018 (UNAUDITED)

                                                                                                      FIRST TRUST
                                                                               FIRST TRUST           MUNICIPAL CEF
                                                                               CEF INCOME               INCOME
                                                                             OPPORTUNITY ETF        OPPORTUNITY ETF
                                                                                 (FCEF)                 (MCEF)
                                                                             ---------------        ---------------
INVESTMENT INCOME:
Dividends..............................................................      $     1,190,058        $       293,750
                                                                             ---------------        ---------------
   Total investment income.............................................            1,190,058                293,750
                                                                             ---------------        ---------------
EXPENSES:
Investment advisory fees...............................................              141,451                 50,605
                                                                             ---------------        ---------------
   Total expenses......................................................              141,451                 50,605
                                                                             ---------------        ---------------
NET INVESTMENT INCOME (LOSS)...........................................            1,048,607                243,145
                                                                             ---------------        ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................               21,239                (17,207)
   In-kind redemptions.................................................              598,834                 54,698
   Distribution of capital gains from investment companies.............              150,072                  3,060
                                                                             ---------------        ---------------
Net realized gain (loss)...............................................              770,145                 40,551
                                                                             ---------------        ---------------

Net change in unrealized appreciation (depreciation) on investments....           (1,191,620)            (1,047,193)
                                                                             ---------------        ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................             (421,475)            (1,006,642)
                                                                             ---------------        ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $       627,132        $      (763,497)
                                                                             ===============        ===============


Page 16                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         FIRST TRUST                        FIRST TRUST
                                                                          CEF INCOME                    MUNICIPAL CEF INCOME
                                                                       OPPORTUNITY ETF                    OPPORTUNITY ETF
                                                                            (FCEF)                             (MCEF)
                                                               --------------------------------   --------------------------------
                                                                 SIX MONTHS                         SIX MONTHS
                                                                    ENDED           PERIOD             ENDED           PERIOD
                                                                  2/28/2018          ENDED           2/28/2018          ENDED
                                                                 (UNAUDITED)     8/31/2017 (a)      (UNAUDITED)     8/31/2017 (a)
                                                               ---------------  ---------------   ---------------  ---------------
OPERATIONS:
   Net investment income (loss)..............................  $     1,048,607  $       990,125   $       243,145  $       278,447
   Net realized gain (loss)..................................          770,145         (132,033)           40,551           31,391
   Net change in unrealized appreciation (depreciation)......       (1,191,620)       1,700,500        (1,047,193)         372,892
                                                               ---------------  ---------------   ---------------  ---------------
   Net increase (decrease) in net assets resulting
      from operations........................................          627,132        2,558,592          (763,497)         682,730
                                                               ---------------  ---------------   ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.....................................         (830,700)        (655,486)         (250,750)        (276,405)
   Net realized gain.........................................               --         (101,850)               --               --
   Return of capital.........................................               --          (88,114)               --          (23,596)
                                                               ---------------  ---------------   ---------------  ---------------
   Total distributions to shareholders.......................         (830,700)        (845,450)         (250,750)        (300,001)
                                                               ---------------  ---------------   ---------------  ---------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold.................................        5,463,637       29,804,013         3,745,621       15,843,594
   Cost of shares redeemed...................................       (6,499,284)              --        (1,857,076)      (2,785,404)
                                                               ---------------  ---------------   ---------------  ---------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions..........................       (1,035,647)      29,804,013         1,888,545       13,058,190
                                                               ---------------  ---------------   ---------------  ---------------
   Total increase (decrease) in net assets...................       (1,239,215)      31,517,155           874,298       13,440,919
NET ASSETS:
   Beginning of period.......................................       31,517,155               --        13,440,919               --
                                                               ---------------  ---------------   ---------------  ---------------
   End of period.............................................  $    30,277,940  $    31,517,155   $    14,315,217  $    13,440,919
                                                               ===============  ===============   ===============  ===============
   Accumulated net investment income (loss)
      at end of period.......................................  $       217,907  $            --   $        (7,605) $            --
                                                               ===============  ===============   ===============  ===============
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period...................        1,455,000               --           700,002               --
   Shares sold...............................................          250,000        1,455,000           200,000          850,002
   Shares redeemed...........................................         (300,000)              --          (100,000)        (150,000)
                                                               ---------------  ---------------   ---------------  ---------------
   Shares outstanding, end of period.........................        1,405,000        1,455,000           800,002          700,002
                                                               ===============  ===============   ===============  ===============

(a) Inception date is September 27, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.


                        See Notes to Financial Statements                Page 17

FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)

                                                                   SIX MONTHS
                                                                      ENDED           PERIOD
                                                                    2/28/2018          ENDED
                                                                   (UNAUDITED)     8/31/2017 (a)
                                                                 ---------------  ---------------
Net asset value, beginning of period............................    $   21.66        $   20.05
                                                                    ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................................         0.70             1.02
Net realized and unrealized gain (loss).........................        (0.27)            1.61
                                                                    ---------        ---------
Total from investment operations................................         0.43             2.63
                                                                    ---------        ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................................        (0.54)           (0.79)
Net realized gain...............................................           --            (0.12)
Return of capital...............................................           --            (0.11)
                                                                    ---------        ---------
Total distributions.............................................        (0.54)           (1.02)
                                                                    ---------        ---------
Net asset value, end of period..................................    $   21.55        $   21.66
                                                                    =========        =========
TOTAL RETURN (b)................................................         1.97%           13.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............................    $  30,278        $  31,517
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets...................         0.85% (c)        0.85% (c)
Ratio of net investment income (loss) to average net assets ....         6.30% (c)        5.99% (c)
Portfolio turnover rate (d).....................................            8%              23%


FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)

                                                                   SIX MONTHS
                                                                      ENDED           PERIOD
                                                                    2/28/2018          ENDED
                                                                   (UNAUDITED)     8/31/2017 (a)
                                                                 ---------------  ---------------
Net asset value, beginning of period............................    $   19.20        $   20.05
                                                                    ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................................         0.33             0.61
Net realized and unrealized gain (loss).........................        (1.30)           (0.80)
                                                                    ---------        ---------
Total from investment operations................................        (0.97)           (0.19)
                                                                    ---------        ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................................        (0.34)           (0.61)
Return of capital...............................................           --            (0.05)
                                                                    ---------        ---------
Total distributions.............................................        (0.34)           (0.66)
                                                                    ---------        ---------
Net asset value, end of period..................................    $   17.89        $   19.20
                                                                    =========        =========
TOTAL RETURN (b)................................................        (5.08)%          (0.81)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............................    $  14,315        $  13,441
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets...................         0.75% (c)        0.75% (c)
Ratio of net investment income (loss) to average net assets ....         3.60% (c)        3.59% (c)
Portfolio turnover rate (d).....................................            7%              18%


(a) Inception date is September 27, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 18                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2018 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of five funds that are offering shares. This report covers the two funds listed below. The shares of each fund are listed and traded on The Nasdaq Stock Market LLC ("Nasdaq").

    First Trust CEF Income Opportunity ETF -- (Nasdaq ticker "FCEF")
    First Trust Municipal CEF Income Opportunity ETF -- (Nasdaq ticker "MCEF")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests, and in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities.

Each Fund is an actively managed exchange-traded fund and principally invests in a portfolio of closed-end investment companies that are listed and traded in the United States on registered exchanges ("Closed-End Funds"). FCEF's investment objective is to provide current income with a secondary emphasis on total return. MCEF's investment objective is to provide current income. Each Fund seeks to achieve its investment objective(s) by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in Closed-End Funds. MCEF invests in Closed-End Funds ("Municipal Closed-End Funds") which invest primarily in municipal debt securities some or all of which pay interest that is exempt from regular federal income taxes ("Municipal Securities"). MCEF may also invest in exchange-traded funds. Closed-End Funds issue shares of common stock that are traded on a securities exchange. Because the shares of Closed-End Funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company, investors seek to buy and sell shares of Closed-End Funds in the secondary market.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2018 (UNAUDITED)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investments.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of February 28, 2018, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid monthly by each Fund. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2018 (UNAUDITED)

The tax character of distributions paid by each Fund during the fiscal period ended August 31, 2017 was as follows:

                                                               Distributions  Distributions  Distributions  Distributions
                                                                 paid from      paid from      paid from      paid from
                                                                 Ordinary        Capital      Tax-Exempt      Return of
                                                                  Income          Gains         Income         Capital
                                                               -------------  -------------  -------------  -------------
First Trust CEF Income Opportunity ETF                         $     655,486  $     101,850  $          --  $      88,114
First Trust Municipal CEF Income Opportunity ETF                       2,081             --        274,324         23,596

As of August 31, 2017, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                              Accumulated        Net
                                                                              Undistributed   Capital and    Unrealized
                                                                                Ordinary         Other      Appreciation
                                                                                 Income       Gain (Loss)   (Depreciation)
                                                                              -------------  -------------  -------------
First Trust CEF Income Opportunity ETF                                        $          --  $     (50,221) $   1,851,958
First Trust Municipal CEF Income Opportunity ETF                                         --         (9,293)       368,513

D. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

In addition, the First Trust Municipal CEF Income Opportunity ETF intends to invest in such Municipal Closed-End Funds to allow it to qualify to pass through "exempt dividends" as defined in the Internal Revenue Code.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ending 2017 remains open to federal and state audit. As of February 28, 2018, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2017, the Funds had no capital loss carryforwards for federal income tax purposes.

Certain losses realized during the current fiscal period may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended August 31, 2017, the following Funds listed below incurred and elected to defer net ordinary losses as follows:

                                                                       Qualified Late Year Losses
                                                               -------------------------------------------
                                                                 Ordinary Losses         Capital Losses
                                                               --------------------   --------------------
First Trust CEF Income Opportunity ETF                              $      --              $    50,221
First Trust Municipal CEF Income Opportunity ETF                           --                    9,293

E. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

F. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosures about derivatives in a fund's financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X was August 1, 2017, which resulted in no change to the financial statements. The

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2018 (UNAUDITED)

new form types and other rule amendments will be effective for the First Trust funds, including the Funds, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new form types and other rule amendments that are effective on and after June 1, 2018 to determine the impact to the Funds.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Funds' assets and is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. FCEF and MCEF have each agreed to pay First Trust an annual unitary management fee equal to 0.85% and 0.75% of its average daily net assets, respectively.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2018, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                 Purchases         Sales
                                                                ------------    ------------
First Trust CEF Income Opportunity ETF                          $  2,748,416    $  2,595,356
First Trust Municipal CEF Income Opportunity ETF                     985,724         869,122

For the six months ended February 28, 2018, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                 Purchases         Sales
                                                                ------------    ------------
First Trust CEF Income Opportunity ETF                          $  5,168,515    $  6,328,339
First Trust Municipal CEF Income Opportunity ETF                   3,538,552       1,734,514

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2018 (UNAUDITED)

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant'). In order to purchase Creation Units of each Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 2, 2019.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2018 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds' website located at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Funds' website located at www.ftportfolios.com; (3) on the SEC's website at www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE(S), RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND VIII.

The following summarizes some of the risks that should be considered for the Funds.

ALTERNATIVE MINIMUM TAX RISK. The First Trust Municipal CEF Income Opportunity ETF has no limit as to the amount that can be invested in alternative minimum tax bonds. Therefore, all or a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the "Creations, Redemptions and Transaction Fees" Section) may engage in creation or redemption transactions directly for each Fund. The Funds have a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund's net asset value and possibly face delisting.

CALL RISK. If an issuer calls higher-yielding debt instruments held by the Closed-End Funds in which the Funds invest ("Underlying Funds"), performance could be adversely impacted.

CASH TRANSACTIONS RISK. The Funds may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in a Fund may be less tax-efficient than an investment in an exchange-traded fund ("ETF") that effects its creations and redemptions for in-kind securities. Because the Funds may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

CLOSED-END FUND RISK. Because the shares of Closed-End Funds cannot be redeemed upon demand, shares of many Closed-End Funds will trade on exchanges at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). There can be no assurance that the market discount on shares of any Closed-End Fund purchased by a Fund will ever decrease or that when the Fund seeks to sell shares of a Closed-End Fund it can receive the NAV for those shares. Closed-End Funds have lower levels of daily volume when compared to open-end investment companies. There are greater risks involved in investing in securities with limited market liquidity. To the extent a Fund invests in Closed-End Funds, it will indirectly bear its proportionate share of any fees and expenses payable directly by the Closed-End Fund. Therefore, the Fund would incur higher expenses, which may be duplicative, than if the Fund did not invest in Closed-End Funds. The performance of the Fund is dependent upon the performance of the Underlying Funds.

In addition, Closed-End Funds may utilize leverage. As a result, a Fund may be exposed indirectly to leverage through an investment in such securities. An investment in the securities of Closed-End Funds that use leverage may expose a Fund to higher volatility in the market value of such securities and the possibility that the Fund's long-term return on such securities will be diminished. Closed-End Funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the Closed-End Fund's common shares in an attempt to enhance the current return to such Closed-End Fund's common shareholders.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2018 (UNAUDITED)

The organizational documents of Closed-End Funds may include provisions that could inhibit the ability of other entities or persons to acquire control of the Closed-End Fund or to change the composition of its board of directors, which could limit the ability of shareholders to sell their shares at a premium over the prevailing market prices by discouraging a third-party from seeking to obtain control of the Closed-End Fund.

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to a Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of a Fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Funds have established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Funds do not directly control the cyber security systems of issuers or third-party service providers.

ETF RISK. The First Trust Municipal CEF Income Opportunity ETF may invest in ETFs. The shares of an ETF trade like common stock and represent a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

INVESTMENT RESTRICTION RISK. Each Fund's investment in Closed-End Funds is restricted by the Investment Company Act of 1940, as amended (the "1940 Act"), and each Fund's associated exemptive relief which limits the amount of any single Closed-End Fund that can be owned by a Fund, individually and in the aggregate with all other registered investment companies and private investment pools advised by First Trust and its affiliates. This limitation may prevent a Fund from purchasing shares of a Closed-End Fund that it may have otherwise purchased pursuant to its investment objective(s) and principal investment strategy.

MANAGEMENT RISK. Each Fund is subject to management risk because it is an actively managed portfolio. In managing a Fund's investment portfolio, the Fund's investment advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a Fund will meet its investment objective(s).

MARKET MAKER RISK. If a Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between a Fund's net asset value and the price at which the Fund's shares are trading on Nasdaq, which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of a Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

MARKET RISK. Market risk is the risk that a particular Underlying Fund, the securities in which the Underlying Fund invests, or shares of a Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a Fund could decline in value or underperform other investments.

NEW FUND RISK. The Funds currently have fewer assets than larger funds, and like other new funds, large inflows and outflows may impact the Funds' market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, a Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

NON-DIVERSIFICATION RISK. The Funds are classified as "non-diversified" under the 1940 Act. As a result, each Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Funds may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Funds may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.


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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2018 (UNAUDITED)

VOLATILITY RISK. The market price and net asset value of a Fund's shares and a Fund's yield will change daily. There may be instances when a Fund will experience large in-flows and out-flows, which will significantly alter the Fund's size. At times, these fluctuations may negatively impact a Fund's yield, result in increased transaction costs for the Fund and contribute to the overall volatility of the Fund. The risk will be more prevalent when a Fund is smaller in size, such as during the Fund's invest-up period. An investor may lose money by investing in the Funds because the Funds are not money market funds and may experience significant fluctuations in its net asset value.

                             UNDERLYING FUNDS RISK

THE FUNDS MAY BE SUBJECT TO THE FOLLOWING RISKS AS A RESULT OF THEIR INVESTMENT IN THE UNDERLYING FUNDS:

CALL RISK. If an issuer calls higher-yielding debt instruments held by a Fund, performance could be adversely impacted.

COMMODITY RISK. Certain of the Underlying Funds may invest in instruments that give them exposure to commodities. The value of commodities and commodity-linked derivative instruments typically is based upon the price movements of a physical commodity or an economic variable linked to such price movements. Therefore, the value of commodities and commodity-linked derivative instruments may be affected by, for example, changes in overall economic conditions, changes in interest rates, or factors affecting a particular commodity or industry, such as production, supply, demand, drought, floods, weather, political, economic and regulatory developments. The prices of commodities and commodity-related derivative investments may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes, such as stocks, bonds and cash. An active trading market may not exist for certain commodities. This may impair the ability of the Subsidiary to sell its portfolio holdings quickly or for full value. Each of these factors and events could have a significant negative impact on an Underlying Fund.

CONVERTIBLE SECURITIES RISK. Certain of the Underlying Funds may invest in convertible securities. Convertible securities have characteristics of both equity and debt securities and, as a result, are exposed to certain additional risks. If a convertible security held by an Underlying Fund is called for redemption or conversion, the Underlying Fund could be required to tender it for redemption, convert it into the underlying equity security or sell it to a third party, which may have an adverse effect on the Underlying Fund's ability to achieve its investment objective. The market values of convertible securities tend to decline as interest rates increase. However, a convertible security's market value also tends to reflect the market price of the equity security of the issuing company, particularly when the price of the equity security is greater than the convertible security's conversion price (i.e., the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying equity security). Convertible securities are also exposed to the risk that an issuer is unable to meet its obligation to make dividend or principal payments when due as a result of changing financial or market conditions. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of their potential for capital appreciation. Moreover, there can be no assurance that convertible securities will provide current income prior to conversion because the issuers of the convertible securities may default on their obligations.

COUNTERPARTY RISK. To the extent that an Underlying Fund engages in derivatives transactions, the Underlying Fund bears the risk that the counterparty to the derivative or other contract with a third-party may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations the Underlying Fund will lose money and the value of an investment in the Underlying Fund's shares may decrease.

COVERED CALL RISK. Certain of the Underlying Funds may invest in covered call options. Covered call risk is the risk that an Underlying Fund will forgo, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. In addition, as the Underlying Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

CREDIT RISK. Credit risk is the risk that an issuer of a security held by an Underlying Fund will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of such security may decline because of concerns about the issuer's ability to make such payments.

CURRENCY RISK. Certain of the Underlying Funds may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Underlying Funds' investments and the value of the Underlying Funds' shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Underlying Funds may change quickly and without warning and you may lose money.


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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2018 (UNAUDITED)

CUSTODIAL RECEIPT TRUSTS RISK. Custodial receipts are financial instruments similar to tender offer bonds ("TOBs") sold through private placements that represent the right to receive future principal and interest payments on underlying municipal obligations. Custodial receipt trusts may issue inverse floater securities and if an Underlying Fund were to hold inverse floaters issued by custodial receipt trusts, the Underlying Fund would be subject to the risks of inverse floaters described herein. In particular, because the instruments may be leveraged, their market values may be more volatile than other types of fixed-income instruments.

DERIVATIVES RISK. The Underlying Funds may invest in derivatives. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Underlying Fund's portfolio managers use derivatives to enhance the Underlying Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Underlying Fund.

DISTRESSED MUNICIPAL SECURITIES RISK. Certain of the Underlying Funds may invest in Municipal Securities that are currently in default and not expected to pay the current coupon ("Distressed Municipal Securities"). Distressed Municipal Securities are speculative and involve substantial risks in addition to the risks of investing in high yield securities that are not in default. Generally, an Underlying Fund will not receive interest payments from the Distressed Municipal Securities it holds, and there is a substantial risk that the principal will not be repaid. In any reorganization or liquidation proceeding related to a Distressed Municipal Security, the Underlying Fund may lose its entire investment in such Distressed Municipal Security.

DISTRESSED SECURITIES RISK. Certain of the Underlying Funds may invest in debt securities that are currently in default and not expected to pay the current coupon ("Distressed Securities"). Distressed Securities are speculative and involve substantial risks in addition to the risks of investing in high yield securities that are not in default. Generally, an Underlying Fund will not receive interest payments from the Distressed Securities it holds, and there is a substantial risk that the principal will not be repaid. In any reorganization or liquidation proceeding related to a Distressed Security, the Underlying Fund may lose its entire investment in such Distressed Security.

EQUITY SECURITIES RISK. Because certain of the Underlying Funds invest in equity securities, the value of a Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FIXED INCOME SECURITIES RISK. An investment in a Fund involves risk associated with the investments of certain Underlying Funds in fixed income securities including the risk that certain of the Underlying Funds may not have the benefit of covenants that would prevent the issuer from engaging in capital restructurings or borrowing transactions in connection with corporate acquisitions, leveraged buyouts or restructurings. This limitation could reduce the ability of the issuer to meet its payment obligations and might result in increased credit risk. In addition, certain of the securities may be redeemed or prepaid by the issuer, resulting in lower interest payments received by the Underlying Funds and reduced distributions to shareholders.

HIGH YIELD SECURITIES RISK. The Underlying Funds may invest in high yield securities. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, may be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is generally smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

INCOME RISK. The income of the Underlying Funds could decline due to falling market interest rates. This is because, in a falling interest rate environment, the Underlying Funds generally will have to invest the proceeds from sales of their shares, as well as the proceeds from maturing portfolio securities, or portfolio securities that have been called, in lower-yielding securities.

INTEREST RATE RISK. The Underlying Funds are subject to interest rate risk. Interest rate risk is the risk that the value of the debt securities in an Underlying Fund's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security's expected principal and interest payments. In general,


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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2018 (UNAUDITED)

duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INVERSE FLOATERS RISK. Certain of the Underlying Funds may invest in inverse floating rate securities issued by TOB trusts. These securities create effective leverage. Due to the leveraged nature of these investments, the value of an inverse floater will increase and decrease to a significantly greater extent than the values of the TOB trust's underlying municipal bonds in response to changes in market interest rates or credit quality. In addition, distributions paid to an Underlying Fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. An investment in inverse floaters typically will involve greater risk than an investment in a fixed rate municipal bond.

LEVERAGE RISK. The Underlying Funds may employ the use of leverage in their portfolios. Leverage may be structural leverage, through borrowings or the issuance of preferred stock, or effective leverage, which results from an Underlying Fund's investment in derivative instruments that are inherently leveraged. While leverage often serves to increase the yield of an Underlying Fund, this leverage also subjects the Underlying Fund to increased risks, including the likelihood of increased volatility and the possibility that the Underlying Fund's common share income will fall if the dividend rate on the preferred shares or the interest rate on any borrowings rise.

LIQUIDITY RISK. The Underlying Funds may invest a portion of their assets in lower-quality debt issued by entities that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. Decreased liquidity may negatively affect an Underlying Fund's ability to mitigate risk.

In addition, inventories of Municipal Securities held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities. This reduction in market making capacity has the potential to decrease an Underlying Fund's ability to buy or sell Municipal Securities, and increase price volatility and trading costs, particularly during periods of economic or market stress. As a result, an Underlying Fund may be forced to accept a lower price to sell a Municipal Security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.

MLP RISK. Certain of the Underlying Funds may invest in publicly-traded master limited partnerships and limited liability companies taxed as partnerships ("MLPs"). An investment in MLP units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest may exist between common unit holders and the general partner, including those arising from incentive distribution payments. In addition, there is the risk that a MLP could be, contrary to its intention, taxed as a corporation, resulting in decreased returns from such MLP.

MUNICIPAL LEASE OBLIGATIONS RISK. Certain of the Underlying Funds may invest in participation interests in municipal leases. Participation interests in municipal leases pose special risks because many leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

MUNICIPAL OBLIGATIONS RISK. The Underlying Funds' investment in Municipal Securities subjects them to municipal obligations risk. Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of actual or anticipated changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by a Fund to be taxable and may result in a significant decline in the values of such municipal obligations.

NON-U.S. SECURITIES RISK. Certain of the Underlying Funds may invest in non-U.S. securities. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of exchanges in foreign countries.

POLITICAL AND ECONOMIC RISK. The values of Municipal Securities held by certain Underlying Funds may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

PREFERRED SECURITIES RISK. Certain of the Underlying Funds may invest in preferred securities. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.


Page 28


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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2018 (UNAUDITED)

PREPAYMENT RISK. Certain of the Underlying Funds may be subject to pre-payment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which a Fund derives interest income will be reduced. A Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

SENIOR LOAN RISK. Senior loans, in which certain of the Underlying Funds may invest, are usually rated below investment grade but may also be unrated. As a result, the risks associated with these senior loans are similar to the risks of high yield fixed income instruments. An economic downturn would generally lead to a higher non-payment rate, and a senior loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan's value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in senior loans may have uncertain settlement time periods. Senior loans are subject to a number of risks described elsewhere in this report, including liquidity risk and the risk of investing in below investment grade fixed income instruments. Furthermore, increases in interest rates may result in greater volatility of Senior Loans and average duration may fluctuate with fluctuations in interest rates.

SMALLER COMPANIES RISK. Certain of the Underlying Funds may invest in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

TAX RISK. Interest income from Municipal Securities is normally not subject to regular federal income tax, but income from Municipal Securities held by certain Underlying Funds could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or noncompliant conduct of a bond issuer. Consequently, the attractiveness of Municipal Securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from Municipal Securities.

ZERO COUPON BONDS RISK. Certain of the Underlying Funds may invest in zero coupon bonds. Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.


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FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


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FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

First Trust TCW Opportunistic Fixed Income ETF
   (FIXD)

                               Semi-Annual Report
                            For the Six Months Ended
                               February 28, 2018


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TABLE OF CONTENTS
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             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2018

Shareholder Letter...........................................................  1
Fund Performance Overview....................................................  2
Portfolio Management.........................................................  5
Understanding Your Fund Expenses.............................................  6
Portfolio of Investments.....................................................  7
Statement of Assets and Liabilities.......................................... 25
Statement of Operations...................................................... 26
Statements of Changes in Net Assets.......................................... 27
Financial Highlights......................................................... 28
Notes to Financial Statements................................................ 29
Additional Information....................................................... 38

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or TCW Investment Management Company LLC ("TCW" or the "Sub-Advisor") and their representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (First Trust TCW Opportunistic Fixed Income ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2018

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First Trust TCW Opportunistic Fixed Income ETF, which contains detailed information about your investment for the six months ended February 28, 2018. We encourage you to read this report carefully and discuss it with your financial advisor.

As you are no doubt aware, 2017 was a very strong year for U.S. markets. The three major indices - the S&P 500(R) Index, the Dow Jones Industrial Average and the Nasdaq Composite - posted their best performance since 2013. And there was more good news for Wall Street as the year ended and analysts collected stock market data:

      o The S&P 500(R) Index did something it had not previously done, finishing 2017 with 12 months of gains;

      o The Dow Jones Industrial Average achieved a milestone as well, closing above 24,000 for the first time ever on November 30; and

      o The Nasdaq Composite set a record by having 11 months of gains in 2017 (June was the only down month, and by just 0.86%).

As 2017 ended, President Trump signed the "Tax Cuts and Jobs Act of 2017" tax reform bill. This action by the President was viewed as making good on his earlier campaign promise to accomplish sweeping tax reform and the hope is that this bill will boost economic activity to greater highs. As 2018 began, there was much enthusiasm for the tax reform package and the potential increase in take-home pay for many Americans, as well as the reduction in the federal corporate tax rate from 35% to 21%. Going forward, many investors are watching the Federal Reserve and its signaled intent to continue raising interest rates at a gradual pace.

At First Trust, we are optimistic about the U.S. economy. The S&P 500(R) Index was off to a strong start in 2018, returning over 7.5% from January 2 to January
26. February, however, was a different story. Early in the month, the Dow Jones Industrial Average plunged 567 points and sank into "correction" territory (defined as a drop of 10% from the index's high) and in just two weeks, was down more than 3,200 points. However, as February came to a close, the Dow Jones Industrial Average was back on track and up from the lows experienced earlier in the month.

This market volatility is why we believe that one should invest for the long term and be prepared for market movements, which can happen at any time. This can be accomplished by keeping current on your portfolio and investing goals by speaking regularly with your investment professional. It's important to keep in mind that past performance of the U.S. and global stock markets or investment products can never guarantee future results. As we've said before, markets go up and they also go down, but savvy investors are prepared for either through careful attention to their portfolios and investment goals.

Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you and will report on your investment again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

The investment objective of the First Trust TCW Opportunistic Fixed Income ETF (the "Fund") is to seek to maximize long-term total return. Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets (including investment borrowings) in fixed income securities of any credit entity. The Fund's investments principally include securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities; Treasury Inflation Protected Securities (TIPS); agency and non-agency residential mortgage-backed securities (RMBS); agency and non-agency commercial mortgage-backed securities (CMBS); agency and non-agency asset-backed securities (ABS); domestic corporate bonds; fixed income securities issued by foreign corporations and foreign governments, including emerging markets; bank loans, including first lien senior secured floating rate bank loans; municipal bonds; and other debt securities bearing fixed interest rates of any maturity. The Fund may also invest in collateralized loan obligations
(CLOs), floating rate securities, variable rate securities and Rule 144A securities. The Fund is classified as "non-diversified" under the Investment Company Act of 1940. Shares of the Fund are listed on The Nasdaq Stock Market LLC under the ticker symbol "FIXD."

The Fund's sub-advisor, TCW Investment Management Company LLC (the "Sub-Advisor") will attempt to focus the Fund's portfolio holdings in areas of the fixed income market (based on quality, sector, coupon or maturity) that the Sub-Advisor believes to be relatively undervalued. Under normal conditions, the Fund's average portfolio duration varies within one year (plus or minus) of the portfolio duration of the securities comprising the Bloomberg Barclays U.S. Aggregate Bond Index. As a separate measure, there is no limit on the weighted average maturity of the Fund's portfolio. While maturity refers to the expected life of a security, duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest. The Fund invests in mortgage-backed securities which may be, but are not required to be, issued or guaranteed by the U.S. government, its agencies or instrumentalities, such as Ginnie Mae and U.S. government-sponsored entities, such as Fannie Mae and Freddie Mac. Government agency or instrumentality securities have different levels of credit support. The Fund may invest in such government supported mortgage-backed securities by investing in to-be-announced transactions ("TBA Transactions"). The Fund may also invest in privately-issued mortgage-backed securities; however, the Fund will not invest more than 20% of its assets invested in fixed income securities in non-agency sponsored mortgage-backed securities.

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL      CUMULATIVE
                                                                                     TOTAL RETURNS      TOTAL RETURNS
                                                                                       Inception          Inception
                                                 6 Months Ended     1 Year Ended       (2/14/17)          (2/14/17)
                                                    2/28/18           2/28/18          to 2/28/18        to 2/28/18
FUND PERFORMANCE
NAV                                                  -1.87%            0.62%             1.25%              1.30%
Market Price                                         -1.89%            0.47%             1.19%              1.24%

INDEX PERFORMANCE
Bloomberg Barclays U.S. Aggregate Bond Index         -2.18%            0.51%             1.12%              1.17%
---------------------------------------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived by the Advisor.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
ASSET CLASSIFICATION                           INVESTMENTS
----------------------------------------------------------
U.S. Government Agency Mortgage-Backed
   Securities                                     26.46%
Corporate Bonds                                   24.77
U.S. Government Bonds and Notes                   24.65
Asset-Backed Securities                            7.59
Mortgage-Backed Securities                         7.15
Foreign Corporate Bonds                            2.74
Foreign Sovereign Bonds                            2.25
Money Market Funds                                 1.74
U.S. Treasury Bills                                1.44
Municipal Bonds                                    1.02
Senior Floating-Rate Loan Interests                0.10
Capital Preferred Securities                       0.09
                                                --------
   Total                                         100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
CREDIT QUALITY(1)                              INVESTMENTS
----------------------------------------------------------
Government/Agency                                 52.55%
AAA                                                6.53
AA+                                                1.69
AA                                                 0.44
AA-                                                0.50
A+                                                 2.20
A                                                  2.53
A-                                                 4.46
BBB+                                               6.43
BBB                                                7.02
BBB-                                               6.15
BB+                                                1.42
BB                                                 1.26
BB-                                                1.05
B+                                                 0.51
B                                                  1.94
B-                                                 0.40
CCC+                                               0.05
CCC                                                1.02
CCC-                                               0.80
CC+                                                0.41
CC                                                 0.42
D                                                  0.22
                                                --------
   Total                                         100.00%
                                                ========

----------------------------------------------------------
                                               % OF FIXED-
                                                 INCOME
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
U.S. Treasury Bond 3.00%, 02/15/48                 6.35%
U.S. Treasury Note 2.13%, 12/31/22                 4.63
Federal National Mortgage Association,
   Pool TBA 3.50%, 03/15/47                        4.57
U.S. Treasury Note 2.38%, 01/31/23                 3.58
U.S. Treasury Note 2.25%, 02/29/20                 3.49
U.S. Treasury Note 2.25%, 11/15/27                 3.47
U.S. Treasury Note 2.63%, 02/28/23                 2.64
Federal National Mortgage Association,
   Pool TBA 4.50%, 03/15/47                        1.88
Federal National Mortgage Association,
   Pool TBA 4.00%, 03/15/47                        1.35
Federal Home Loan Mortgage Corporation,
   Pool G08791 3.50%, 12/01/47                     1.31
                                                --------
   Total                                          33.27%
                                                ========

-----------------------------
(1) The ratings are by Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under "Government/Agency". Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD) (CONTINUED)

                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                      FEBRUARY 14, 2017 - FEBRUARY 28, 2018

                     First Trust TCW         Bloomberg Barclays
                   Opportunistic Fixed         U.S. Aggregate
                       Income ETF                Bond Index
2/14/17                  $10,000                  $10,000
2/28/17                   10,068                   10,066
8/31/17                   10,323                   10,342
2/28/18                   10,130                   10,116

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH FEBRUARY 28, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2017 (commencement of trading) through February 28, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/17 - 8/31/17        117               0               0             0
9/1/17 - 2/28/18         116               1               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/17 - 8/31/17         21               0               0             0
9/1/17 - 2/28/18           6               0               0             0

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2018 (UNAUDITED)


                                    ADVISOR

First Trust Advisors L.P. ("First Trust") is the investment advisor to First Trust TCW Opportunistic Fixed Income ETF (the "Fund"). First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administration services necessary for the management of the Fund.

                                  SUB-ADVISOR

TCW Investment Management Company LLC ("TCW" or the "Sub-Advisor"), serves as investment sub-advisor. In this capacity, TCW is responsible for the selection and ongoing monitoring of the securities in the Fund's investment portfolio. TCW, with principal offices at 865 South Figueroa Street, Los Angeles, California 90017, was founded in 1996, and is a wholly-owned subsidiary of The TCW Group, Inc. ("TCW Group"). TCW, together with TCW Group and its other subsidiaries, which provide a variety of trust, investment management and investment advisory services, had approximately $203.0 billion under management or committed to management, including $168.4 billion of U.S. fixed income investments, as of February 28, 2018.

                           PORTFOLIO MANAGEMENT TEAM

TAD RIVELLE, CHIEF INVESTMENT OFFICER OF THE FIXED INCOME GROUP OF TCW

STEPHEN M. KANE, CFA, GENERALIST PORTFOLIO MANAGER IN THE FIXED INCOME GROUP OF TCW

LAIRD LANDMANN, CO-DIRECTOR AND GENERALIST PORTFOLIO MANAGER IN THE FIXED INCOME GROUP OF TCW

BRIAN T. WHALEN, CFA, GENERALIST PORTFOLIO MANAGER IN THE FIXED INCOME GROUP OF TCW

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2018 (UNAUDITED)

As a shareholder of First Trust TCW Opportunistic Fixed Income ETF (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2018.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO   EXPENSES PAID
                                                     BEGINNING            ENDING         BASED ON THE     DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE       SIX MONTH       SIX MONTH
                                                 SEPTEMBER 1, 2017   FEBRUARY 28, 2018    PERIOD (a)      PERIOD (b)
----------------------------------------------------------------------------------------------------------------------
FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
Actual                                               $1,000.00           $  981.30           0.55%           $2.70
Hypothetical (5% return before expenses)             $1,000.00           $1,022.07           0.55%           $2.76

(a) These expense ratios reflect an expense waiver. See Note 3 in the Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (September 1, 2017 through February 28, 2018), multiplied by 181/365 (to reflect the one-half year period).

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2018 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 30.3%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.1%
                Federal Home Loan Mortgage Corporation
$      228,963     Series 2017-4656, Class EZ.......................................     4.00%       02/15/47    $     236,360
                                                                                                                 -------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 2.3%
                Federal National Mortgage Association
       498,674     Series 2018-M1, Class A1.........................................     2.99%       12/25/27          496,801
     1,245,000     Series 2018-M1, Class A2 (a).....................................     2.99%       12/25/27        1,211,669
                Freddie Mac Multifamily Structured Pass Through Certificates
       165,638     Series 2015-KF08, Class A, 1 Mo. LIBOR  + 0.30% (b)..............     1.88%       01/25/22          165,628
       223,136     Series 2015-KF09, Class A, 1 Mo. LIBOR  + 0.38% (b)..............     1.96%       05/25/22          223,515
       202,787     Series 2015-KF10, Class A, 1 Mo. LIBOR  + 0.38% (b)..............     1.96%       07/25/22          203,931
       271,256     Series 2016-KF16, Class A, 1 Mo. LIBOR  + 0.63% (b)..............     2.21%       03/25/26          272,475
       897,191     Series 2017-K729, Class A1.......................................     2.95%       02/25/24          900,398
       988,450     Series 2017-KJ18, Class A1.......................................     2.46%       03/25/22          977,656
     1,345,058     Series 2017-Q006, Class APT2 (c).................................     2.53%       09/25/26        1,359,981
                Government National Mortgage Association
       596,138     Series 2011-86, Class B..........................................     3.00%       02/16/41          596,661
                                                                                                                 -------------
                                                                                                                     6,408,715
                                                                                                                 -------------
                PASS-THROUGH SECURITIES -- 27.9%
                Federal Home Loan Mortgage Corporation
       479,558     Pool G08738......................................................     3.50%       12/01/46          480,118
       475,462     Pool G08741......................................................     3.00%       01/01/47          461,103
       473,759     Pool G08747......................................................     3.00%       02/01/47          459,680
       489,856     Pool G08748......................................................     3.50%       02/01/47          490,429
     1,524,118     Pool G08750......................................................     3.00%       03/01/47        1,478,743
     4,307,845     Pool G08791......................................................     3.00%       12/01/47        4,179,288
       415,804     Pool G18670......................................................     3.00%       12/01/32          414,402
     1,027,174     Pool G60080......................................................     3.50%       06/01/45        1,031,198
       661,977     Pool G60440......................................................     3.50%       03/01/46          664,571
     1,698,977     Pool G60658......................................................     3.50%       07/01/46        1,708,856
     1,936,271     Pool G67700......................................................     3.50%       08/01/46        1,943,547
       908,757     Pool G67703......................................................     3.50%       04/01/47          912,139
     2,631,120     Pool G67706......................................................     3.50%       12/01/47        2,640,910
     3,334,153     Pool G67707......................................................     3.50%       01/01/48        3,352,575
       225,000     Pool TBA (d).....................................................     3.50%       03/01/48          224,734
       669,326     Pool U90772......................................................     3.50%       01/01/43          672,594
                Federal National Mortgage Association
       115,885     Pool 471513......................................................     2.90%       06/01/22          115,861
       875,667     Pool AL3400......................................................     2.54%       03/01/23          853,838
       434,446     Pool AL6465......................................................     3.25%       11/01/23          439,053
       912,771     Pool AM1619......................................................     2.34%       12/01/22          888,147
     1,045,578     Pool AM3169......................................................     2.61%       04/01/23        1,028,729
       350,000     Pool AM4011......................................................     3.67%       07/01/23          361,718
        93,240     Pool AM4109......................................................     3.85%       08/01/25           97,343
        94,207     Pool AM4724......................................................     3.95%       11/01/25           99,066
       117,983     Pool AM5673......................................................     3.65%       04/01/23          120,888
        89,553     Pool AM5948......................................................     3.54%       05/01/29           90,479
       120,773     Pool AM7122......................................................     3.61%       11/01/34          121,903
        95,141     Pool AM7817......................................................     3.31%       01/01/27           96,017
        43,581     Pool AN0550......................................................     3.63%       02/01/31           44,451
       159,792     Pool AN1151......................................................     3.20%       03/01/31          157,232


                        See Notes to Financial Statements                 Page 7

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2018 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$      120,000     Pool AN2786......................................................     2.76%       09/01/36    $     108,950
       206,886     Pool AN4665......................................................     3.49%       02/01/32          207,825
        99,000     Pool AN5529......................................................     3.02%       06/01/28           96,734
       800,000     Pool AN7227......................................................     3.20%       10/01/29          789,652
       700,000     Pool AN7274......................................................     3.10%       11/01/29          683,067
     1,097,349     Pool AS8764......................................................     2.50%       02/01/32        1,071,368
     2,820,295     Pool CA1187......................................................     3.50%       02/01/48        2,821,833
       588,987     Pool FN0000......................................................     3.59%       09/01/20          600,990
       403,033     Pool MA2145......................................................     4.00%       01/01/45          414,227
        59,301     Pool MA2896......................................................     3.50%       02/01/47           59,296
       202,330     Pool MA2915......................................................     3.00%       02/01/27          202,567
       213,435     Pool MA3088......................................................     4.00%       08/01/47          219,037
       749,821     Pool MA3147......................................................     3.00%       10/01/47          727,241
       432,569     Pool MA3237......................................................     3.00%       01/01/48          419,543
     1,136,577     Pool MA3276......................................................     3.50%       02/01/48        1,136,492
     2,210,000     Pool TBA (d).....................................................     3.00%       03/15/32        2,200,245
     1,355,000     Pool TBA (d).....................................................     3.00%       03/15/47        1,312,547
    14,640,000     Pool TBA (d).....................................................     3.50%       03/15/47       14,613,523
     4,205,000     Pool TBA (d).....................................................     4.00%       03/15/47        4,306,758
     5,740,000     Pool TBA (d).....................................................     4.50%       03/15/47        6,009,645
                Government National Mortgage Association
       582,243     Pool MA1157......................................................     3.50%       07/20/43          589,184
       411,938     Pool MA4069......................................................     3.50%       11/20/46          414,870
       343,652     Pool MA4195......................................................     3.00%       01/20/47          336,330
       440,572     Pool MA4196......................................................     3.50%       01/20/47          443,708
       245,293     Pool MA4453......................................................     4.50%       05/20/47          256,183
     2,724,267     Pool MA4588......................................................     4.50%       07/20/47        2,836,605
     1,974,399     Pool MA4652......................................................     3.50%       08/20/47        1,988,451
       540,056     Pool MA4719......................................................     3.50%       09/20/47          543,900
       316,272     Pool MA4722......................................................     5.00%       09/20/47          333,287
       172,894     Pool MA4777......................................................     3.00%       10/20/47          169,202
       777,979     Pool MA4838......................................................     4.00%       11/20/47          800,555
     1,070,165     Pool MA4961......................................................     3.00%       01/20/48        1,047,331
     1,365,000     Pool TBA (d).....................................................     3.00%       03/15/47        1,334,048
     1,430,000     Pool TBA (d).....................................................     3.50%       03/15/47        1,438,016
       595,000     Pool TBA (d).....................................................     4.00%       03/15/47          610,479
     1,065,000     Pool TBA (d).....................................................     4.50%       03/15/48        1,107,251
     1,480,000     Pool TBA (d).....................................................     5.00%       03/15/48        1,554,710
                                                                                                                 -------------
                                                                                                                    79,435,262
                                                                                                                 -------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES........................................     86,080,337
                (Cost $87,164,685)                                                                               -------------

CORPORATE BONDS -- 28.3%

                AEROSPACE/DEFENSE -- 0.5%
       600,000  BAE Systems Holdings, Inc. (e)......................................     6.38%       06/01/19          626,901
       550,000  L3 Technologies, Inc................................................     5.20%       10/15/19          569,801
        75,000  Northrop Grumman Corp...............................................     3.25%       01/15/28           71,966
       250,000  United Technologies Corp............................................     1.78%       05/04/18          249,815
                                                                                                                 -------------
                                                                                                                     1,518,483
                                                                                                                 -------------


Page 8                  See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2018 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
CORPORATE BONDS (CONTINUED)

                AGRICULTURE -- 0.0%
$       50,000  BAT Capital Corp. (e)...............................................     2.76%       08/15/22    $      48,618
                                                                                                                 -------------
                AIRLINES -- 0.2%
       139,347  American Airlines Pass-Through Trust, Series 2015-2, Class AA.......     3.60%       09/22/27          138,748
       359,473  Continental Airlines Pass-Through Trust, Series 2007-1, Class A.....     5.98%       04/19/22          388,805
       157,870  Delta Air Lines Pass-Through Trust, Series 2002-1, Class G-1 .......     6.72%       01/02/23          172,560
                                                                                                                 -------------
                                                                                                                       700,113
                                                                                                                 -------------
                AUTO MANUFACTURERS -- 0.5%
       200,000  Ford Motor Credit Co. LLC...........................................     2.24%       06/15/18          199,910
       150,000  Ford Motor Credit Co. LLC, Medium-Term Note.........................     2.94%       01/08/19          150,370
       210,000  General Motors Financial Co., Inc...................................     2.40%       05/09/19          209,125
       750,000  General Motors Financial Co., Inc...................................     3.15%       01/15/20          751,516
                                                                                                                 -------------
                                                                                                                     1,310,921
                                                                                                                 -------------
                AUTO PARTS & EQUIPMENT -- 0.0%
        11,000  Goodyear Tire & Rubber (The) Co.....................................     4.88%       03/15/27           10,863
                                                                                                                 -------------
                BANKS -- 9.7%
     1,385,000  Bank of America Corp. (f)...........................................     2.74%       01/23/22        1,371,548
     1,100,000  Bank of America Corp. (e) (f).......................................     3.42%       12/20/28        1,054,965
       850,000  Bank of America Corp., Global Medium-Term Note (f)..................     3.59%       07/21/28          828,844
       582,000  Bank of America Corp., Medium-Term Note.............................     6.88%       04/25/18          585,965
       350,000  Bank of America Corp., Medium-Term Note.............................     5.65%       05/01/18          352,035
        75,000  Bank of America Corp., Medium-Term Note (f).........................     3.09%       10/01/25           72,890
       300,000  Bank of New York Mellon (The) Corp. (f).............................     2.66%       05/16/23          292,994
       500,000  Citigroup, Inc......................................................     2.50%       09/26/18          500,042
     1,250,000  Citigroup, Inc......................................................     2.05%       12/07/18        1,246,826
       650,000  Citigroup, Inc......................................................     2.55%       04/08/19          649,347
       250,000  Citigroup, Inc......................................................     8.50%       05/22/19          267,284
     1,000,000  Citigroup, Inc. (f).................................................     3.14%       01/24/23          993,503
       600,000  Citigroup, Inc. (f).................................................     3.52%       10/27/28          580,729
       200,000  Discover Bank.......................................................     2.60%       11/13/18          200,160
       150,000  Goldman Sachs Group, (The), Inc.....................................     6.15%       04/01/18          150,462
     2,000,000  Goldman Sachs Group, (The), Inc.....................................     2.55%       10/23/19        1,991,973
        75,000  Goldman Sachs Group, (The), Inc. (f)................................     3.27%       09/29/25           72,424
       550,000  Goldman Sachs Group, (The), Inc. (f)................................     3.69%       06/05/28          535,772
       695,000  Goldman Sachs Group, (The), Inc. (f)................................     3.81%       04/23/29          679,414
       300,000  Goldman Sachs Group, (The), Inc., Global Medium-Term Note...........     7.50%       02/15/19          313,320
     1,000,000  JPMorgan Chase & Co.................................................     2.25%       01/23/20          990,810
       500,000  JPMorgan Chase & Co.................................................     3.90%       07/15/25          507,990
     1,150,000  JPMorgan Chase & Co.................................................     3.20%       06/15/26        1,105,197
       825,000  JPMorgan Chase & Co. (f)............................................     3.54%       05/01/28          805,623
     1,110,000  JPMorgan Chase Bank N.A., 3 Mo. LIBOR + 0.25% (b)...................     2.07%       02/13/20        1,109,746
     1,105,000  JPMorgan Chase Bank N.A. (f)........................................     2.60%       02/01/21        1,101,897
     2,450,000  Morgan Stanley, Series 3NC2, 3 Mo. LIBOR + 0.80% (b)................     2.63%       02/14/20        2,461,719
       500,000  Morgan Stanley, Global Medium-Term Note,
                   3 Mo. LIBOR + 1.38% (b)..........................................     3.15%       02/01/19          504,824
       350,000  Morgan Stanley, Medium-Term Note....................................     5.63%       09/23/19          364,914
       690,000  PNC Bank N.A........................................................     2.50%       01/22/21          681,219
       400,000  PNC Bank N.A........................................................     3.80%       07/25/23          407,184
     1,000,000  Wells Fargo & Co....................................................     3.00%       04/22/26          947,386
       250,000  Wells Fargo & Co....................................................     3.00%       10/23/26          236,003


                        See Notes to Financial Statements                 Page 9

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2018 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
CORPORATE BONDS (CONTINUED)

                BANKS (CONTINUED)
$      300,000  Wells Fargo & Co., Medium-Term Note.................................     2.63%       07/22/22    $     291,412
       350,000  Wells Fargo & Co., Medium-Term Note (f).............................     3.58%       05/22/28          342,299
     3,000,000  Wells Fargo Bank N.A................................................     2.40%       01/15/20        2,977,646
                                                                                                                 -------------
                                                                                                                    27,576,366
                                                                                                                 -------------
                BEVERAGES -- 0.5%
       500,000  Anheuser-Busch InBev Finance, Inc...................................     3.65%       02/01/26          495,750
       200,000  Anheuser-Busch InBev Finance, Inc...................................     4.90%       02/01/46          214,112
       200,000  Constellation Brands, Inc...........................................     2.00%       11/07/19          197,683
       500,000  Constellation Brands, Inc...........................................     3.88%       11/15/19          508,780
                                                                                                                 -------------
                                                                                                                     1,416,325
                                                                                                                 -------------
                BIOTECHNOLOGY -- 0.9%
       450,000  Amgen, Inc..........................................................     4.40%       05/01/45          448,217
       250,000  Amgen, Inc..........................................................     4.66%       06/15/51          253,330
       200,000  Baxalta, Inc........................................................     2.00%       06/22/18          199,768
       400,000  Baxalta, Inc........................................................     4.00%       06/23/25          398,794
       370,000  Celgene Corp........................................................     2.75%       02/15/23          359,180
       250,000  Celgene Corp........................................................     3.88%       08/15/25          249,676
       200,000  Celgene Corp........................................................     5.00%       08/15/45          209,210
       175,000  Gilead Sciences, Inc................................................     3.65%       03/01/26          174,858
       380,000  Gilead Sciences, Inc................................................     4.15%       03/01/47          365,312
                                                                                                                 -------------
                                                                                                                     2,658,345
                                                                                                                 -------------
                CHEMICALS -- 0.4%
       150,000  Axalta Coating Systems LLC (e)......................................     4.88%       08/15/24          151,125
       700,000  Dow Chemical (The) Co...............................................     8.55%       05/15/19          747,966
       200,000  Monsanto Co.........................................................     2.13%       07/15/19          198,356
        24,000  Valvoline, Inc......................................................     5.50%       07/15/24           24,810
        30,000  Valvoline, Inc......................................................     4.38%       08/15/25           29,363
                                                                                                                 -------------
                                                                                                                     1,151,620
                                                                                                                 -------------
                COMMERCIAL SERVICES -- 0.2%
        10,000  Gartner, Inc. (e)...................................................     5.13%       04/01/25           10,275
       120,000  Matthews International Corp. (e)....................................     5.25%       12/01/25          120,600
       200,000  Moody's Corp., 3 Mo. LIBOR + 0.35% (b)..............................     2.37%       09/04/18          200,204
        50,000  Service Corp. International.........................................     4.50%       11/15/20           50,375
        20,000  Service Corp. International.........................................     5.38%       01/15/22           20,475
       145,000  Service Corp. International.........................................     4.63%       12/15/27          142,100
                                                                                                                 -------------
                                                                                                                       544,029
                                                                                                                 -------------
                COMPUTERS -- 0.2%
       450,000  Dell International LLC / EMC Corp. (e)..............................     3.48%       06/01/19          452,992
                                                                                                                 -------------
                COSMETICS/PERSONAL CARE -- 0.0%
        50,000  First Quality Finance Co., Inc. (e).................................     4.63%       05/15/21           50,000
        25,000  First Quality Finance Co., Inc. (e).................................     5.00%       07/01/25           24,563
                                                                                                                 -------------
                                                                                                                        74,563
                                                                                                                 -------------
                DIVERSIFIED FINANCIAL SERVICES -- 0.9%
       670,000  Air Lease Corp......................................................     3.25%       03/01/25          643,683
       250,000  American Express Co.................................................     1.55%       05/22/18          249,685
       175,000  American Express Credit Corp., Medium-Term Note.....................     1.80%       07/31/18          174,640
       950,000  International Lease Finance Corp. (e)...............................     7.13%       09/01/18          970,291
       450,000  Raymond James Financial, Inc........................................     4.95%       07/15/46          489,903
                                                                                                                 -------------
                                                                                                                     2,528,202
                                                                                                                 -------------


Page 10                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2018 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
CORPORATE BONDS (CONTINUED)

                ELECTRIC -- 2.6%
$      200,000  Ameren Illinois Co..................................................     3.70%       12/01/47    $     193,150
       350,000  Black Hills Corp....................................................     2.50%       01/11/19          350,013
       155,000  Duke Energy Carolinas LLC...........................................     3.70%       12/01/47          148,731
       700,000  Duke Energy Progress LLC............................................     3.25%       08/15/25          693,344
       750,000  Duquesne Light Holdings, Inc. (e)...................................     6.40%       09/15/20          808,632
       200,000  Entergy Louisiana LLC...............................................     6.50%       09/01/18          203,937
       750,000  Entergy Texas, Inc..................................................     3.45%       12/01/27          729,596
       400,000  LG&E & KU Energy LLC................................................     3.75%       11/15/20          407,360
       830,000  Metropolitan Edison Co. (e).........................................     4.00%       04/15/25          834,640
       150,000  NextEra Energy Operating Partners L.P. (e)..........................     4.50%       09/15/27          144,938
       200,000  Pennsylvania Electric Co., Series C.................................     6.63%       04/01/19          207,316
     1,532,000  Public Service Co. of New Mexico....................................     7.95%       05/15/18        1,549,673
       300,000  Southwestern Electric Power Co......................................     3.55%       02/15/22          304,127
       750,000  Tucson Electric Power Co............................................     5.15%       11/15/21          796,120
                                                                                                                 -------------
                                                                                                                     7,371,577
                                                                                                                 -------------
                ELECTRONICS -- 0.1%
       175,000  Itron, Inc. (e).....................................................     5.00%       01/15/26          174,563
                                                                                                                 -------------
                ENTERTAINMENT -- 0.0%
       135,000  GLP Capital L.P. / GLP Financing II, Inc............................     4.38%       11/01/18          135,675
                                                                                                                 -------------
                ENVIRONMENTAL CONTROL -- 0.2%
       210,000  Clean Harbors, Inc..................................................     5.13%       06/01/21          211,838
       100,000  Republic Services, Inc..............................................     3.80%       05/15/18          100,286
       150,000  Republic Services, Inc..............................................     2.90%       07/01/26          141,534
       190,000  Waste Management, Inc...............................................     3.15%       11/15/27          181,613
                                                                                                                 -------------
                                                                                                                       635,271
                                                                                                                 -------------
                FOOD -- 0.5%
        29,000  B&G Foods, Inc......................................................     4.63%       06/01/21           29,181
       600,000  Kraft Heinz Foods Co................................................     2.00%       07/02/18          599,572
       175,000  Kraft Heinz Foods Co................................................     4.38%       06/01/46          160,837
        20,000  Lamb Weston Holdings, Inc. (e)......................................     4.63%       11/01/24           20,200
       130,000  Post Holdings, Inc. (e).............................................     5.75%       03/01/27          128,700
        25,000  Post Holdings, Inc. (e).............................................     5.63%       01/15/28           24,375
       600,000  Tyson Foods, Inc....................................................     2.65%       08/15/19          598,522
                                                                                                                 -------------
                                                                                                                     1,561,387
                                                                                                                 -------------
                FOREST PRODUCTS & PAPER -- 0.3%
       850,000  Georgia-Pacific LLC (e).............................................     2.54%       11/15/19          846,601
                                                                                                                 -------------
                GAS -- 0.1%
       200,000  Spire, Inc..........................................................     3.54%       02/27/24          196,953
                                                                                                                 -------------
                HEALTHCARE-PRODUCTS -- 0.9%
       575,000  Abbott Laboratories.................................................     3.75%       11/30/26          570,388
       300,000  Becton Dickinson and Co.............................................     3.25%       11/12/20          300,230
       700,000  Boston Scientific Corp..............................................     6.00%       01/15/20          738,971
       135,000  Hologic, Inc. (e)...................................................     4.63%       02/01/28          130,950
       180,000  Teleflex, Inc.......................................................     4.63%       11/15/27          176,175
       525,000  Zimmer Biomet Holdings, Inc.........................................     2.70%       04/01/20          521,077
                                                                                                                 -------------
                                                                                                                     2,437,791
                                                                                                                 -------------


                        See Notes to Financial Statements                Page 11

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2018 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
CORPORATE BONDS (CONTINUED)

                HEALTHCARE-SERVICES -- 1.6%
$      150,000  Anthem, Inc.........................................................     3.30%       01/15/23    $     149,340
       120,000  Anthem, Inc.........................................................     3.65%       12/01/27          116,485
       248,000  Centene Corp........................................................     4.75%       01/15/25          247,225
        95,000  CHS/Community Health Systems, Inc...................................     6.25%       03/31/23           86,925
        75,000  Cigna Corp..........................................................     3.05%       10/15/27           69,385
        20,000  DaVita, Inc.........................................................     5.75%       08/15/22           20,600
         5,000  DaVita, Inc.........................................................     5.13%       07/15/24            4,975
       300,000  Fresenius Medical Care US Finance II, Inc. (e)......................     6.50%       09/15/18          305,817
       700,000  Fresenius Medical Care US Finance II, Inc. (e)......................     5.63%       07/31/19          725,027
        50,000  HCA, Inc............................................................     3.75%       03/15/19           50,439
       179,000  HCA, Inc............................................................     6.50%       02/15/20          189,293
       180,000  HCA, Inc............................................................     4.75%       05/01/23          183,600
       100,000  HCA, Inc............................................................     5.00%       03/15/24          102,125
       500,000  Humana, Inc.........................................................     2.63%       10/01/19          499,354
       360,000  Humana, Inc.........................................................     2.90%       12/15/22          352,463
       450,000  Kaiser Foundation Hospitals.........................................     3.50%       04/01/22          456,712
         5,000  Molina Healthcare, Inc..............................................     5.38%       11/15/22            5,000
       115,000  Molina Healthcare, Inc. (e).........................................     4.88%       06/15/25          110,688
        75,000  MPH Acquisition Holdings LLC (e)....................................     7.13%       06/01/24           79,125
       200,000  New York and Presbyterian (The) Hospital............................     3.56%       08/01/36          190,520
        15,000  Surgery Center Holdings, Inc. (e)...................................     6.75%       07/01/25           14,175
        10,000  Tenet Healthcare Corp...............................................     4.75%       06/01/20           10,200
        29,000  Tenet Healthcare Corp...............................................     4.50%       04/01/21           29,238
        60,000  Tenet Healthcare Corp...............................................     4.38%       10/01/21           60,000
       101,000  Tenet Healthcare Corp. (e)..........................................     4.63%       07/15/24           97,339
       250,000  Universal Health Services, Inc. (e).................................     3.75%       08/01/19          252,813
        70,000  WellCare Health Plans, Inc..........................................     5.25%       04/01/25           71,023
                                                                                                                 -------------
                                                                                                                     4,479,886
                                                                                                                 -------------
                HOUSEHOLD PRODUCTS/WARES -- 0.1%
        30,000  Central Garden & Pet Co.............................................     6.13%       11/15/23           31,500
       158,000  Central Garden & Pet Co.............................................     5.13%       02/01/28          154,050
                                                                                                                 -------------
                                                                                                                       185,550
                                                                                                                 -------------
                HOUSEWARES -- 0.2%
       500,000  Newell Brands, Inc..................................................     2.60%       03/29/19          498,304
       150,000  Newell Brands, Inc..................................................     2.88%       12/01/19          149,689
                                                                                                                 -------------
                                                                                                                       647,993
                                                                                                                 -------------
                INSURANCE -- 0.5%
       700,000  Farmers Exchange Capital III (e) (f)................................     5.45%       10/15/54          724,500
       400,000  Nationwide Mutual Insurance Co.,
                   3 Mo. LIBOR +  2.29% (b) (e).....................................     3.88%       12/15/24          400,114
       240,000  Teachers Insurance & Annuity Association of America (e) (f).........     4.38%       09/15/54          236,700
                                                                                                                 -------------
                                                                                                                     1,361,314
                                                                                                                 -------------
                INTERNET -- 0.1%
        75,000  Amazon.com, Inc. (e)................................................     3.15%       08/22/27           72,437
       120,000  Zayo Group LLC / Zayo Capital, Inc. (e).............................     5.75%       01/15/27          120,900
                                                                                                                 -------------
                                                                                                                       193,337
                                                                                                                 -------------
                MEDIA -- 0.6%
       200,000  Altice US Finance I Corp. (e).......................................     5.50%       05/15/26          198,500
        65,000  Cable One, Inc. (e).................................................     5.75%       06/15/22           66,869


Page 12                  See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2018 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
CORPORATE BONDS (CONTINUED)

                MEDIA (CONTINUED)
$      200,000  CBS Corp. (e).......................................................     3.70%       06/01/28    $     192,495
        25,000  CCO Holdings LLC / CCO Holdings Capital Corp. (e)...................     5.13%       05/01/27           24,136
       255,000  CCO Holdings LLC / CCO Holdings Capital Corp. (e)...................     5.00%       02/01/28          242,007
       300,000  Comcast Corp........................................................     4.65%       07/15/42          311,857
       100,000  Comcast Corp........................................................     3.97%       11/01/47           93,581
        50,000  CSC Holdings LLC....................................................     5.25%       06/01/24           48,250
       200,000  CSC Holdings LLC (e)................................................     5.38%       02/01/28          196,000
       195,000  Sirius XM Radio, Inc. (e)...........................................     3.88%       08/01/22          192,075
       150,000  Time Warner Cable LLC...............................................     5.88%       11/15/40          158,800
                                                                                                                 -------------
                                                                                                                     1,724,570
                                                                                                                 -------------
                OIL AND GAS -- 0.2%
        15,000  Antero Resources Corp...............................................     5.00%       03/01/25           15,187
        95,000  Centennial Resource Production LLC (e)..............................     5.38%       01/15/26           95,000
       120,000  CrownRock L.P. / CrownRock Finance, Inc. (e)........................     5.63%       10/15/25          117,900
        13,000  Diamondback Energy, Inc.............................................     4.75%       11/01/24           12,870
        75,000  Endeavor Energy Resources L.P. / EER Finance, Inc. (e)..............     5.75%       01/30/28           75,281
         7,000  Gulfport Energy Corp................................................     6.38%       05/15/25            6,930
        15,000  Newfield Exploration Co.............................................     5.75%       01/30/22           15,900
        10,000  Newfield Exploration Co.............................................     5.63%       07/01/24           10,575
        60,000  Parsley Energy LLC / Parsley Finance Corp. (e)......................     5.25%       08/15/25           59,400
        30,000  Parsley Energy LLC / Parsley Finance Corp. (e)......................     5.63%       10/15/27           29,831
         5,000  QEP Resources, Inc..................................................     5.38%       10/01/22            5,100
         5,000  QEP Resources, Inc..................................................     5.25%       05/01/23            4,988
       200,000  Sunoco L.P. / Sunoco Finance Corp. (e)..............................     4.88%       01/15/23          199,480
                                                                                                                 -------------
                                                                                                                       648,442
                                                                                                                 -------------
                PACKAGING & CONTAINERS -- 0.7%
        17,000  Ball Corp...........................................................     5.25%       07/01/25           17,914
       500,000  Bemis Co., Inc......................................................     6.80%       08/01/19          527,601
        50,000  Crown Americas LLC / Crown Americas Capital Corp. V.................     4.25%       09/30/26           47,500
        50,000  Graphic Packaging International LLC.................................     4.88%       11/15/22           51,625
       100,000  Multi-Color Corp. (e)...............................................     4.88%       11/01/25           96,250
       600,000  Packaging Corp. of America..........................................     2.45%       12/15/20          591,847
        48,455  Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC /
                   Reynolds Group Issuer Lu.........................................     5.75%       10/15/20           49,243
       400,000  WestRock MWV LLC....................................................     7.38%       09/01/19          426,107
       250,000  WestRock RKT Co.....................................................     4.45%       03/01/19          254,500
                                                                                                                 -------------
                                                                                                                     2,062,587
                                                                                                                 -------------
                PHARMACEUTICALS -- 0.5%
       100,000  AbbVie, Inc.........................................................     3.20%       05/14/26           95,651
       600,000  Bayer US Finance LLC (e)............................................     2.38%       10/08/19          595,130
       140,000  Catalent Pharma Solutions, Inc. (e).................................     4.88%       01/15/26          138,950
       500,000  CVS Health Corp.....................................................     2.25%       08/12/19          495,927
       150,000  CVS Health Corp.....................................................     3.88%       07/20/25          148,427
        75,000  Johnson & Johnson...................................................     3.63%       03/03/37           74,777
                                                                                                                 -------------
                                                                                                                     1,548,862
                                                                                                                 -------------
                PIPELINES -- 1.1%
        29,000  Cheniere Corpus Christi Holdings LLC................................     5.13%       06/30/27           29,435
       300,000  Enbridge Energy Partners L.P........................................     5.50%       09/15/40          319,176
        75,000  Energy Transfer Equity L.P..........................................     4.25%       03/15/23           73,758


                        See Notes to Financial Statements                Page 13

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2018 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
CORPORATE BONDS (CONTINUED)

                PIPELINES (CONTINUED)
$      145,000  Energy Transfer Partners L.P........................................     5.20%       02/01/22    $     152,777
       650,000  Kinder Morgan, Inc..................................................     5.30%       12/01/34          672,037
        55,000  NGPL PipeCo LLC (e).................................................     4.38%       08/15/22           55,069
       150,000  Plains All American Pipeline L.P. / PAA Finance Corp................     2.85%       01/31/23          141,738
       200,000  Plains All American Pipeline L.P. / PAA Finance Corp................     3.85%       10/15/23          197,735
        50,000  Plains All American Pipeline L.P. / PAA Finance Corp................     4.65%       10/15/25           50,490
        35,000  Rockies Express Pipeline LLC (e)....................................     6.85%       07/15/18           35,525
       145,000  Rockies Express Pipeline LLC (e)....................................     6.00%       01/15/19          148,987
        45,000  Rockies Express Pipeline LLC (e)....................................     5.63%       04/15/20           46,969
       542,614  Ruby Pipeline LLC (e)...............................................     6.00%       04/01/22          566,472
       100,000  Sabine Pass Liquefaction LLC........................................     5.63%       03/01/25          107,718
       200,000  Spectra Energy Partners L.P.........................................     4.60%       06/15/21          208,380
       250,000  Sunoco Logistics Partners Operations L.P............................     5.40%       10/01/47          245,035
                                                                                                                 -------------
                                                                                                                     3,051,301
                                                                                                                 -------------
                REAL ESTATE INVESTMENT TRUSTS -- 2.5%
       150,000  Alexandria Real Estate Equities, Inc................................     2.75%       01/15/20          149,537
       250,000  Alexandria Real Estate Equities, Inc................................     4.30%       01/15/26          254,172
       300,000  American Campus Communities Operating Partnership L.P...............     4.13%       07/01/24          305,068
       250,000  American Campus Communities Operating Partnership L.P...............     3.63%       11/15/27          240,666
       500,000  American Tower Corp.................................................     3.40%       02/15/19          502,533
       215,000  American Tower Corp.................................................     3.00%       06/15/23          209,929
       175,000  Boston Properties L.P...............................................     2.75%       10/01/26          162,234
       625,000  CC Holdings GS V LLC / Crown Castle GS III Corp.....................     3.85%       04/15/23          630,356
       125,000  Education Realty Operating Partnership L.P..........................     4.60%       12/01/24          126,949
       300,000  HCP, Inc............................................................     3.75%       02/01/19          302,076
       475,000  HCP, Inc............................................................     3.88%       08/15/24          476,698
       175,000  Healthcare Realty Trust, Inc........................................     3.75%       04/15/23          175,567
       200,000  Life Storage L.P....................................................     3.88%       12/15/27          194,062
        40,000  MGM Growth Properties Operating Partnership L.P. / MGP
                   Finance Co.-Issuer, Inc..........................................     5.63%       05/01/24           41,580
        80,000  MGM Growth Properties Operating Partnership L.P. / MGP
                   Finance Co.-Issuer, Inc..........................................     4.50%       01/15/28           76,000
       350,000  Piedmont Operating Partnership L.P..................................     3.40%       06/01/23          341,577
       157,000  SBA Communications Corp. (e)........................................     4.00%       10/01/22          154,645
        22,000  SBA Communications Corp.............................................     4.88%       09/01/24           21,780
       550,000  SL Green Realty Corp................................................     4.50%       12/01/22          566,839
       400,000  Ventas Realty L.P...................................................     3.85%       04/01/27          394,161
       200,000  Ventas Realty L.P. / Ventas Capital Corp............................     2.70%       04/01/20          199,168
       300,000  VEREIT Operating Partnership L.P....................................     3.00%       02/06/19          300,824
       650,000  WEA Finance LLC / Westfield UK & Europe Finance PLC (e).............     3.25%       10/05/20          656,321
        75,000  Welltower, Inc......................................................     4.50%       01/15/24           78,117
       500,000  Welltower, Inc......................................................     4.00%       06/01/25          505,018
                                                                                                                 -------------
                                                                                                                     7,065,877
                                                                                                                 -------------
                RETAIL -- 0.3%
        35,000  Cumberland Farms, Inc. (e)..........................................     6.75%       05/01/25           36,838
        25,000  KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of
                   America LLC (e)..................................................     5.25%       06/01/26           25,375
       760,000  Walgreens Boots Alliance, Inc.......................................     2.70%       11/18/19          757,501
       150,000  Walgreens Boots Alliance, Inc.......................................     3.80%       11/18/24          149,212
                                                                                                                 -------------
                                                                                                                       968,926
                                                                                                                 -------------


Page 14                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2018 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
CORPORATE BONDS (CONTINUED)

                SEMICONDUCTORS -- 0.3%
$      750,000  Broadcom Corp. / Broadcom Cayman Finance Ltd........................     2.38%       01/15/20    $     741,126
                                                                                                                 -------------
                SOFTWARE -- 0.1%
        55,000  Change Healthcare Holdings LLC / Change Healthcare Finance,
                   Inc. (e).........................................................     5.75%       03/01/25           55,206
        22,000  First Data Corp. (e)................................................     5.00%       01/15/24           22,220
        11,000  MSCI, Inc. (e)......................................................     4.75%       08/01/26           10,945
        80,000  Oracle Corp.........................................................     3.25%       11/15/27           77,854
                                                                                                                 -------------
                                                                                                                       166,225
                                                                                                                 -------------
                TELECOMMUNICATIONS -- 0.8%
       200,000  AT&T, Inc. (e)......................................................     4.30%       02/15/30          195,578
       250,000  AT&T, Inc...........................................................     4.80%       06/15/44          240,214
       400,000  AT&T, Inc...........................................................     4.35%       06/15/45          359,528
       500,000  AT&T, Inc. (e)......................................................     5.15%       11/15/46          502,425
        72,000  AT&T, Inc...........................................................     4.50%       03/09/48           65,852
        65,000  Level 3 Financing, Inc..............................................     5.38%       01/15/24           64,837
        25,000  Level 3 Financing, Inc..............................................     5.25%       03/15/26           24,125
       112,000  Sprint Communications, Inc. (e).....................................     9.00%       11/15/18          116,340
       290,625  Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC /
                   Sprint Spectrum Co. III LLC (e)..................................     3.36%       09/20/21          292,078
       180,000  T-Mobile USA, Inc...................................................     6.63%       04/01/23          186,822
       350,000  Verizon Communications, Inc.........................................     4.86%       08/21/46          349,899
                                                                                                                 -------------
                                                                                                                     2,397,698
                                                                                                                 -------------
                TOTAL CORPORATE BONDS..........................................................................     80,594,952
                (Cost $81,717,847)                                                                               -------------

U.S. GOVERNMENT BONDS AND NOTES -- 28.2%

     1,685,000  U.S. Treasury Bond..................................................     2.75%       11/15/47        1,561,488
    20,815,000  U.S. Treasury Bond..................................................     3.00%       02/15/48       20,302,756
     1,026,386  U.S. Treasury Inflation Indexed Bond (g)............................     0.88%       02/15/47          997,754
    11,155,000  U.S. Treasury Note..................................................     2.25%       02/29/20       11,152,821
    15,165,000  U.S. Treasury Note..................................................     2.13%       12/31/22       14,807,200
    11,600,000  U.S. Treasury Note..................................................     2.38%       01/31/23       11,453,641
     8,435,000  U.S. Treasury Note..................................................     2.63%       02/28/23        8,425,280
    11,710,000  U.S. Treasury Note..................................................     2.25%       11/15/27       11,080,588
       420,000  U.S. Treasury Note..................................................     2.75%       02/15/28          415,775
                                                                                                                 -------------
                TOTAL U.S. GOVERNMENT BONDS AND NOTES..........................................................     80,197,303
                (Cost $80,659,605)                                                                               -------------

ASSET-BACKED SECURITIES -- 8.7%

                Argent Securities, Inc.
       255,000     Series 2005-W2, Class M1, 1 Mo. LIBOR + 0.49% (b)................     2.11%       10/25/35          255,089
                Asset Backed Funding Certificates Trust
       218,051     Series 2006-OPT1, Class A2, 1 Mo. LIBOR + 0.14% (b)..............     1.76%       09/25/36          213,597
                Babson CLO Ltd.
       400,000     Series 2013-IA, Class AR, 3 Mo. LIBOR + 0.80% (b) (e)............     2.54%       01/20/28          400,072
                BlueMountain CLO Ltd.
       550,000     Series 2013-2A, Class A1R, 3 Mo. LIBOR + 1.18% (b) (e)...........     2.92%       10/22/30          554,264
                Brazos Higher Education Authority, Inc.
       270,000     Series 2011-1, Class A3, 3 Mo. LIBOR + 1.05% (b).................     2.99%       11/25/33          271,865
       300,000     Series 2011-2, Class A3, 3 Mo. LIBOR + 1.00% (b).................     2.75%       10/27/36          302,235


                        See Notes to Financial Statements                Page 15

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2018 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
ASSET-BACKED SECURITIES (CONTINUED)

                Citigroup Mortgage Loan Trust
$      131,172     Series 2006-HE1, Class M2, 1 Mo. LIBOR + 0.51% (b)...............     2.13%       01/25/36    $     131,554
                Dryden Senior Loan Fund
       282,000     Series 2013-28A, Class A1LR, 3 Mo. LIBOR + 1.20% (b) (e).........     3.04%       08/15/30          284,597
                EFS Volunteer No 3 LLC
       200,000     Series 2012-1, Class A3, 1 Mo. LIBOR + 1.00% (b) (e).............     2.62%       04/25/33          203,088
                First Franklin Mortgage Loan Trust
       328,844     Series 2006-FF13, Class A2C, 1 Mo. LIBOR + 0.16% (b).............     1.78%       10/25/36          250,518
                GE-WMC Mortgage Securities LLC
     1,500,000     Series 2005-1, Class M1, 1 Mo. LIBOR + 0.66% (b).................     2.28%       10/25/35        1,495,349
                GSAA Home Equity Trust
       397,909     Series 2005-11, Class 3A1, 1 Mo. LIBOR + 0.27% (b)...............     1.89%       10/25/35          396,363
                JP Morgan Mortgage Acquisition Trust
       260,000     Series 2006-ACC1, Class M1, 1 Mo. LIBOR + 0.27% (b)..............     1.89%       05/25/36          255,075
     1,381,041     Series 2006-CH2, Class AV4, 1 Mo. LIBOR + 0.14% (b)..............     1.76%       10/25/36        1,379,610
       405,000     Series 2007-CH2, Class MV1, 1 Mo. LIBOR + 0.28% (b)..............     1.90%       01/25/37          392,466
                Long Beach Mortgage Loan Trust
     1,204,402     Series 2006-1, Class 1A, 1 Mo. LIBOR + 0.22% (b).................     1.84%       02/25/36        1,153,594
                Merrill Lynch First Franklin Mortgage Loan Trust
       461,777     Series 2007-3, Class A2B, 1 Mo. LIBOR + 0.13% (b)................     1.75%       06/25/37          359,602
                Mid-State Trust
       255,321     Series 2003-11, Class A1.........................................     4.86%       07/15/38          265,909
                Navient Student Loan Trust
       410,000     Series 2014-1, Class A3, 1 Mo. LIBOR + 0.51% (b).................     2.13%       06/25/31          409,098
       299,396     Series 2014-3, Class A, 1 Mo. LIBOR + 0.62% (b)..................     2.24%       03/25/83          297,982
        95,983     Series 2014-5, Class A, 1 Mo. LIBOR + 0.62% (b)..................     2.24%       03/25/83           95,065
       150,000     Series 2014-8, Class A3, 1 Mo. LIBOR + 0.60% (b).................     2.22%       05/27/49          151,119
       250,000     Series 2015-1, Class A2, 1 Mo. LIBOR + 0.60% (b).................     2.22%       04/25/40          251,157
       300,000     Series 2017-3A, Class A3, 1 Mo. LIBOR + 1.05% (b) (e)............     2.67%       07/26/66          309,006
                Octagon Investment Partners XXI Ltd.
       550,000     Series 2014-1A, Class A1AR, 3 Mo. LIBOR + 1.35% (b) (e)..........     3.18%       11/14/26          553,854
                Residential Asset Mortgage Products, Inc.
       340,000     Series 2006-RZ1, Class M2, 1 Mo. LIBOR + 0.42% (b)...............     2.04%       03/25/36          339,484
                Residential Asset Securities Corp.
       260,000     Series 2006-EMX3, Class A3, 1 Mo. LIBOR + 0.28% (b)..............     1.90%       04/25/36          249,593
       170,648     Series 2006-KS4, Class A4, 1 Mo. LIBOR + 0.24% (b)...............     1.86%       06/25/36          170,493
                Saxon Asset Securities Trust
       890,850     Series 2007-2, Class A2C, 1 Mo. LIBOR + 0.24% (b)................     1.86%       05/25/47          739,667
                Securitized Asset Backed Receivables LLC Trust
       260,000     Series 2006-OP1, Class M2, 1 Mo. LIBOR + 0.39% (b)...............     2.01%       10/25/35          261,140
                SLC Student Loan Trust
       400,000     Series 2005-2, Class A4, 3 Mo. LIBOR + 0.16% (b).................     1.75%       12/15/39          383,309
       640,000     Series 2006-1, Class A6, 3 Mo. LIBOR + 0.16% (b).................     1.75%       03/15/55          615,966
       130,000     Series 2006-2, Class A6, 3 Mo. LIBOR + 0.16% (b).................     1.75%       09/15/39          125,830
                SLM Student Loan Trust
       330,908     Series 2003-10A, Class A3, 3 Mo. LIBOR + 0.55% (b) (e)...........     2.06%       12/15/27          333,116
       250,000     Series 2005-5, Class A5, 3 Mo. LIBOR + 0.75% (b).................     2.50%       10/25/40          251,232
       700,000     Series 2005-9, Class A7A, 3 Mo. LIBOR + 0.60% (b)................     2.34%       01/25/41          700,816
       250,000     Series 2006-2, Class A6, 3 Mo. LIBOR + 0.17% (b).................     1.92%       01/25/41          245,677
       600,000     Series 2006-8, Class A6, 3 Mo. LIBOR + 0.16% (b).................     1.91%       01/25/41          583,296
       189,302     Series 2007-6, Class A4, 3 Mo. LIBOR + 0.38% (b).................     2.13%       10/25/24          189,507


Page 16                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2018 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
ASSET-BACKED SECURITIES (CONTINUED)

                SLM Student Loan Trust (Continued)
$       80,000     Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (b)..................     2.50%       10/27/70    $      75,159
       497,461     Series 2008-1, Class A4, 3 Mo. LIBOR + 0.65% (b).................     2.40%       01/25/22          495,506
       871,805     Series 2008-2, Class A3, 3 Mo. LIBOR + 0.75% (b).................     2.50%       04/25/23          873,939
       130,000     Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (b)..................     2.95%       01/25/83          126,703
       700,000     Series 2008-3, Class B, 3 Mo. LIBOR + 1.20% (b)..................     2.95%       04/26/83          689,855
       370,016     Series 2008-6, Class A4, 3 Mo. LIBOR + 1.10% (b).................     2.85%       07/25/23          374,081
       320,000     Series 2008-7, Class B, 3 Mo. LIBOR + 1.85% (b)..................     3.60%       07/26/83          329,841
       345,000     Series 2011-1, Class A2, 1 Mo. LIBOR + 1.15% (b).................     2.77%       10/25/34          353,562
     1,043,649     Series 2012-2, Class A, 1 Mo. LIBOR + 0.70% (b)..................     2.32%       01/25/29        1,048,309
     1,057,107     Series 2012-3, Class A, 1 Mo. LIBOR + 0.65% (b)..................     2.27%       12/27/38        1,069,384
       406,796     Series 2012-6, Class A3, 1 Mo. LIBOR + 0.75% (b).................     2.37%       05/26/26          405,007
       125,000     Series 2012-7, Class A3, 1 Mo. LIBOR + 0.65% (b).................     2.27%       05/26/26          124,248
       198,694     Series 2013-2, Class A, 1 Mo. LIBOR + 0.45% (b)..................     2.07%       09/25/43          199,521
                Soundview Home Loan Trust
       223,185     Series 2006-2, Class M1, 1 Mo. LIBOR + 0.33% (b).................     1.95%       03/25/36          223,639
                Structured Asset Investment Loan Trust
       573,557     Series 2004-6, Class A3, 1 Mo. LIBOR + 0.80% (b).................     2.42%       07/25/34          574,012
       521,150     Series 2005-2, Class M2, 1 Mo. LIBOR + 0.74% (b).................     2.36%       03/25/35          523,235
                Towd Point Mortgage Trust
       909,961     Series 2015-2, Class 1A13 (e)....................................     2.50%       11/25/60          897,243
                Voya CLO Ltd.
       435,000     Series 2014-3A, Class A1R, 3 Mo. LIBOR + 0.72% (b) (e)...........     2.47%       07/25/26          435,100
                Wells Fargo Home Equity Trust
        66,389     Series 2005-2, Class M4, 1 Mo. LIBOR + 0.81% (b).................     2.43%       04/25/35           66,691
                                                                                                                 -------------
                TOTAL ASSET-BACKED SECURITIES..................................................................     24,706,289
                (Cost $24,509,758)                                                                               -------------

MORTGAGE-BACKED SECURITIES -- 8.2%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.0%
                Banc of America Funding Trust
       715,000     Series 2014-R6, Class 2A13 (a) (e)...............................     1.69%       07/26/36          677,764
                Bear Stearns ALT-A Trust
       140,416     Series 2004-6, Class 1A, 1 Mo. LIBOR + 0.64% (b).................     2.26%       07/25/34          140,344
                Bear Stearns Mortgage Funding Trust
       263,486     Series 2006-AR1, Class 1A1, 1 Mo. LIBOR + 0.21% (b)..............     1.83%       07/25/36          245,235
       395,430     Series 2007-AR5, Class 1A1G, 1 Mo. LIBOR + 0.16% (b).............     1.78%       06/25/47          369,405
                Credit Suisse Mortgage Trust
     1,107,879     Series 2010-7R, Class 1A12 (e)...................................     4.00%       01/26/37        1,101,346
       850,000     Series 2010-8R, Class 4A5 (a) (e)................................     3.41%       12/26/35          846,181
     1,050,000     Series 2010-8R, Class 10A5 (a) (e)...............................     3.52%       04/26/47        1,035,005
       185,147     Series 2011-5R, Class 2A1 (a) (e)................................     3.41%       08/27/46          187,234
       966,139     Series 2014-2R, Class 19A1 (a) (e)...............................     3.00%       05/27/36          959,029
       756,072     Series 2015-8R, Class 3A1, 6 Mo. LIBOR + 1.50% (b) (e)...........     3.38%       11/25/37          758,271
                Deephaven Residential Mortgage Trust
       729,233     Series 2017-1A, Class A1 (a) (e).................................     2.73%       12/26/46          721,167
                GMACM Mortgage Loan Trust
     1,346,897     Series 2006-AR1, Class 1A1 (a)...................................     3.90%       04/19/36        1,280,916
                GreenPoint Mortgage Funding Trust
       242,601     Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.29% (b)..............     1.91%       02/25/36          234,213


                        See Notes to Financial Statements                Page 17

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2018 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                HarborView Mortgage Loan Trust
$      816,075     Series 2005-10, Class 2A1A, 1 Mo. LIBOR + 0.31% (b)..............     1.90%       11/19/35    $     773,449
                Impac CMB Trust
       511,007     Series 2005-2, Class 1A1, 1 Mo. LIBOR + 0.52% (b)................     2.14%       04/25/35          501,227
                Impac Secured Assets Corp.
       114,184     Series 2004-3, Class 1A4, 1 Mo. LIBOR + 0.80% (b)................     2.42%       11/25/34          114,105
                Lehman XS Trust
       314,368     Series 2006-16N, Class A4A, 1 Mo. LIBOR + 0.19% (b)..............     1.81%       11/25/46          308,277
                Morgan Stanley Mortgage Loan Trust
       392,479     Series 2004-6AR, Class 1M1, 1 Mo. LIBOR + 0.98% (b)..............     2.60%       07/25/34          393,854
       158,322     Series 2005-2AR, Class A, 1 Mo. LIBOR + 0.26% (b)................     1.88%       04/25/35          157,339
                Morgan Stanley Resecuritization Trust
       472,900     Series 2015-R2, Class 1A1, 12 Mo. Treasury Average
                      + 0.71% (b) (e)...............................................     1.84%       12/26/46          466,685
                MortgageIT Trust
       208,985     Series 2005-5, Class A1, 1 Mo. LIBOR + 0.26% (b).................     1.88%       12/25/35          208,167
                Opteum Mortgage Acceptance Corp. Trust
       736,499     Series 2006-1, Class 1APT, 1 Mo. LIBOR + 0.21% (b)...............     1.83%       04/25/36          703,783
                Structured Adjustable Rate Mortgage Loan Trust
       105,231     Series 2004-12, Class 3A1 (a)....................................     3.56%       09/25/34          105,285
                WaMu Mortgage Pass-Through Certificates Trust
       210,126     Series 2005-AR1, Class A2A1, 1 Mo. LIBOR + 0.68% (b).............     2.30%       01/25/45          209,172
       365,989     Series 2005-AR15, Class A1A1, 1 Mo. LIBOR + 0.26% (b)............     1.88%       11/25/45          362,578
       512,949     Series 2006-AR3, Class A1A, 12 Mo. Treasury Average
                      + 1.00% (b)...................................................     2.20%       02/25/46          503,515
       765,739     Series 2006-AR4, Class 1A1A, 12 Mo. Treasury Average
                      + 0.94% (b)...................................................     2.07%       05/25/46          763,954
                                                                                                                 -------------
                                                                                                                    14,127,500
                                                                                                                 -------------
                COMMERCIAL MORTGAGE-BACKED OBLIGATIONS -- 3.2%
                225 Liberty Street Trust
       275,000     Series 2016-225L, Class A (e)....................................     3.60%       02/10/36          275,622
                Banc of America Merrill Lynch Large Loan Commercial
                   Mortgage Securities Trust
        50,000     Series 2012-PARK, Class A (e)....................................     2.96%       12/10/30           49,558
       285,000     Series 2015-200P, Class A (e)....................................     3.22%       04/14/33          281,376
                Barclays Commercial Mortgage Securities Trust
       125,000     Series 2013-TYSN, Class A2 (e)...................................     3.76%       09/05/32          127,266
                CGRBS Commercial Mortgage Trust
       280,000     Series 2013-VN05, Class A (e)....................................     3.37%       03/13/35          280,609
                COMM Mortgage Trust
       225,000     Series 2012-CR5, Class A3........................................     2.54%       12/10/45          218,681
       315,000     Series 2012-CR5, Class A4........................................     2.77%       12/10/45          308,492
                GRACE Mortgage Trust
        50,000     Series 2014-GRCE, Class A (e)....................................     3.37%       06/10/28           50,491
                GS Mortgage Securities Corp. Trust
       285,000     Series 2012-SHOP, Class A (e)....................................     2.93%       06/05/31          286,195
                Irvine Core Office Trust
       235,000     Series 2013-IRV, Class A2 (a) (e)................................     3.17%       05/15/48          234,285


Page 18                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2018 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
                JPMorgan Chase Commercial Mortgage Securities Trust
$      416,764     Series 2011-C4, Class A3 (e).....................................     4.11%       07/15/46    $     417,715
       659,074     Series 2012-C6, Class ASB........................................     3.14%       05/15/45          663,658
       296,132     Series 2012-HSBC, Class A (e)....................................     3.09%       07/05/32          295,538
     1,100,000     Series 2014-C24, Class A2........................................     2.94%       11/15/47        1,104,350
       850,000     Series 2014-C25, Class A2........................................     2.95%       11/15/47          852,937
     1,200,000     Series 2014-C26, Class A2........................................     3.02%       01/15/48        1,204,634
                Morgan Stanley Bank of America Merrill Lynch Trust
       235,000     Series 2014-C17, Class A3........................................     3.53%       08/15/47          238,202
                Morgan Stanley Capital I Trust
        50,000     Series 2014-MP, Class A (e)......................................     3.47%       08/11/33           50,382
                OBP Depositor LLC Trust
       245,000     Series 2010-OBP, Class A (e).....................................     4.65%       07/15/45          253,562
                RBS Commercial Funding, Inc. Trust
        50,000     Series 2013-GSP, Class A (a) (e).................................     3.83%       01/13/32           50,672
                SFAVE Commercial Mortgage Securities Trust
       150,000     Series 2015-5AVE, Class A1 (a) (e)...............................     3.87%       01/05/43          147,737
                UBS-Barclays Commercial Mortgage Trust
       250,000     Series 2013-C6, Class A3.........................................     2.97%       04/10/46          247,498
                Wells Fargo Commercial Mortgage Trust
       170,000     Series 2013-120B, Class A (c) (e)................................     2.71%       03/18/28          169,085
                WFRBS Commercial Mortgage Trust
       803,871     Series 2011-C5, Class A3.........................................     3.53%       11/15/44          812,581
       510,000     Series 2013-C17, Class A2........................................     2.92%       12/15/46          510,941
                                                                                                                 -------------
                                                                                                                     9,132,067
                                                                                                                 -------------
                TOTAL MORTGAGE-BACKED SECURITIES...............................................................     23,259,567
                (Cost $23,351,380)                                                                               -------------

  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
FOREIGN CORPORATE BONDS -- 3.1%

                AGRICULTURE -- 0.2%
       600,000  BAT International Finance PLC (USD) (e).............................     1.85%       06/15/18          598,533
                                                                                                                 -------------
                AIRLINES -- 0.2%
       750,000  Air Canada Pass-Through Trust, Series 2017-1,
                   Class AA (USD) (e)...............................................     3.30%       01/15/30          725,708
                                                                                                                 -------------
                BANKS -- 0.6%
       450,000  Lloyds Banking Group PLC (USD) (f)..................................     2.91%       11/07/23          435,848
       225,000  Macquarie Bank Ltd. (USD) (e).......................................     2.35%       01/15/19          224,384
       500,000  Santander UK Group Holdings PLC (USD) (f)...........................     3.37%       01/05/24          491,420
       300,000  Santander UK PLC (USD)..............................................     2.50%       03/14/19          299,696
       375,000  UBS AG (USD), 3 Mo. LIBOR + 0.32% (b) (e)...........................     2.30%       05/28/19          375,439
                                                                                                                 -------------
                                                                                                                     1,826,787
                                                                                                                 -------------
                BEVERAGES -- 0.1%
       250,000  Suntory Holdings Ltd. (USD) (e).....................................     2.55%       09/29/19          248,952
                                                                                                                 -------------


                        See Notes to Financial Statements                Page 19

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2018 (UNAUDITED)

  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
FOREIGN CORPORATE BONDS (CONTINUED)

                COMMERCIAL SERVICES -- 0.0%
        17,000  IHS Markit Ltd. (USD) (e)...........................................     5.00%       11/01/22    $      17,680
       135,000  IHS Markit Ltd. (USD) (e)...........................................     4.00%       03/01/26          131,625
                                                                                                                 -------------
                                                                                                                       149,305
                                                                                                                 -------------
                DIVERSIFIED FINANCIAL SERVICES -- 0.2%
       450,000  Fondo MIVIVIENDA S.A., Series REGS (USD)............................     3.50%       01/31/23          442,687
        70,000  GE Capital International Funding Co. Unlimited Co. (USD)............     4.42%       11/15/35           68,689
                                                                                                                 -------------
                                                                                                                       511,376
                                                                                                                 -------------
                FOOD -- 0.2%
       725,000  Mondelez International Holdings Netherlands BV (USD) (e)............     1.63%       10/28/19          712,992
                                                                                                                 -------------
                HOUSEHOLD PRODUCTS/WARES -- 0.1%
       200,000  Reckitt Benckiser Treasury Services PLC (USD) (e)...................     2.75%       06/26/24          188,431
                                                                                                                 -------------
                MEDIA -- 0.1%
       200,000  Virgin Media Secured Finance PLC (USD) (e)..........................     5.50%       08/15/26          198,480
                                                                                                                 -------------
                MISCELLANEOUS MANUFACTURING -- 0.3%
       750,000  Siemens Financieringsmaatschappij N.V. (USD) (e)....................     1.30%       09/13/19          734,932
                                                                                                                 -------------
                OIL & GAS SERVICES -- 0.0%
        22,500  Transocean Proteus Ltd. (USD) (e)...................................     6.25%       12/01/24           23,147
                                                                                                                 -------------
                OIL AND GAS -- 0.1%
        20,000  Canadian Natural Resources Ltd. (USD)...............................     3.85%       06/01/27           19,701
       250,000  Petroleos Mexicanos (USD)...........................................     4.50%       01/23/26          242,500
                                                                                                                 -------------
                                                                                                                       262,201
                                                                                                                 -------------
                PACKAGING & CONTAINERS -- 0.1%
       175,000  OI European Group BV (USD) (e)......................................     4.00%       03/15/23          169,750
                                                                                                                 -------------
                PHARMACEUTICALS -- 0.7%
       650,000  Allergan Funding SCS (USD)..........................................     2.35%       03/12/18          650,138
       300,000  Allergan Funding SCS (USD)..........................................     3.80%       03/15/25          296,466
       100,000  AstraZeneca PLC (USD)...............................................     3.13%       06/12/27           96,112
       400,000  Shire Acquisitions Investments Ireland DAC (USD)....................     1.90%       09/23/19          393,938
       250,000  Teva Pharmaceutical Finance Netherlands III BV (USD)................     1.70%       07/19/19          244,007
        60,000  Valeant Pharmaceuticals International, Inc. (USD) (e)...............     5.88%       05/15/23           53,550
        50,000  Valeant Pharmaceuticals International, Inc. (USD) (e)...............     6.13%       04/15/25           44,063
       190,000  Valeant Pharmaceuticals International, Inc. (USD) (e)...............     5.50%       11/01/25          188,693
                                                                                                                 -------------
                                                                                                                     1,966,967
                                                                                                                 -------------
                RETAIL -- 0.1%
       165,000  1011778 BC ULC / New Red Finance, Inc. (USD) (e)....................     4.25%       05/15/24          157,987
       100,000  Alimentation Couche-Tard, Inc. (USD) (e)............................     3.55%       07/26/27           96,183
                                                                                                                 -------------
                                                                                                                       254,170
                                                                                                                 -------------
                TELECOMMUNICATIONS -- 0.1%
       170,000  Intelsat Jackson Holdings S.A. (USD)................................     5.50%       08/01/23          140,888
       200,000  SoftBank Group Corp. (USD) (e)......................................     4.50%       04/15/20          202,250
                                                                                                                 -------------
                                                                                                                       343,138
                                                                                                                 -------------
                TOTAL FOREIGN CORPORATE BONDS..................................................................      8,914,869
                (Cost $9,030,684)                                                                                -------------


Page 20                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2018 (UNAUDITED)

  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
FOREIGN SOVEREIGN BONDS -- 2.6%

                BRAZIL -- 0.1%
       250,000  Brazilian Government International Bond (USD).......................     4.25%       01/07/25    $     249,563
                                                                                                                 -------------
                CHILE -- 0.1%
       300,000  Chile Government International Bond (USD)...........................     2.25%       10/30/22          288,000
                                                                                                                 -------------
                COLOMBIA -- 0.0%
       200,000  Colombia Government International Bond (USD)........................     2.63%       03/15/23          191,075
                                                                                                                 -------------
                CROATIA -- 0.1%
       200,000  Croatia Government International Bond (USD) (e).....................     6.00%       01/26/24          219,849
                                                                                                                 -------------
                DOMINICAN REPUBLIC -- 0.1%
       200,000  Dominican Republic International Bond, Series REGS (USD)............     6.60%       01/28/24          219,200
                                                                                                                 -------------
                HUNGARY -- 0.1%
       200,000  Hungary Government International Bond (USD).........................     5.75%       11/22/23          221,910
                                                                                                                 -------------
                INDONESIA -- 0.2%
       450,000  Indonesia Government International Bond, Medium-Term Note,
                   Series REGS (USD)................................................     4.75%       01/08/26          470,276
                                                                                                                 -------------
                JAPAN -- 1.4%
   205,000,000  Japan Treasury Discount Bill, Series 727 (JPY)......................      (h)        03/26/18        1,921,491
   210,000,000  Japan Treasury Discount Bill, Series 730 (JPY)......................      (h)        04/09/18        1,968,457
                                                                                                                 -------------
                                                                                                                     3,889,948
                                                                                                                 -------------
                KAZAKHSTAN -- 0.2%
       400,000  Kazakhstan Government International Bond (USD) (e)..................     5.13%       07/21/25          438,232
                                                                                                                 -------------
                PANAMA -- 0.1%
       200,000  Panama Government International Bond (USD)..........................     4.00%       09/22/24          206,500
                                                                                                                 -------------
                PARAGUAY -- 0.1%
       200,000  Paraguay Government International Bond, Series REGS (USD)...........     4.63%       01/25/23          206,000
                                                                                                                 -------------
                RUSSIA -- 0.1%
       200,000  Russian Foreign Bond - Eurobond, Series REGS (USD)..................     4.88%       09/16/23          212,794
                                                                                                                 -------------
                SOUTH AFRICA -- 0.0%
       200,000  Republic of South Africa Government International Bond (USD)........     4.67%       01/17/24          202,661
                                                                                                                 -------------
                TURKEY -- 0.0%
       200,000  Turkey Government International Bond (USD)..........................     3.25%       03/23/23          186,882
                                                                                                                 -------------
                URUGUAY -- 0.0%
       100,000  Uruguay Government International Bond (USD).........................     4.38%       10/27/27          103,408
                                                                                                                 -------------
                TOTAL FOREIGN SOVEREIGN BONDS..................................................................      7,306,298
                (Cost $7,197,793)                                                                                -------------

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
MUNICIPAL BONDS -- 1.2%

                CALIFORNIA -- 0.4%
$      300,000  CA St Build America Bonds...........................................     7.95%       03/01/36          330,855
       130,000  Met Wtr Dist of Sthrn CA Build America Bonds........................     6.54%       07/01/39          136,672
       500,000  San Jose Redevelopment Agency Successor Agency......................     3.23%       08/01/27          488,215
       225,000  Univ of CA Rev TXBL Gen Ref, Ser AJ.................................     4.60%       05/15/31          241,434
                                                                                                                 -------------
                                                                                                                     1,197,176
                                                                                                                 -------------
                FLORIDA -- 0.0%
       125,000  FL St Turnpike Auth Build America Bonds.............................     6.80%       07/01/39          131,941
                                                                                                                 -------------


                        See Notes to Financial Statements                Page 21

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2018 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
MUNICIPAL BONDS (CONTINUED)

                NEW JERSEY -- 0.2%
$      500,000  New Jersey St Turnpike Authority Revenue............................     3.73%       01/01/36    $     501,360
                                                                                                                 -------------
                NEW YORK -- 0.4%
       200,000  City of New York NY.................................................     3.05%       10/01/29          189,228
       400,000  New York City NY Transitional Fin Auth Rev Qualified Sch Constr,
                   Ser BD G-3.......................................................     5.27%       05/01/27          455,680
       300,000  NY St Dorm Auth Personal Income Tax Rev Build America Bonds,
                   Ser A............................................................     5.50%       03/15/30          345,072
                                                                                                                 -------------
                                                                                                                       989,980
                                                                                                                 -------------
                OREGON -- 0.2%
       453,433  Oregon St Taxable-Pension...........................................     5.76%       06/01/23          490,515
                                                                                                                 -------------
                TOTAL MUNICIPAL BONDS..........................................................................      3,310,972
                (Cost $3,368,786)                                                                                -------------

  PRINCIPAL                                                                                           STATED
    VALUE                                   DESCRIPTION                                RATE (i)    MATURITY (j)      VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 0.1%

                OTHER DIVERSIFIED FINANCIAL SERVICES -- 0.1%
       175,000  First Data Corp., Term Loan, 3 Mo. LIBOR + 2.25%....................     3.87%       04/26/24          175,292
                REAL ESTATE INVESTMENT TRUSTS -- 0.0%
       150,000  Ventas Realty L.P., Term Loan A, 3 Mo. LIBOR + 0.975%...............     2.55%       08/03/20          148,500
                                                                                                                 -------------
                TOTAL SENIOR FLOATING-RATE LOAN INTERESTS......................................................        323,792
                (Cost $325,245)                                                                                  -------------

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                DESCRIPTION                                    COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
CAPITAL PREFERRED SECURITIES -- 0.1%

                ELECTRIC -- 0.1%
       300,000  Alabama Power Capital Trust V, 3 Mo. LIBOR + 3.10% (b)..............     4.79%       10/01/42          291,375
                                                                                                                 -------------
                TOTAL CAPITAL PREFERRED SECURITIES.............................................................        291,375
                (Cost $290,250)                                                                                  -------------

U.S. TREASURY BILLS -- 1.6%

     2,547,000  U.S. Treasury Bill..................................................      (h)        04/19/18        2,541,670
     2,024,000  U.S. Treasury Bill..................................................      (h)        04/26/18        2,019,210
       110,000  U.S. Treasury Bill (k)..............................................      (h)        06/14/18          109,479
                                                                                                                 -------------
                TOTAL U.S. TREASURY BILLS......................................................................      4,670,359
                (Cost $4,671,751)                                                                                -------------


    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  -------------
MONEY MARKET FUNDS -- 2.0%

     5,660,295  JPMorgan 100% U.S. Treasury Securities Money Market Fund - Institutional Class - 1.28% (l).....      5,660,295
                (Cost $5,660,295)                                                                                -------------
                TOTAL INVESTMENTS -- 114.4%....................................................................    325,316,408
                (Cost $327,948,079) (m)
                NET OTHER ASSETS AND LIABILITIES -- (14.4)%....................................................    (40,957,517)
                                                                                                                 -------------
                NET ASSETS -- 100.0%...........................................................................  $ 284,358,891
                                                                                                                 =============


Page 22                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2018 (UNAUDITED)

FORWARD FOREIGN CURRENCY CONTRACTS AT FEBRUARY 28, 2018 (see Note 2D - Forward Foreign Currency Contracts in the Notes to Financial Statements):

                                     FORWARD FOREIGN CURRENCY CONTRACTS
                               ----------------------------------------------
                                                               PURCHASE VALUE   SALE VALUE      UNREALIZED
  SETTLEMENT                      AMOUNT          AMOUNT           AS OF           AS OF       APPRECIATION
     DATE       COUNTERPARTY     PURCHASED         SOLD          2/28/2018       2/28/2018    (DEPRECIATION)
--------------  -------------  -------------  ---------------  --------------  -------------  --------------
   03/26/18         GSIL       USD 1,835,831  JPY 205,000,000  $    1,835,831  $   1,925,186  $      (89,355)
   04/09/18         GSIL       USD 1,894,517  JPY 210,000,000       1,894,517      1,974,032         (79,515)
                                                                                              --------------
Net Unrealized Appreciation (Depreciation)..................................................  $     (168,870)
                                                                                              ==============

See Note 2E - Offsetting on the Statement of Assets and Liabilities in the Notes to Financial Statements for a table that presents the forward foreign currency contracts' assets and liabilities on a gross basis.

Counterparty Abbreviations:
GSIL   Goldman Sachs International, London

FUTURES CONTRACTS AT FEBRUARY 28, 2018 (see Note 2C - Futures Contracts in the Notes to Financial Statements):

                                                                                                UNREALIZED
                                                                                               APPRECIATION
                                                 NUMBER OF       EXPIRATION      NOTIONAL     (DEPRECIATION)/
      FUTURES CONTRACTS           POSITION       CONTRACTS          DATE           VALUE          VALUE
------------------------------  ------------  ---------------  --------------  -------------  --------------
U.S. 2-Year Treasury Notes          Long            80            Jun-2018     $  16,997,500  $         (144)
U.S. 5-Year Treasury Notes          Long            72            Jun-2018         8,202,938           3,608
U.S. Ultra Bond Treasury Notes      Long             9            Jun-2018         1,402,875          22,691
                                                                               -------------  --------------
                                                                               $  26,603,313  $       26,155
                                                                               =============  ==============

-----------------------------
(a) Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(b)   Floating or variable rate security.

(c) Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.

(d) All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2H - Mortgage Dollar Rolls and TBA Transactions in the Notes to Financial Statements).

(e) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by TCW Investment Management Company LLC (the "Sub-Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2018, securities noted as such amounted to $34,647,836 or 12.2% of net assets.

(f) Fixed-to-floating security. At a predetermined date, the fixed rate will change to a floating rate.

(g) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

(h)   Zero coupon security.

(i) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.

(j) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(k) All or a portion of this security is segregated as collateral for open futures contracts.

(l)   Rate shown reflects yield as of February 28, 2018.


                        See Notes to Financial Statements                Page 23

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2018 (UNAUDITED)

(m) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $690,535 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,464,921. The net unrealized depreciation was $2,774,386. The amounts presented are inclusive of derivative contracts.

TBA   - To-Be-Announced Security

Currency Abbreviations:
JPY   Japanese Yen
USD   United States Dollar

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                    ASSETS TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2018          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
U.S. Government Agency Mortgage-Backed
   Securities....................................  $  86,080,337     $          --    $  86,080,337    $           --
Corporate Bonds*.................................     80,594,952                --       80,594,952                --
U.S. Government Bonds and Notes..................     80,197,303                --       80,197,303                --
Asset-Backed Securities..........................     24,706,289                --       24,706,289                --
Mortgage-Backed Securities.......................     23,259,567                --       23,259,567                --
Foreign Corporate Bonds*.........................      8,914,869                --        8,914,869                --
Foreign Sovereign Bonds**........................      7,306,298                --        7,306,298                --
Municipal Bonds***...............................      3,310,972                --        3,310,972                --
Senior Floating-Rate Loan Interests*.............        323,792                --          323,792                --
Capital Preferred Securities*....................        291,375                --          291,375                --
U.S. Treasury Bills..............................      4,670,359                --        4,670,359                --
Money Market Funds...............................      5,660,295         5,660,295               --                --
                                                   -------------     -------------    -------------     -------------
Total Investments................................    325,316,408         5,660,295      319,656,113                --
Futures Contracts****............................         26,299            26,299               --                --
                                                   -------------     -------------    -------------     -------------
Total............................................  $ 325,342,707     $   5,686,594    $ 319,656,113     $          --
                                                   =============     =============    =============     =============

                                                  LIABILITIES TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2018          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Forward Foreign Currency Contracts...............  $    (168,870)    $          --    $    (168,870)    $          --
Futures Contracts****............................           (144)             (144)              --                --
                                                   -------------     -------------    -------------     -------------
Total............................................  $    (169,014)    $        (144)   $    (168,870)    $          --
                                                   =============     =============    =============     =============


*     See Portfolio of Investments for industry breakout.
**    See Portfolio of Investments for country breakout.
***   See Portfolio of Investments for state breakout.
**** Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day's variation margin is presented on the Statement of Assets and Liabilities.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at February 28, 2018.


Page 24                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2018 (UNAUDITED)

ASSETS:
Investments, at value....................................................     $  325,316,408
Receivables:
   Investment securities sold ...........................................          7,953,865
   Interest..............................................................          1,352,939
   Variation margin......................................................             18,000
   Reclaims..............................................................                599
                                                                              --------------
     Total Assets........................................................        334,641,811
                                                                              --------------
LIABILITIES:
Due to custodian.........................................................            372,289
Unrealized depreciation on forward foreign currency contracts............            168,870
Payables:
   Investment securities purchased ......................................         49,621,914
   Investment advisory fees..............................................            119,833
   Variation margin......................................................                 14
                                                                              --------------
     Total Liabilities...................................................         50,282,920
                                                                              --------------
NET ASSETS...............................................................     $  284,358,891
                                                                              ==============
NET ASSETS CONSIST OF:
Paid-in capital..........................................................     $  290,554,946
Par value................................................................             57,500
Accumulated net investment income (loss).................................           (393,966)
Accumulated net realized gain (loss) on investments, futures contracts,
   forward foreign currency contracts and foreign currency transactions..         (3,085,203)
Net unrealized appreciation (depreciation) on investments, futures
   contracts and forward foreign currency contracts......................         (2,774,386)
                                                                              --------------
NET ASSETS...............................................................     $  284,358,891
                                                                              ==============
NET ASSET VALUE, per share...............................................     $        49.45
                                                                              ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)............................................          5,750,002
                                                                              ==============
Investments, at cost.....................................................     $  327,948,079
                                                                              ==============


                        See Notes to Financial Statements                Page 25

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2018 (UNAUDITED)

INVESTMENT INCOME:
Interest.................................................................     $    1,992,688
Dividends................................................................             27,819
Foreign tax withholding..................................................               (394)
                                                                              --------------
   Total investment income...............................................          2,020,113
                                                                              --------------
EXPENSES:
Investment advisory fees.................................................            508,910
                                                                              --------------
   Total expenses........................................................            508,910
   Less fees waived by the investment advisor............................            (78,294)
                                                                              --------------
   Net expenses..........................................................            430,616
                                                                              --------------
NET INVESTMENT INCOME (LOSS).............................................          1,589,497
                                                                              --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments...........................................................         (2,965,532)
   Futures contracts.....................................................           (305,163)
   Forward foreign currency contracts....................................            (44,999)
   Foreign currency transactions.........................................              3,385
                                                                              --------------
Net realized gain (loss).................................................         (3,312,309)
                                                                              --------------
Net change in unrealized appreciation (depreciation) on:
   Investments...........................................................         (3,359,402)
   Futures contracts.....................................................             24,622
   Forward foreign currency contracts....................................           (162,142)
                                                                              --------------
Net change in unrealized appreciation (depreciation).....................         (3,496,922)
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)..................................         (6,809,231)
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.......................................................     $   (5,219,734)
                                                                              ==============


Page 26                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                  ENDED               PERIOD
                                                                                2/28/2018             ENDED
                                                                               (UNAUDITED)        8/31/2017 (a)
                                                                            ------------------  ------------------
OPERATIONS:
   Net investment income (loss)............................................   $    1,589,497      $      493,929
   Net realized gain (loss)................................................       (3,312,309)            342,126
   Net change in unrealized appreciation (depreciation)....................       (3,496,922)            722,536
                                                                              --------------      --------------
   Net increase (decrease) in net assets resulting from operations.........       (5,219,734)          1,558,591
                                                                              --------------      --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income...................................................       (1,994,311)           (598,101)
                                                                              --------------      --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold...............................................      240,562,346          50,050,100
   Cost of shares redeemed.................................................               --                  --
                                                                              --------------      --------------
   Net increase (decrease) in net assets resulting from shareholder
      transactions.........................................................      240,562,346          50,050,100
                                                                              --------------      --------------
   Total increase (decrease) in net assets.................................      233,348,301          51,010,590

NET ASSETS:
   Beginning of period.....................................................       51,010,590                  --
                                                                              --------------      --------------
   End of period...........................................................   $  284,358,891      $   51,010,590
                                                                              ==============      ==============
   Accumulated net investment income (loss) at end of period...............   $     (393,966)     $       10,848
                                                                              ==============      ==============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period.................................        1,000,002                  --
   Shares sold.............................................................        4,750,000           1,000,002
   Shares redeemed.........................................................               --                  --
                                                                              --------------      --------------
   Shares outstanding, end of period.......................................        5,750,002           1,000,002
                                                                              ==============      ==============

(a) Inception date is February 14, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.


                        See Notes to Financial Statements                Page 27

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   SIX MONTHS
                                                                      ENDED           PERIOD
                                                                    2/28/2018          ENDED
                                                                   (UNAUDITED)     8/31/2017 (a)
                                                                 ---------------  ---------------
Net asset value, beginning of period...........................     $   51.01        $   50.00
                                                                    ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          0.52             0.49
Net realized and unrealized gain (loss)........................         (1.48)            1.12
                                                                    ---------        ---------
Total from investment operations...............................         (0.96)            1.61
                                                                    ---------        ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................         (0.60)           (0.60)
                                                                    ---------        ---------
Net asset value, end of period.................................     $   49.45        $   51.01
                                                                    =========        =========
TOTAL RETURN (b)...............................................         (1.87)%           3.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 284,359        $  51,011
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................          0.65% (c)        0.65% (c)
Ratio of net expenses to average net assets....................          0.55% (c)        0.55% (c)
Ratio of net investment income (loss) to average net assets ...          2.03% (c)        1.81% (c)
Portfolio turnover rate (d)....................................           252% (e)         231% (e)

(a) Inception date is February 14, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e) The portfolio turnover rate not including mortgage dollar rolls was 167% and 158% for the periods ending February 28, 2018 and August 31, 2017, respectively.


Page 28                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                         FEBRUARY 28, 2018 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of five funds that are offering shares. This report covers the First Trust TCW Opportunistic Fixed Income ETF (the "Fund"), which trades under the ticker "FIXD" on The Nasdaq Stock Market LLC ("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The Fund is an actively managed exchange-traded fund. The Fund's investment objective is to seek to maximize long-term total return. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in fixed income securities of any credit quality. The Fund's investments principally include securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities; Treasury Inflation Protected Securities; agency and non-agency residential mortgage-backed securities; agency and non-agency commercial mortgage-backed securities; agency and non-agency asset-backed securities; domestic corporate bonds; fixed income securities issued by foreign corporations and foreign governments, including emerging markets; bank loans, including first lien senior secured floating rate bank loans ("Senior Loans")(1); municipal bonds; and other debt securities bearing fixed interest rates of any maturity. The Fund may also invest in collateralized loan obligations, floating rate securities, variable rate securities and Rule 144A securities. The Fund may invest in to-be-announced transactions ("TBA Transactions"). The Fund may also invest in privately-issued mortgage-backed securities; however, the Fund will not invest more than 20% of its assets invested in fixed income securities in non-agency sponsored mortgage-backed securities. The Fund may invest up to 35% of its net assets in corporate, non-U.S. and non-agency debt and other securities rated below investment grade by one or more nationally recognized statistical rating organization, or, if unrated, judged to be of comparable quality by TCW Investment Management Company LLC ("TCW" or the "Sub-Advisor") (commonly referred to as "high yield" or "junk" bonds). The Fund may also invest up to 20% of its net assets in securities denominated in foreign currencies and securities of issuers with significant ties to emerging markets, as determined by the Sub-Advisor.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act.

-----------------------------
(1) The terms "security" and "securities" used throughout the Notes to Financial Statements include Senior Loans.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                         FEBRUARY 28, 2018 (UNAUDITED)

Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities, municipal securities, capital preferred securities, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Senior Loans in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Forward foreign currency contracts are fair valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                         FEBRUARY 28, 2018 (UNAUDITED)

amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of a security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the Sub-Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities of the issuer, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

     10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

     11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's government leaders/officials (for sovereign debt only);

     12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

     13)    other relevant factors.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of February 28, 2018, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At February 28, 2018, the Fund had no when-issued or delayed-delivery securities. At February 28, 2018, the Fund held $17,383,524 of forward purchase commitments.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                         FEBRUARY 28, 2018 (UNAUDITED)

C. FUTURES CONTRACTS

The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in "Net realized gain (loss) on futures contracts" on the Statement of Operations.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on futures contracts" on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in "Variation margin" receivable or payable on the Statement of Assets and Liabilities. If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

D. FORWARD FOREIGN CURRENCY CONTRACTS

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in "Unrealized appreciation (depreciation) on forward foreign currency contracts" on the Statement of Assets and Liabilities. The change in unrealized appreciation/(depreciation) is included in "Net change in unrealized appreciation (depreciation) on forward foreign currency contracts" on the Statement of Operations. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund's basis in the contract. This realized gain or loss is included in "Net realized gain (loss) on forward foreign currency contracts" on the Statement of Operations. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the forward foreign currency contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

E. OFFSETTING ON THE STATEMENT OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statement of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency) for the non-defaulting Counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                         FEBRUARY 28, 2018 (UNAUDITED)

At February 28, 2018, derivative assets and liabilities (by type) on a gross basis are as follows:

                                                                                         Gross Amounts
                                                                                       not Offset in the
                                                                                          Statement of
                                                                  Net Amounts of     Assets and Liabilities
                                              Gross Amounts      Assets Presented   ------------------------
                        Gross Amounts of    Offset in the in      the Statement                   Collateral
                           Recognized      Statement of Assets    of Assets and     Financial      Amounts
                             Assets          and Liabilities       Liabilities      Instruments    Received    Net Amount
-------------------------------------------------------------------------------------------------------------------------
Forward Foreign
   Currency Contracts*   $        --        $       --            $        --        $   --        $   --      $       --


                                                                                         Gross Amounts
                                                                                       not Offset in the
                                                                   Net Amounts            Statement of
                                                                  of Liabilities     Assets and Liabilities
                                              Gross Amounts      Presented in the   ------------------------
                        Gross Amounts of      Offset in the        Statement of                   Collateral
                           Recognized      Statement of Assets      Assets and      Financial      Amounts
                          Liabilities        and Liabilities       Liabilities      Instruments    Pledged     Net Amount
-------------------------------------------------------------------------------------------------------------------------
Forward Foreign
   Currency Contracts*   $  (168,870)       $       --            $  (168,870)       $   --        $   --      $ (168,870)

* The respective Counterparties for each contract are disclosed in the Forward Foreign Currency Contracts table in the Portfolio of Investments.

The Fund does not have the right to offset financial assets and financial liabilities related to futures contracts on the Statement of Assets and Liabilities.

F. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates will be included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates will be included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received will be included in "Net realized gain (loss) on foreign currency transactions" on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settlement date and subsequent sale trade date for fixed-income securities will be included in "Net realized gain (loss) on investments" on the Statement of Operations.

G. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

H. MORTGAGE DOLLAR ROLLS AND TBA TRANSACTIONS

The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's Sub-Advisor. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in the Fund. The Fund may also invest in TBA Transactions. A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                         FEBRUARY 28, 2018 (UNAUDITED)

I. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized gains, if any, to shareholders at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal period ended August 31, 2017 was as follows:

Distributions paid from:
Ordinary income....................................     $     598,101
Capital gain.......................................                --
Return of capital..................................                --

As of August 31, 2017, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income......................     $     337,765
Accumulated capital and other losses...............             2,096
Net unrealized appreciation (depreciation).........           620,629

J. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ending 2017 remains open to federal and state audit. As of February 28, 2018, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2017, the Fund had no non-expiring capital loss carryforwards for federal income tax purposes.

K. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

L. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosures about derivatives in a fund's financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X was August 1, 2017, which resulted in additional disclosure for variable interest rate securities and derivative instruments within the Portfolio of Investments. The new form types and other rule amendments will be effective for the First Trust funds, including the Fund, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new form types and other rule amendments that are effective on and after June 1, 2018 to determine the impact to the Fund.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                         FEBRUARY 28, 2018 (UNAUDITED)

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

TCW serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. Pursuant to the Investment Management Agreement, between the Trust and the Advisor, and the Investment Sub-Advisory Agreement among the Fund, the Advisor and TCW, First Trust will supervise TCW and its management of the investment of the Fund's assets and will pay TCW for its services as the Fund's sub-advisor. First Trust will also be responsible for the Fund's expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.65% of its average daily net assets. Pursuant to a contractual agreement, First Trust has agreed to waive management fees of 0.10% of average daily net assets until February 13, 2019. The waiver agreement may be terminated by action of the Trust's Board of Trustees at any time upon 60 days' written notice by the Trust on behalf of the Fund or by the Fund's investment advisor only after February 13, 2019. During the six months ended February 28, 2018, the Advisor waived fees of $78,294.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

The cost of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the six months ended February 28, 2018, were $569,494,902 and $121,728,611, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the six months ended February 28, 2018, were $429,039,588 and $6,283,613, respectively.

For the six months ended February 28, 2018, the Fund had no in-kind transactions.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                         FEBRUARY 28, 2018 (UNAUDITED)

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Fund at February 28, 2018, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

                                              ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                                   ---------------------------------------   ---------------------------------------
DERIVATIVES                         STATEMENT OF ASSETS AND                   STATEMENT OF ASSETS AND
INSTRUMENT          RISK EXPOSURE     LIABILITIES LOCATION        VALUE         LIABILITIES LOCATION        VALUE
------------------  -------------  --------------------------  -----------   --------------------------  -----------
Forward foreign     Currency Risk  Unrealized appreciation on                Unrealized depreciation on
currency contracts                 forward foreign currency                  forward foreign currency
                                   contracts                   $        --   contracts                   $   168,870

Futures contracts   Interest Rate  Unrealized appreciation                   Unrealized depreciation
                    Risk           on futures contracts*            26,299   on futures contracts*               144

* Includes cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended February 28, 2018, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

STATEMENT OF OPERATIONS LOCATION
--------------------------------------------------------------------------
CURRENCY RISK EXPOSURE
Net realized gain (loss) on forward foreign currency contracts $ (44,999) Net change in unrealized appreciation (depreciation) on
   forward foreign currency contracts                             (162,142)

INTEREST RATE RISK EXPOSURE
Net realized gain (loss) on futures contracts                     (305,163)
Net change in unrealized appreciation (depreciation) on
   futures contracts                                                24,622

During the six months ended February 28, 2018, the notional value of forward foreign currency contracts opened and closed were $6,242,969 and $3,325,530, respectively.

During the six months ended February 28, 2018, the notional value of futures contracts opened and closed were $55,150,324 and $31,816,320, respectively.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant'). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. The Fund's Creation Units are generally issued and redeemed for cash. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                         FEBRUARY 28, 2018 (UNAUDITED)

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 13, 2019.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                         FEBRUARY 28, 2018 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of the Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at www.ftportfolios.com; (3) on the SEC's website at www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD THE FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUND, PLEASE SEE THE FUND'S STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND VIII.

The following summarizes some of the risks that should be considered for the Fund.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the "Creations, Redemptions and Transaction Fees" in the Notes to Financial Statements) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund's net asset value and possibly face delisting.

BANK LOANS RISK. An investment in bank loans subjects the Fund to credit risk, which is heightened for bank loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. Bank loans, in which the Fund may invest, are usually rated below investment grade but may also be unrated. As a result, the risks associated with these bank loans are similar to the risks of high yield fixed income instruments. An economic downturn would generally lead to a higher nonpayment rate, and a bank loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a bank loan may decline in value or become illiquid, which would adversely affect the bank loan's value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale, which may be longer than seven days in the case of certain Senior Loans. Bank loans are subject to a number of risks described in the Fund's prospectus, and elsewhere in this report, including liquidity risk and the risk of investing in below investment grade fixed income instruments. Furthermore, increases in interest rates may result in greater volatility of bank loans and average duration may fluctuate with fluctuations in interest rates. Unlike stocks and bonds, loans are not registered and otherwise may not be treated as securities under the federal securities laws, meaning investors in loans have less protection against improper practices than investors in securities that are registered under or are otherwise subject to the protections of the securities laws.

CALL RISK. If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted.

CASH TRANSACTIONS RISK. The Fund will, under most circumstances, effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

COLLATERALIZED LOAN OBLIGATION RISK. Certain collateralized loan obligations ("CLOs") may be thinly traded or have a limited trading market. CLOs are typically privately offered and sold. As a result, investments in CLOs may be characterized by the Fund as illiquid securities. In addition to the general risks associated with debt securities discussed herein, CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                         FEBRUARY 28, 2018 (UNAUDITED)

payments; (ii) the quality of the collateral may decline in value or default;
(iii) the possibility that the investments in CLOs are subordinate to other classes or tranches thereof; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

COUNTERPARTY RISK. The Fund bears the risk that the counterparty to a contract with a third-party may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations, the Fund will lose money and the value of an investment in Fund shares may decrease. In addition, the Fund may engage in such investment transactions with a limited number of counterparties.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. High yield and comparable unrated debt securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal.

CURRENCY EXCHANGE RATE RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

CURRENCY RISK. Because the Fund's net asset value is determined on the basis of U.S. dollars and the Fund invests in non-U.S. dollar denominated securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third party service providers, such as its administrator, transfer agent, custodian, or Sub-Advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers.

DEBT SECURITIES RISK. An investment in the Fund involves risk associated with an investment in debt securities including the risk that certain of the securities in the Fund may not have the benefit of covenants that would prevent an issuer from engaging in capital restructurings or borrowing transactions in connection with corporate acquisitions, leveraged buyouts or restructurings. This limitation could reduce the ability of an issuer to meet its payment obligations and might result in increased credit risk. In addition, certain of the securities may be redeemed or prepaid by an issuer, resulting in lower interest payments received by the Fund and reduced distributions to shareholders.

EMERGING MARKETS RISK. Investments in securities and instruments traded in developing or emerging markets or that provide exposure to such securities or markets can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Emerging market governments may, without prior warning, impose capital controls on the ability to transfer currency, securities or other assets. The Fund's ability to access certain developing or emerging markets also may be limited due to a variety of factors, including currency convertibility issues. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, cause the Fund's returns to differ from those available to domestic investors, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                         FEBRUARY 28, 2018 (UNAUDITED)

EXTENSION RISK. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on Nasdaq. The Fund's investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on Nasdaq at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund's investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, are considered to be highly speculative. These securities are issued by issuers that may have narrowly focused operations and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

ILLIQUID SECURITIES RISK. Some of the securities held by the Fund may be illiquid. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

INDEX CONSTITUENT RISK. The Fund may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the fixed income securities in the Fund will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term investments and higher for longer term investments. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security's expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Sub-Advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET MAKER RISK. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on Nasdaq, which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                         FEBRUARY 28, 2018 (UNAUDITED)

market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund shares.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in bond prices. Also, certain of these factors may affect the liquidity of the securities in the Fund's portfolio and make it more difficult for the Fund to sell them. Shares of the Fund could decline in value or underperform other investments.

MORTGAGE SECURITIES RISK. The Fund invests in mortgage-related securities, including mortgage-backed securities, which may make the Fund more susceptible to adverse economic, political or regulatory events that affect the value of real estate. Changes in local, state and federal policies could negatively impact the mortgage-related securities market, which include various government initiated and sponsored homeowner assistance programs and eminent domain issues. Mortgage-related securities may also face liquidity issues when the Fund seeks to sell such securities, but is unable to find buyers at a bid-ask spread to make the transaction feasible. These securities are also subject to the risk that the underlying borrowers may default on their mortgages, resulting in a non-payment of principal and interest. Finally, the mortgage-related securities market may be negatively impacted by regulatory changes including those that are related to the mandate or existence of the government-sponsored enterprises, Fannie Mae, Freddie Mac and Ginnie Mae. Mortgage-related securities are subject to the risk that the rate of mortgage prepayments decreases, which extends the average life of a security and increases the interest rate exposure.

MUNICIPAL OBLIGATIONS RISK. The Fund's investment in municipal securities subjects them to municipal obligations risk. Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of actual or anticipated changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations. Inventories of municipal securities held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities. This reduction in market making capacity has the potential to decrease the Fund's ability to buy or sell municipal securities, and increase price volatility and trading costs, particularly during periods of economic or market stress. In addition, the market for high yield debt has experienced decreased liquidity, and investor perception of increased risk has caused yield spreads to widen. As a result, the Fund may be forced to accept a lower price to sell a municipal security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.

NON-AGENCY DEBT RISK. Non-agency debt, including RMBS and CMBS that are not issued by a government-sponsored entity such as Fannie Mae, Freddie Mac and Ginnie Mae, are not afforded the protections of backing by the U.S. government. This makes such securities more susceptible to credit, liquidity and other risks discussed in the Fund's prospectus.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

PREPAYMENT RISK. The loans and mortgage-related investments in which the Fund invests are subject to pre-payment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                         FEBRUARY 28, 2018 (UNAUDITED)

REPURCHASE AGREEMENT RISK. The Fund's investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

RESTRICTED SECURITIES RISK. Investments in restricted securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities. Illiquid and restricted securities may be difficult to dispose of at the price at which the Fund has valued the securities and at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund recovers upon the sale of such securities. Investment of the Fund's assets in illiquid and restricted securities may restrict the Fund's ability to take advantage of market opportunities.

SOVEREIGN DEBT RISK. Investments in sovereign bonds involve special risks because the governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor's policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign bonds defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund's ability to obtain recourse may be limited. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

TBA TRANSACTIONS RISK. TBA Transactions involve a risk of loss if the value of the underlying security to be purchased by the Fund declines in value prior to the delivery date. Such transactions are also subject to the risk of the default or bankruptcy of the Fund's counterparty or that the security will not be issued. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

TREASURY INFLATION PROTECTED SECURITIES RISK. Treasury inflation protected securities ("TIPS") are inflation-indexed fixed income securities issued by the U.S. Department of Treasury and are subject to the same risks as other fixed income investments. In a falling inflationary environment, both interest payments and the value of the TIPS will decline.

TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on Nasdaq, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on Nasdaq may be halted due to market conditions or for reasons that, in the view of Nasdaq, make trading in shares inadvisable. In addition, trading in shares on Nasdaq is subject to trading halts caused by extraordinary market volatility pursuant to Nasdaq "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of Nasdaq necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on Nasdaq.

U.S. GOVERNMENT AND AGENCY SECURITIES RISK. The Fund may invest in U.S. government obligations. U.S. government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

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


FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
TCW Investment Management Company LLC
865 South Figueroa Street
Los Angeles, CA 90017

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        EquityCompass Risk Manager ETF (ERM)

        EquityCompass Tactical Risk Manager ETF (TERM)


----------------------------
     Semi-Annual Report
  For the Six Months Ended
     February 28, 2018
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2018

Shareholder Letter...........................................................  1
Fund Performance Overview
   EquityCompass Risk Manager ETF (ERM)......................................  2
   EquityCompass Tactical Risk Manager ETF (TERM)............................  4
Notes to Fund Performance Overview...........................................  6
Portfolio Management.........................................................  7
Understanding Your Fund Expenses.............................................  8
Portfolio of Investments
   EquityCompass Risk Manager ETF (ERM)......................................  9
   EquityCompass Tactical Risk Manager ETF (TERM)............................ 12
Statements of Assets and Liabilities......................................... 15
Statements of Operations..................................................... 16
Statements of Changes in Net Assets.......................................... 17
Financial Highlights......................................................... 18
Notes to Financial Statements................................................ 19
Additional Information....................................................... 24

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Choice Financial Partners, Inc. d/b/a EquityCompass Strategies (the "Sub-Advisor") and their representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

               FIRST TRUST EXCHANGE-TRADED FUND VIII (ERM & TERM)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2018

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First Trust Exchange-Traded Fund VIII, which contains detailed information about your investment for the six months ended February 28, 2018. We encourage you to read this report carefully and discuss it with your financial advisor.

As you are no doubt aware, 2017 was a very strong year for U.S. markets. The three major indices - the S&P 500(R) Index, the Dow Jones Industrial Average and the Nasdaq Composite - posted their best performance since 2013. And there was more good news for Wall Street as the year ended and analysts collected stock market data:

      o The S&P 500(R) Index did something it had not previously done, finishing 2017 with 12 months of gains;

      o The Dow Jones Industrial Average achieved a milestone as well, closing above 24,000 for the first time ever on November 0; and

      o The Nasdaq Composite set a record by having 11 months of gains in 2017 (June was the only down month, and by just 0.86%).

As 2017 ended, President Trump signed the "Tax Cuts and Jobs Act of 2017" tax reform bill. This action by the President was viewed as making good on his earlier campaign promise to accomplish sweeping tax reform and the hope is that this bill will boost economic activity to greater highs. As 2018 began, there was much enthusiasm for the tax reform package and the potential increase in take-home pay for many Americans, as well as the reduction in the federal corporate tax rate from 35% to 21%. Going forward, many investors are watching the Federal Reserve and its signaled intent to continue raising interest rates at a gradual pace.

At First Trust, we are optimistic about the U.S. economy. The S&P 500(R) Index was off to a strong start in 2018, returning over 7.5% from January 2 to January
26. February, however, was a different story. Early in the month, the Dow Jones Industrial Average plunged 567 points and sank into "correction" territory (defined as a drop of 10% from the index's high) and in just two weeks, was down more than 3,200 points. However, as February came to a close, the Dow Jones Industrial Average was back on track and up from the lows experienced earlier in the month.

This market volatility is why we believe that one should invest for the long term and be prepared for market movements, which can happen at any time. This can be accomplished by keeping current on your portfolio and investing goals by speaking regularly with your investment professional. It's important to keep in mind that past performance of the U.S. and global stock markets or investment products can never guarantee future results. As we've said before, markets go up and they also go down, but savvy investors are prepared for either through careful attention to their portfolios and investment goals.

Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you and will report on your investment again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

EQUITYCOMPASS RISK MANAGER ETF (ERM)

The EquityCompass Risk Manager ETF (the "Fund") seeks to provide long term capital appreciation with capital preservation as a secondary objective. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing in equity securities of companies domiciled in the U.S. or listed on a U.S. exchange. During periods when the U.S. equity market is determined to be unfavorable by the Fund's Sub-Advisor, the Fund may invest all or a portion of its assets in cash, cash-equivalents and short-term fixed income exchange-traded funds. The Fund is classified as "non-diversified" under the Investment Company Act of 1940. The shares of the Fund are listed and traded on the NYSE Arca, Inc., under the ticker symbol "ERM."

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                      CUMULATIVE
                                                                                                     TOTAL RETURNS
                                                                               6 Months Ended     Inception (4/10/17)
                                                                                  2/28/18             to 2/28/18
FUND PERFORMANCE
NAV                                                                                 8.42%               11.07%
Market Price                                                                        8.61%               11.32%

INDEX PERFORMANCE
S&P 500(R) Index                                                                   10.84%               17.16%
Hedge Fund Research HFRI Equity Hedge Index(1)                                      6.26%                9.47%
---------------------------------------------------------------------------------------------------------------------

(1) Cumulative total return for the period April 30, 2017 through February 28, 2018. Performance data is not available for the entire period shown in the table for the index because performance data for the index is only available on a month-end basis. Performance data for the index may be updated on an ongoing basis and is subject to change.

(See Notes to Fund Performance Overview on Page 6.)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Information Technology                            13.86%
Consumer Discretionary                            13.64
Financials                                        13.56
Health Care                                       13.51
Industrials                                       12.18
Consumer Staples                                  11.03
Energy                                             6.94
Utilities                                          5.73
Materials                                          4.60
Real Estate                                        3.68
Telecommunication Services                         1.27
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
CSRA, Inc.                                         0.90%
Amazon.com, Inc.                                   0.85
Boeing (The) Co.                                   0.84
XL Group Ltd.                                      0.82
Qorvo, Inc.                                        0.80
AbbVie, Inc.                                       0.80
TripAdvisor, Inc.                                  0.79
Target Corp.                                       0.79
Cisco Systems, Inc.                                0.79
Raytheon Co.                                       0.78
                                                --------
     Total                                         8.16%
                                                ========

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

EQUITYCOMPASS RISK MANAGER ETF (ERM) (CONTINUED)

                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       APRIL 10, 2017 - FEBRUARY 28, 2018

                    EquityCompass                 S&P 500(R)
                   Risk Manager ETF                 Index
4/10/17                $10,000                     $10,000
8/31/17                 10,244                      10,571
2/28/18                 11,107                      11,716


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH FEBRUARY 28, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 11, 2017 (commencement of trading) through February 28, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/11/17 - 8/31/17         89               0               0             0
9/1/17 - 2/28/18         113               0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/11/17 - 8/31/17         11               0               0             0
9/1/17 - 2/28/18          10               0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)

The EquityCompass Tactical Risk Manager ETF (the "Fund") seeks to provide long term capital appreciation with capital preservation as a secondary objective. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing in equity securities of companies domiciled in the U.S. or listed on a U.S. exchange. During periods when the U.S. equity market is determined to be unfavorable by the Fund's Sub-Advisor, the Fund may invest all or a portion of its assets in cash, cash-equivalents and short-term fixed income exchange-traded funds. During such periods, the Fund may also invest a significant portion of its assets in securities designed to provide short exposure to broad U.S. market indices. The Fund is classified as "non-diversified" under the Investment Company Act of 1940. The shares of the Fund are listed and traded on the NYSE Arca, Inc., under the ticker symbol "TERM."

---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                      CUMULATIVE
                                                                                                     TOTAL RETURNS
                                                                               6 Months Ended     Inception (4/10/17)
                                                                                  2/28/18             to 2/28/18
FUND PERFORMANCE
NAV                                                                                 8.42%               11.06%
Market Price                                                                        8.61%               11.26%

INDEX PERFORMANCE
S&P 500(R) Index                                                                   10.84%               17.16%
Hedge Fund Research HFRI Equity Hedge Index(1)                                      6.26%                9.47%
---------------------------------------------------------------------------------------------------------------------

(1) Cumulative total return for the period April 30, 2017 through February 28, 2018. Performance data is not available for the entire period shown in the table for the index because performance data for the index is only available on a month-end basis. Performance data for the index may be updated on an ongoing basis and is subject to change.

(See Notes to Fund Performance Overview on Page 6.)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Information Technology                            13.86%
Consumer Discretionary                            13.61
Financials                                        13.59
Health Care                                       13.50
Industrials                                       12.20
Consumer Staples                                  11.01
Energy                                             6.94
Utilities                                          5.73
Materials                                          4.61
Real Estate                                        3.68
Telecommunication Services                         1.27
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
CSRA, Inc.                                         0.90%
Amazon.com, Inc.                                   0.85
Boeing (The) Co.                                   0.83
XL Group Ltd.                                      0.82
Qorvo, Inc.                                        0.80
AbbVie, Inc.                                       0.80
TripAdvisor, Inc.                                  0.79
Cisco Systems, Inc.                                0.79
Raytheon Co.                                       0.79
Target Corp.                                       0.78
                                                --------
     Total                                         8.15%
                                                ========

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM) (CONTINUED)

              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  APRIL 10, 2017 - FEBRUARY 28, 2018

              EquityCompass Tactical           S&P 500(R)
                 Risk Manager ETF                Index
4/10/17              $10,000                    $10,000
8/31/17               10,244                     10,571
2/28/18               10,106                     11,716


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH FEBRUARY 28, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 11, 2017 (commencement of trading) through February 28, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/11/17 - 8/31/17         83               0               0             0
9/1/17 - 2/28/18         111               0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/11/17 - 8/31/17         17               0               0             0
9/1/17 - 2/28/18          12               0               0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2018 (UNAUDITED)


                               INVESTMENT ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor"), located in Wheaton, Illinois, was established in 1991 and is the investment advisor for the Funds. First Trust is responsible for the selection and ongoing monitoring of the securities in the Funds' portfolios and certain other services necessary for the management of the portfolios.

                                  SUB-ADVISOR

Choice Financial Partners, Inc., d/b/a EquityCompass Strategies ("EquityCompass Strategies" or the "Sub-Advisor") serves as the investment sub-advisor to the Funds.

                              PORTFOLIO MANAGEMENT

ADVISOR'S INVESTMENT COMMITTEE

The Advisor's Investment Committee (the "Investment Committee"), which manages the Funds' investments, consists of:

DANIEL J. LINDQUIST, MANAGING DIRECTOR OF FIRST TRUST

JON C. ERICKSON, SENIOR VICE PRESIDENT OF FIRST TRUST

DAVID G. MCGAREL, CHIEF INVESTMENT OFFICER, CHIEF OPERATING OFFICER AND MANAGING
   DIRECTOR OF FIRST TRUST

ROGER F. TESTIN, SENIOR VICE PRESIDENT OF FIRST TRUST

TODD LARSON, CFA, VICE PRESIDENT OF FIRST TRUST

CHRIS A. PETERSON, CFA, SENIOR VICE PRESIDENT OF FIRST TRUST

JOHN GAMBLA, SENIOR PORTFOLIO MANAGER, ALTERNATIVES INVESTMENT TEAM OF FIRST
   TRUST

ROB A. GUTTSCHOW, CFA, SENIOR PORTFOLIO MANAGER, ALTERNATIVES INVESTMENT TEAM OF
   FIRST TRUST

                         SUB-ADVISOR PORTFOLIO MANAGERS

The Sub-Advisor portfolio managers, as set forth below, provide non-discretionary investment advice to the Investment Committee:

TIMOTHY M. MCCANN, SENIOR PORTFOLIO MANAGER, EQUITYCOMPASS STRATEGIES

BERNARD J. KAVANAGH, III, PORTFOLIO MANAGER, EQUITYCOMPASS STRATEGIES

The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Funds, while the Sub-Advisor portfolio managers provide non-discretionary investment advice to the Investment Committee. Each portfolio manager has served as part of the portfolio management team of the Funds since inception.

FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2018 (UNAUDITED)

As a shareholder of EquityCompass Risk Manager ETF or EquityCompass Tactical Risk Manager ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2018.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO   EXPENSES PAID
                                                     BEGINNING            ENDING         BASED ON THE     DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE       SIX MONTH       SIX MONTH
                                                 SEPTEMBER 1, 2017   FEBRUARY 28, 2018      PERIOD        PERIOD (a)
----------------------------------------------------------------------------------------------------------------------
EQUITYCOMPASS RISK MANAGER ETF (ERM)
Actual                                               $1,000.00           $1,084.20           0.65%           $3.36
Hypothetical (5% return before expenses)             $1,000.00           $1,021.57           0.65%           $3.26

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)
Actual                                               $1,000.00           $1,084.20           0.65%           $3.36
Hypothetical (5% return before expenses)             $1,000.00           $1,021.57           0.65%           $3.26


(a) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (September 1, 2017 through February 28, 2018), multiplied by 181/365 (to reflect the one-half year period).

EQUITYCOMPASS RISK MANAGER ETF (ERM)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2018 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS -- 99.8%

               AEROSPACE & DEFENSE -- 3.8%
          534  Boeing (The) Co.                         $     193,420
          775  General Dynamics Corp.                         172,398
          486  Lockheed Martin Corp.                          171,286
          835  Raytheon Co.                                   181,621
        1,216  United Technologies Corp.                      163,844
                                                        -------------
                                                              882,569
                                                        -------------
               AIR FREIGHT & LOGISTICS -- 1.2%
          602  FedEx Corp.                                    148,339
        1,243  United Parcel Service, Inc.,
                  Class B                                     129,781
                                                        -------------
                                                              278,120
                                                        -------------
               AUTOMOBILES -- 1.2%
       12,196  Ford Motor Co.                                 129,399
        3,605  General Motors Co.                             141,857
                                                        -------------
                                                              271,256
                                                        -------------
               BANKS -- 4.1%
        5,217  Bank of America Corp.                          167,466
        2,085  Citigroup, Inc.                                157,397
        1,449  JPMorgan Chase & Co.                           167,360
        8,395  People's United Financial, Inc.                160,680
        2,876  U.S. Bancorp                                   156,339
        2,532  Wells Fargo & Co.                              147,894
                                                        -------------
                                                              957,136
                                                        -------------
               BEVERAGES -- 1.3%
        3,437  Coca-Cola (The) Co.                            148,547
        1,332  PepsiCo, Inc.                                  146,161
                                                        -------------
                                                              294,708
                                                        -------------
               BIOTECHNOLOGY -- 3.4%
        1,592  AbbVie, Inc.                                   184,402
          882  Amgen, Inc.                                    162,085
          467  Biogen, Inc. (a)                               134,958
        1,478  Celgene Corp. (a)                              128,763
        2,141  Gilead Sciences, Inc.                          168,561
                                                        -------------
                                                              778,769
                                                        -------------
               CAPITAL MARKETS -- 2.8%
        2,886  Bank of New York Mellon (The)
                  Corp.                                       164,589
          303  BlackRock, Inc.                                166,477
          614  Goldman Sachs Group (The), Inc.                161,439
        2,967  Morgan Stanley                                 166,211
                                                        -------------
                                                              658,716
                                                        -------------
               CHEMICALS -- 2.7%
        3,652  CF Industries Holdings, Inc.                   150,608
        2,125  DowDuPont, Inc.                                149,388
        1,344  Monsanto Co.                                   165,809
        5,941  Mosaic (The) Co.                               156,367
                                                        -------------
                                                              622,172
                                                        -------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.6%
        2,249  Stericycle, Inc. (a)                           140,945
                                                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.5%
        4,063  Cisco Systems, Inc.                      $     181,941
        1,154  F5 Networks, Inc. (a)                          171,392
                                                        -------------
                                                              353,333
                                                        -------------
               CONSTRUCTION & ENGINEERING -- 1.3%
        2,970  Fluor Corp.                                    168,993
        3,981  Quanta Services, Inc. (a)                      137,106
                                                        -------------
                                                              306,099
                                                        -------------
               CONSUMER FINANCE -- 2.0%
        1,572  American Express Co.                           153,286
        1,558  Capital One Financial Corp.                    152,575
       11,377  Navient Corp.                                  147,446
                                                        -------------
                                                              453,307
                                                        -------------
               CONTAINERS & PACKAGING -- 1.9%
        1,361  Avery Dennison Corp.                           160,802
        1,238  Packaging Corp. of America                     147,570
        3,194  Sealed Air Corp.                               135,330
                                                        -------------
                                                              443,702
                                                        -------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.6
        5,979  H&R Block, Inc.                                151,448
                                                        -------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.7%
          785  Berkshire Hathaway, Inc.,
                  Class B (a)                                 162,652
                                                        -------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.3%
        4,168  AT&T, Inc.                                     151,298
        3,004  Verizon Communications, Inc.                   143,411
                                                        -------------
                                                              294,709
                                                        -------------
               ELECTRIC UTILITIES -- 3.2%
        1,913  Duke Energy Corp.                              144,125
        4,090  Exelon Corp.                                   151,494
        1,048  NextEra Energy, Inc.                           159,453
        1,911  Pinnacle West Capital Corp.                    147,071
        3,372  Southern (The) Co.                             145,198
                                                        -------------
                                                              747,341
                                                        -------------
               ELECTRICAL EQUIPMENT -- 0.7%
        2,225  Emerson Electric Co.                           158,109
                                                        -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 0.7%
        3,346  FLIR Systems, Inc.                             164,289
                                                        -------------
               ENERGY EQUIPMENT & SERVICES -- 1.9%
        3,099  Halliburton Co.                                143,855
        2,393  Helmerich & Payne, Inc.                        154,468
        2,184  Schlumberger Ltd.                              143,358
                                                        -------------
                                                              441,681
                                                        -------------


                        See Notes to Financial Statements                 Page 9

EQUITYCOMPASS RISK MANAGER ETF (ERM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2018 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)

               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 3.7%
        3,679  Apartment Investment &
                  Management Co., Class A               $     142,230
        5,962  Duke Realty Corp.                              147,679
        1,221  Federal Realty Investment Trust                139,121
        8,884  Kimco Realty Corp.                             132,904
        2,448  Macerich (The) Co.                             144,285
          941  Simon Property Group, Inc.                     144,453
                                                        -------------
                                                              850,672
                                                        -------------
               FOOD & STAPLES RETAILING -- 2.6%
          840  Costco Wholesale Corp.                         160,356
        2,092  CVS Health Corp.                               141,691
        2,203  Walgreens Boots Alliance, Inc.                 151,765
        1,596  Walmart, Inc.                                  143,656
                                                        -------------
                                                              597,468
                                                        -------------
               FOOD PRODUCTS -- 3.3%
        3,365  Campbell Soup Co.                              144,863
        1,270  J.M. Smucker (The) Co.                         160,401
        2,032  Kraft Heinz (The) Co.                          136,246
        1,550  McCormick & Co., Inc.                          165,509
        3,710  Mondelez International, Inc.,
                  Class A                                     162,869
                                                        -------------
                                                              769,888
                                                        -------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 3.5%
        2,694  Abbott Laboratories                            162,529
          707  Cooper (The) Cos., Inc.                        162,978
        1,682  Danaher Corp.                                  164,466
        1,887  Medtronic PLC                                  150,752
        1,433  Varian Medical Systems, Inc. (a)               171,014
                                                        -------------
                                                              811,739
                                                        -------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 2.0%
        4,518  Envision Healthcare Corp. (a)                  173,943
        4,243  Patterson Cos., Inc.                           133,994
          707  UnitedHealth Group, Inc.                       159,895
                                                        -------------
                                                              467,832
                                                        -------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.3%
          911  McDonald's Corp.                               143,701
        2,691  Starbucks Corp.                                153,656
                                                        -------------
                                                              297,357
                                                        -------------
               HOUSEHOLD PRODUCTS -- 1.9%
        3,174  Church & Dwight Co., Inc.                      156,129
        2,097  Colgate-Palmolive Co.                          144,630
        1,732  Procter & Gamble (The) Co.                     135,997
                                                        -------------
                                                              436,756
                                                        -------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 1.3%
       14,577  AES (The) Corp.                                158,452
        5,519  NRG Energy, Inc.                               142,721
                                                        -------------
                                                              301,173
                                                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               INDUSTRIAL CONGLOMERATES -- 1.9%
          665  3M Co.                                   $     156,614
        8,553  General Electric Co.                           120,683
        1,028  Honeywell International, Inc.                  155,341
                                                        -------------
                                                              432,638
                                                        -------------
               INSURANCE -- 3.9%
        1,562  Allstate (The) Corp.                           144,110
        2,612  American International Group,
                  Inc.                                        149,772
        1,580  Assurant, Inc.                                 135,043
        2,668  Brighthouse Financial, Inc. (a)                144,792
        3,080  MetLife, Inc.                                  142,265
        4,494  XL Group Ltd.                                  190,141
                                                        -------------
                                                              906,123
                                                        -------------
               INTERNET & DIRECT MARKETING RETAIL
                  -- 2.4%
          130  Amazon.com, Inc. (a)                           196,619
           87  Booking Holdings, Inc. (a)                     176,961
        4,569  TripAdvisor, Inc. (a)                          183,126
                                                        -------------
                                                              556,706
                                                        -------------
               INTERNET SOFTWARE & SERVICES
                  -- 1.3%
          145  Alphabet, Inc., Class A (a)                    160,068
          859  Facebook, Inc., Class A (a)                    153,177
                                                        -------------
                                                              313,245
                                                        -------------
               IT SERVICES -- 4.5%
        1,015  Accenture PLC, Class A                         163,425
        5,146  CSRA, Inc.                                     208,568
          983  International Business Machines
                  Corp.                                       153,181
        1,016  Mastercard, Inc., Class A                      178,572
        2,075  PayPal Holdings, Inc. (a)                      164,776
        1,363  Visa, Inc., Class A                            167,567
                                                        -------------
                                                            1,036,089
                                                        -------------
               LEISURE PRODUCTS -- 0.7%
        9,947  Mattel, Inc.                                   158,157
                                                        -------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.7%
        2,082  PerkinElmer, Inc.                              158,940
                                                        -------------
               MACHINERY -- 1.3%
          997  Caterpillar, Inc.                              154,166
        3,653  Flowserve Corp.                                154,705
                                                        -------------
                                                              308,871
                                                        -------------
               MEDIA -- 3.3%
          456  Charter Communications, Inc.,
                  Class A (a)                                 155,920
        3,910  Comcast Corp., Class A                         141,581
        1,723  Time Warner, Inc.                              160,170
        4,327  Twenty-First Century Fox, Inc.,
                  Class A                                     159,320
        1,416  Walt Disney (The) Co.                          146,075
                                                        -------------
                                                              763,066
                                                        -------------


Page 10                 See Notes to Financial Statements

EQUITYCOMPASS RISK MANAGER ETF (ERM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2018 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)

               MULTILINE RETAIL -- 0.8%
        2,413  Target Corp.                             $     181,964
                                                        -------------
               MULTI-UTILITIES -- 1.2%
        6,292  NiSource, Inc.                                 145,534
        3,331  SCANA Corp.                                    132,141
                                                        -------------
                                                              277,675
                                                        -------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 5.0%
       39,501  Chesapeake Energy Corp. (a)                    111,393
        1,242  Chevron Corp.                                  139,005
        1,243  Cimarex Energy Co.                             119,440
        2,795  ConocoPhillips                                 151,796
        1,829  Exxon Mobil Corp.                              138,529
        8,357  Kinder Morgan, Inc.                            135,383
        4,700  Newfield Exploration Co. (a)                   109,651
        2,124  Occidental Petroleum Corp.                     139,334
        9,079  Range Resources Corp.                          120,660
                                                        -------------
                                                            1,165,191
                                                        -------------
               PERSONAL PRODUCTS -- 0.7%
        7,927  Coty, Inc., Class A                            153,150
                                                        -------------
               PHARMACEUTICALS -- 3.9%
          927  Allergan PLC                                   142,962
        2,569  Bristol-Myers Squibb Co.                       170,068
        1,854  Eli Lilly and Co.                              142,795
        1,128  Johnson & Johnson                              146,505
        2,769  Merck & Co., Inc.                              150,135
        4,298  Pfizer, Inc.                                   156,060
                                                        -------------
                                                              908,525
                                                        -------------
               PROFESSIONAL SERVICES -- 0.7%
        2,826  Robert Half International, Inc.                161,280
                                                        -------------
               ROAD & RAIL -- 0.6%
        1,163  Union Pacific Corp.                            151,481
                                                        -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.9%
        3,592  Intel Corp.                                    177,050
        2,301  Qorvo, Inc. (a)                                185,714
        2,393  QUALCOMM, Inc.                                 155,545
        1,464  Texas Instruments, Inc.                        158,624
                                                        -------------
                                                              676,933
                                                        -------------
               SOFTWARE -- 1.5%
        1,814  Microsoft Corp.                                170,099
        3,304  Oracle Corp.                                   167,413
                                                        -------------
                                                              337,512
                                                        -------------
               SPECIALTY RETAIL -- 2.6%
        3,442  Foot Locker, Inc.                              158,022
          836  Home Depot (The), Inc.                         152,378
        1,719  Lowe's Cos., Inc.                              154,005
        2,856  Signet Jewelers Ltd.                           143,600
                                                        -------------
                                                              608,005
                                                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.4%
          919  Apple, Inc.                              $     163,692
        5,347  Xerox Corp.                                    162,121
                                                        -------------
                                                              325,813
                                                        -------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.7%
        2,504  NIKE, Inc., Class B                            167,843
                                                        -------------
               TOBACCO -- 1.3%
        2,250  Altria Group, Inc.                             141,637
        1,529  Philip Morris International, Inc.              158,328
                                                        -------------
                                                              299,965
                                                        -------------
               TOTAL INVESTMENTS -- 99.8%                  23,143,118
               (Cost $22,750,831) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.2%                          51,984
                                                        -------------
               NET ASSETS -- 100.0%                     $  23,195,102
                                                        =============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,387,764 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $995,477. The net unrealized appreciation was $392,287.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                            LEVEL 1          LEVEL 2          LEVEL 3
                          ---------------------------------------------
Common Stocks*            $23,143,118      $        --      $        --
                          =============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at February 28, 2018.


                        See Notes to Financial Statements                Page 11

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2018 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS -- 99.6%

               AEROSPACE & DEFENSE -- 3.8%
        1,115  Boeing (The) Co.                         $     403,864
        1,623  General Dynamics Corp.                         361,036
        1,018  Lockheed Martin Corp.                          358,784
        1,750  Raytheon Co.                                   380,643
        2,547  United Technologies Corp.                      343,183
                                                        -------------
                                                            1,847,510
                                                        -------------
               AIR FREIGHT & LOGISTICS -- 1.2%
        1,262  FedEx Corp.                                    310,970
        2,603  United Parcel Service, Inc.,
                  Class B                                     271,779
                                                        -------------
                                                              582,749
                                                        -------------
               AUTOMOBILES -- 1.2%
       25,485  Ford Motor Co.                                 270,396
        7,532  General Motors Co.                             296,384
                                                        -------------
                                                              566,780
                                                        -------------
               BANKS -- 4.1%
       10,928  Bank of America Corp.                          350,789
        4,371  Citigroup, Inc.                                329,967
        3,036  JPMorgan Chase & Co.                           350,658
       17,587  People's United Financial, Inc.                336,615
        6,027  U.S. Bancorp                                   327,628
        5,309  Wells Fargo & Co.                              310,098
                                                        -------------
                                                            2,005,755
                                                        -------------
               BEVERAGES -- 1.3%
        7,188  Coca-Cola (The) Co.                            310,665
        2,785  PepsiCo, Inc.                                  305,598
                                                        -------------
                                                              616,263
                                                        -------------
               BIOTECHNOLOGY -- 3.3%
        3,330  AbbVie, Inc.                                   385,714
        1,848  Amgen, Inc.                                    339,607
          978  Biogen, Inc. (a)                               282,632
        3,087  Celgene Corp. (a)                              268,939
        4,482  Gilead Sciences, Inc.                          352,868
                                                        -------------
                                                            1,629,760
                                                        -------------
               CAPITAL MARKETS -- 2.8%
        6,044  Bank of New York Mellon (The)
                  Corp.                                       344,689
          645  BlackRock, Inc.                                354,383
        1,286  Goldman Sachs Group (The), Inc.                338,128
        6,216  Morgan Stanley                                 348,220
                                                        -------------
                                                            1,385,420
                                                        -------------
               CHEMICALS -- 2.7%
        7,620  CF Industries Holdings, Inc.                   314,249
        4,453  DowDuPont, Inc.                                313,046
        2,814  Monsanto Co.                                   347,163
       12,445  Mosaic (The) Co.                               327,552
                                                        -------------
                                                            1,302,010
                                                        -------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.6%
        4,709  Stericycle, Inc. (a)                           295,113
                                                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.5%
        8,508  Cisco Systems, Inc.                      $     380,988
        2,418  F5 Networks, Inc. (a)                          359,122
                                                        -------------
                                                              740,110
                                                        -------------
               CONSTRUCTION & ENGINEERING
                  -- 1.3%
        6,220  Fluor Corp.                                    353,918
        8,347  Quanta Services, Inc. (a)                      287,471
                                                        -------------
                                                              641,389
                                                        -------------
               CONSUMER FINANCE -- 1.9%
        3,290  American Express Co.                           320,808
        3,264  Capital One Financial Corp.                    319,644
       23,842  Navient Corp.                                  308,992
                                                        -------------
                                                              949,444
                                                        -------------
               CONTAINERS & PACKAGING -- 1.9%
        2,850  Avery Dennison Corp.                           336,727
        2,589  Packaging Corp. of America                     308,609
        6,681  Sealed Air Corp.                               283,074
                                                        -------------
                                                              928,410
                                                        -------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.6%
       12,534  H&R Block, Inc.                                317,486
                                                        -------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.7%
        1,643  Berkshire Hathaway, Inc.,
                  Class B (a)                                 340,430
                                                        -------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.3%
        8,721  AT&T, Inc.                                     316,572
        6,290  Verizon Communications, Inc.                   300,285
                                                        -------------
                                                              616,857
                                                        -------------
               ELECTRIC UTILITIES -- 3.2%
        4,003  Duke Energy Corp.                              301,586
        8,551  Exelon Corp.                                   316,729
        2,192  NextEra Energy, Inc.                           333,513
        4,002  Pinnacle West Capital Corp.                    307,994
        7,052  Southern (The) Co.                             303,659
                                                        -------------
                                                            1,563,481
                                                        -------------
               ELECTRICAL EQUIPMENT -- 0.7%
        4,657  Emerson Electric Co.                           330,926
                                                        -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 0.7%
        7,002  FLIR Systems, Inc.                             343,798
                                                        -------------
               ENERGY EQUIPMENT & SERVICES
                  -- 1.9%
        6,502  Halliburton Co.                                301,823
        5,015  Helmerich & Payne, Inc.                        323,718
        4,570  Schlumberger Ltd.                              299,975
                                                        -------------
                                                              925,516
                                                        -------------


Page 12                 See Notes to Financial Statements

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2018 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)

               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 3.7%
        7,701  Apartment Investment &
                  Management Co., Class A               $     297,721
       12,466  Duke Realty Corp.                              308,783
        2,558  Federal Realty Investment Trust                291,458
       18,620  Kimco Realty Corp.                             278,555
        5,117  Macerich (The) Co.                             301,596
        1,969  Simon Property Group, Inc.                     302,261
                                                        -------------
                                                            1,780,374
                                                        -------------
               FOOD & STAPLES RETAILING -- 2.6%
        1,755  Costco Wholesale Corp.                         335,030
        4,366  CVS Health Corp.                               295,709
        4,577  Walgreens Boots Alliance, Inc.                 315,310
        3,334  Walmart, Inc.                                  300,093
                                                        -------------
                                                            1,246,142
                                                        -------------
               FOOD PRODUCTS -- 3.3%
        7,041  Campbell Soup Co.                              303,115
        2,655  J.M. Smucker (The) Co.                         335,327
        4,239  Kraft Heinz (The) Co.                          284,225
        3,241  McCormick & Co., Inc.                          346,074
        7,748  Mondelez International, Inc.,
                  Class A                                     340,137
                                                        -------------
                                                            1,608,878
                                                        -------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 3.5%
        5,638  Abbott Laboratories                            340,141
        1,483  Cooper (The) Cos., Inc.                        341,861
        3,521  Danaher Corp.                                  344,283
        3,951  Medtronic PLC                                  315,646
        2,998  Varian Medical Systems, Inc. (a)               357,781
                                                        -------------
                                                            1,699,712
                                                        -------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 2.0%
        9,424  Envision Healthcare Corp. (a)                  362,824
        8,879  Patterson Cos., Inc.                           280,399
        1,482  UnitedHealth Group, Inc.                       335,169
                                                        -------------
                                                              978,392
                                                        -------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.3%
        1,903  McDonald's Corp.                               300,179
        5,629  Starbucks Corp.                                321,416
                                                        -------------
                                                              621,595
                                                        -------------
               HOUSEHOLD PRODUCTS -- 1.9%
        6,645  Church & Dwight Co., Inc.                      326,867
        4,372  Colgate-Palmolive Co.                          301,537
        3,619  Procter & Gamble (The) Co.                     284,164
                                                        -------------
                                                              912,568
                                                        -------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 1.3%
       30,488  AES (The) Corp.                                331,404
       11,559  NRG Energy, Inc.                               298,916
                                                        -------------
                                                              630,320
                                                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               INDUSTRIAL CONGLOMERATES -- 1.9%
        1,395  3M Co.                                   $     328,537
       17,912  General Electric Co.                           252,738
        2,154  Honeywell International, Inc.                  325,491
                                                        -------------
                                                              906,766
                                                        -------------
               INSURANCE -- 3.9%
        3,269  Allstate (The) Corp.                           301,598
        5,469  American International Group,
                  Inc.                                        313,593
        3,311  Assurant, Inc.                                 282,991
        5,582  Brighthouse Financial, Inc. (a)                302,935
        6,457  MetLife, Inc.                                  298,249
        9,430  XL Group Ltd.                                  398,983
                                                        -------------
                                                            1,898,349
                                                        -------------
               INTERNET & DIRECT MARKETING RETAIL
                  -- 2.4%
          272  Amazon.com, Inc. (a)                           411,387
          181  Booking Holdings, Inc. (a)                     368,161
        9,539  TripAdvisor, Inc. (a)                          382,323
                                                        -------------
                                                            1,161,871
                                                        -------------
               INTERNET SOFTWARE & SERVICES
                  -- 1.3%
          305  Alphabet, Inc., Class A (a)                    336,696
        1,801  Facebook, Inc., Class A (a)                    321,154
                                                        -------------
                                                              657,850
                                                        -------------
               IT SERVICES -- 4.5%
        2,125  Accenture PLC, Class A                         342,146
       10,746  CSRA, Inc.                                     435,535
        2,056  International Business Machines
                  Corp.                                       320,387
        2,124  Mastercard, Inc., Class A                      373,314
        4,342  PayPal Holdings, Inc. (a)                      344,798
        2,856  Visa, Inc., Class A                            351,117
                                                        -------------
                                                            2,167,297
                                                        -------------
               LEISURE PRODUCTS -- 0.7%
       20,781  Mattel, Inc.                                   330,418
                                                        -------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.7%
        4,356  PerkinElmer, Inc.                              332,537
                                                        -------------
               MACHINERY -- 1.3%
        2,084  Caterpillar, Inc.                              322,249
        7,646  Flowserve Corp.                                323,808
                                                        -------------
                                                              646,057
                                                        -------------
               MEDIA -- 3.3%
          956  Charter Communications, Inc.,
                  Class A (a)                                 326,885
        8,188  Comcast Corp., Class A                         296,487
        3,605  Time Warner, Inc.                              335,121
        9,052  Twenty-First Century Fox, Inc.,
                  Class A                                     333,295
        2,964  Walt Disney (The) Co.                          305,766
                                                        -------------
                                                            1,597,554
                                                        -------------


                        See Notes to Financial Statements                Page 13

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2018 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)

               MULTILINE RETAIL -- 0.8%
        5,022  Target Corp.                             $     378,709
                                                        -------------
               MULTI-UTILITIES -- 1.2%
       13,171  NiSource, Inc.                                 304,645
        6,947  SCANA Corp.                                    275,588
                                                        -------------
                                                              580,233
                                                        -------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 5.0%
       82,548  Chesapeake Energy Corp. (a)                    232,785
        2,597  Chevron Corp.                                  290,656
        2,595  Cimarex Energy Co.                             249,354
        5,844  ConocoPhillips                                 317,388
        3,826  Exxon Mobil Corp.                              289,781
       17,508  Kinder Morgan, Inc.                            283,630
        9,841  Newfield Exploration Co. (a)                   229,590
        4,441  Occidental Petroleum Corp.                     291,330
       18,949  Range Resources Corp.                          251,832
                                                        -------------
                                                            2,436,346
                                                        -------------
               PERSONAL PRODUCTS -- 0.7%
       16,579  Coty, Inc., Class A                            320,306
                                                        -------------
               PHARMACEUTICALS -- 3.9%
        1,937  Allergan PLC                                   298,724
        5,379  Bristol-Myers Squibb Co.                       356,090
        3,881  Eli Lilly and Co.                              298,914
        2,361  Johnson & Johnson                              306,647
        5,777  Merck & Co., Inc.                              313,229
        8,991  Pfizer, Inc.                                   326,463
                                                        -------------
                                                            1,900,067
                                                        -------------
               PROFESSIONAL SERVICES -- 0.7%
        5,909  Robert Half International, Inc.                337,227
                                                        -------------
               ROAD & RAIL -- 0.7%
        2,451  Union Pacific Corp.                            319,243
                                                        -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.9%
        7,515  Intel Corp.                                    370,414
        4,825  Qorvo, Inc. (a)                                389,426
        5,010  QUALCOMM, Inc.                                 325,650
        3,052  Texas Instruments, Inc.                        330,684
                                                        -------------
                                                            1,416,174
                                                        -------------
               SOFTWARE -- 1.4%
        3,798  Microsoft Corp.                                356,138
        6,919  Oracle Corp.                                   350,586
                                                        -------------
                                                              706,724
                                                        -------------
               SPECIALTY RETAIL -- 2.6%
        7,159  Foot Locker, Inc.                              328,669
        1,751  Home Depot (The), Inc.                         319,155
        3,598  Lowe's Cos., Inc.                              322,345
        5,910  Signet Jewelers Ltd.                           297,155
                                                        -------------
                                                            1,267,324
                                                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.4%
        1,925  Apple, Inc.                              $     342,881
       11,185  Xerox Corp.                                    339,129
                                                        -------------
                                                              682,010
                                                        -------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.7%
        5,236  NIKE, Inc., Class B                            350,969
                                                        -------------
               TOBACCO -- 1.3%
        4,709  Altria Group, Inc.                             296,432
        3,198  Philip Morris International, Inc.              331,153
                                                        -------------
                                                              627,585
                                                        -------------
               TOTAL INVESTMENTS -- 99.6%                  48,428,804
               (Cost $47,569,165) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.4%                         178,994
                                                        -------------
               NET ASSETS -- 100.0%                     $  48,607,798
                                                        =============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,726,735 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,867,096. The net unrealized appreciation was $859,639.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                            LEVEL 1          LEVEL 2          LEVEL 3
                          ---------------------------------------------
Common Stocks*            $48,428,804      $        --      $        --
                          =============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at February 28, 2018.


Page 14                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2018 (UNAUDITED)

                                                                                                     EQUITYCOMPASS
                                                                              EQUITYCOMPASS             TACTICAL
                                                                             RISK MANAGER ETF       RISK MANAGER ETF
                                                                                  (ERM)                  (TERM)
                                                                             ----------------       ----------------
ASSETS:
Investments, at value..................................................      $     23,143,118       $     48,428,804
Cash...................................................................                13,018                103,189
Receivables:
   Dividends...........................................................                50,334                 97,654
                                                                             ----------------       ----------------
   TOTAL ASSETS........................................................            23,206,470             48,629,647
                                                                             ----------------       ----------------
LIABILITIES:
Payables:
   Investment advisory fees............................................                11,368                 21,849
                                                                             ----------------       ----------------
   TOTAL LIABILITIES...................................................                11,368                 21,849
                                                                             ----------------       ----------------
NET ASSETS.............................................................      $     23,195,102       $     48,607,798
                                                                             ================       ================
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $     22,177,629       $     46,563,921
Par value..............................................................                10,500                 22,000
Accumulated net investment income (loss)...............................                60,235                116,949
Accumulated net realized gain (loss) on investments....................               554,451              1,045,289
Net unrealized appreciation (depreciation) on investments..............               392,287                859,639
                                                                             ----------------       ----------------
NET ASSETS.............................................................      $     23,195,102       $     48,607,798
                                                                             ================       ================
NET ASSET VALUE, per share.............................................      $          22.09       $          22.09
                                                                             ================       ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................             1,050,002              2,200,002
                                                                             ================       ================
Investments, at cost...................................................      $     22,750,831       $     47,569,165
                                                                             ================       ================


                        See Notes to Financial Statements                Page 15

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2018 (UNAUDITED)

                                                                                                     EQUITYCOMPASS
                                                                              EQUITYCOMPASS             TACTICAL
                                                                             RISK MANAGER ETF       RISK MANAGER ETF
                                                                                  (ERM)                  (TERM)
                                                                             ----------------       ----------------
INVESTMENT INCOME:
Dividends..............................................................      $        182,129       $        349,126
                                                                             ----------------       ----------------
   Total investment income.............................................               182,129                349,126
                                                                             ----------------       ----------------
EXPENSES:
Investment advisory fees...............................................                54,896                105,472
                                                                             ----------------       ----------------
   Total expenses......................................................                54,896                105,472
                                                                             ----------------       ----------------
NET INVESTMENT INCOME (LOSS)...........................................               127,233                243,654
                                                                             ----------------       ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................               (80,613)              (157,659)
   In-kind redemptions.................................................               653,520              1,223,752
                                                                             ----------------       ----------------
Net realized gain (loss)...............................................               572,907              1,066,093
                                                                             ----------------       ----------------

Net change in unrealized appreciation (depreciation) on investments....               359,218                789,902
                                                                             ----------------       ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................               932,125              1,855,995
                                                                             ----------------       ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $      1,059,358       $      2,099,649
                                                                             ================       ================


Page 16                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        EQUITYCOMPASS                      EQUITYCOMPASS
                                                                       RISK MANAGER ETF              TACTICAL RISK MANAGER ETF
                                                                            (ERM)                              (TERM)
                                                               --------------------------------   --------------------------------
                                                                 SIX MONTHS                         SIX MONTHS
                                                                    ENDED           PERIOD             ENDED           PERIOD
                                                                  2/28/2018          ENDED           2/28/2018          ENDED
                                                                 (UNAUDITED)     8/31/2017 (a)      (UNAUDITED)     8/31/2017 (a)
                                                               ---------------  ---------------   ---------------  ---------------
OPERATIONS:
   Net investment income (loss)..............................  $       127,233  $        40,052   $       243,654  $        81,455
   Net realized gain (loss)..................................          572,907           45,994         1,066,093           53,817
   Net change in unrealized appreciation (depreciation)......          359,218           33,069           789,902           69,737
                                                               ---------------  ---------------   ---------------  ---------------
   Net increase (decrease) in net assets resulting
      from operations........................................        1,059,358          119,115         2,099,649          205,009
                                                               ---------------  ---------------   ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.....................................          (97,100)          (9,950)         (187,150)         (21,010)
                                                               ---------------  ---------------   ---------------  ---------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold.................................       16,363,302       11,149,675        31,846,635       23,376,625
   Cost of shares redeemed...................................       (4,380,017)      (1,009,281)       (7,702,562)      (1,009,398)
                                                               ---------------  ---------------   ---------------  ---------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions..........................       11,983,285       10,140,394        24,144,073       22,367,227
                                                               ---------------  ---------------   ---------------  ---------------
   Total increase (decrease) in net assets...................       12,945,543       10,249,559        26,056,572       22,551,226
NET ASSETS:
   Beginning of period.......................................       10,249,559               --        22,551,226               --
                                                               ---------------  ---------------   ---------------  ---------------
   End of period.............................................  $    23,195,102  $    10,249,559   $    48,607,798  $    22,551,226
                                                               ===============  ===============   ===============  ===============
   Accumulated net investment income (loss)
      at end of period.......................................  $        60,235  $        30,102   $       116,949  $        60,445
                                                               ===============  ===============   ===============  ===============
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period...................          500,002               --         1,100,002               --
   Shares sold...............................................          750,000          550,002         1,450,000        1,150,002
   Shares redeemed...........................................         (200,000)         (50,000)         (350,000)         (50,000)
                                                               ---------------  ---------------   ---------------  ---------------
   Shares outstanding, end of period.........................        1,050,002          500,002         2,200,002        1,100,002
                                                               ===============  ===============   ===============  ===============

(a) Inception date is April 10, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.


                        See Notes to Financial Statements                Page 17

FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

EQUITYCOMPASS RISK MANAGER ETF (ERM)

                                                                   SIX MONTHS
                                                                      ENDED           PERIOD
                                                                    2/28/2018          ENDED
                                                                   (UNAUDITED)     8/31/2017 (a)
                                                                 ---------------  ---------------
Net asset value, beginning of period............................    $   20.50        $   20.05
                                                                    ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................................         0.13             0.10
Net realized and unrealized gain (loss).........................         1.59             0.39
                                                                    ---------        ---------
Total from investment operations................................         1.72             0.49
                                                                    ---------        ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................................        (0.13)           (0.04)
                                                                    ---------        ---------
Net asset value, end of period..................................    $   22.09        $   20.50
                                                                    =========        =========
TOTAL RETURN (b)................................................         8.42%            2.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............................    $  23,195        $  10,250
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets...................         0.65% (c)        0.65% (c)
Ratio of net investment income (loss) to average net assets ....         1.51% (c)        1.81% (c)
Portfolio turnover rate (d).....................................           15%               8%


EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)

                                                                   SIX MONTHS
                                                                      ENDED           PERIOD
                                                                    2/28/2018          ENDED
                                                                   (UNAUDITED)     8/31/2017 (a)
                                                                 ---------------  ---------------
Net asset value, beginning of period............................    $   20.50        $   20.05
                                                                    ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................................         0.13             0.09
Net realized and unrealized gain (loss).........................         1.59             0.40
                                                                    ---------        ---------
Total from investment operations................................         1.72             0.49
                                                                    ---------        ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................................        (0.13)           (0.04)
                                                                    ---------        ---------
Net asset value, end of period..................................    $   22.09        $   20.50
                                                                    =========        =========
TOTAL RETURN (b)................................................         8.42%            2.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............................    $  48,608        $  22,551
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets...................         0.65% (c)        0.65% (c)
Ratio of net investment income (loss) to average net assets ....         1.50% (c)        1.85% (c)
Portfolio turnover rate (d).....................................           15%              10%


(a) Inception date is April 10, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 18                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2018 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of five funds that are offering shares. This report covers the two funds listed below. The shares of each fund are listed and traded on the NYSE Arca, Inc. ("NYSE Arca").

        EquityCompass Risk Manager ETF - (NYSE Arca ticker "ERM")
        EquityCompass Tactical Risk Manager ETF - (NYSE Arca ticker "TERM")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests, and in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities.

Each Fund is an actively managed exchange-traded fund. ERM's and TERM's investment objective is to provide long term capital appreciation with capital preservation as a secondary objective. Each Fund seeks to achieve its investment objectives by investing, under normal market conditions, in equity securities of companies domiciled in the U.S. or listed on a U.S. exchange. During periods when the U.S. equity market is determined to be unfavorable by the Fund's sub-advisor, Choice Financial Partners, Inc. d/b/a EquityCompass Strategies (the "Sub-Advisor"), each Fund may invest all or a portion of its assets in cash and cash equivalents, including money market funds and short term fixed income exchange-traded funds ("ETFs"). During an unfavorable market period, TERM may also invest in inverse ETFs which seek to provide investments results that match a negative return of the performance of an underlying index like the S&P 500(R).

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2018 (UNAUDITED)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of February 28, 2018, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly by each Fund. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2018 (UNAUDITED)

The tax character of distributions paid by each Fund during the fiscal period ended August 31, 2017 was as follows:

                                                                                Distributions  Distributions  Distributions
                                                                                  paid from      paid from      paid from
                                                                                  Ordinary        Capital       Return of
                                                                                   Income          Gains         Capital
                                                                                -------------  -------------  -------------
EquityCompass Risk Manager ETF                                                  $       9,950  $          --  $          --
EquityCompass Tactical Risk Manager ETF                                                21,010             --             --

As of August 31, 2017, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                                Accumulated        Net
                                                                                Undistributed   Capital and     Unrealized
                                                                                  Ordinary         Other       Appreciation
                                                                                   Income       Gain (Loss)   (Depreciation)
                                                                                -------------  -------------  -------------
EquityCompass Risk Manager ETF                                                  $      30,102  $      (5,245) $      19,858
EquityCompass Tactical Risk Manager ETF                                                60,445         (8,876)        57,809

D. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ending 2017 remains open to federal and state audit. As of February 28, 2018, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2017, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.

                                                         Non-Expiring Capital Loss
                                                                Carryforwards
                                                         -------------------------
EquityCompass Risk Manager ETF                                    $     5,245
EquityCompass Tactical Risk Manager ETF                                 8,876

E. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

F. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosures about derivatives in a fund's financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X was August 1, 2017, which resulted in no change to the financial statements. The new form types and other rule amendments will be effective for the First Trust funds, including the Funds, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new form types and other rule amendments that are effective on and after June 1, 2018 to determine the impact to the Funds.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2018 (UNAUDITED)

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

The Funds and First Trust have retained the Sub-Advisor to provide recommendations to the Advisor regarding the selection and allocation of the securities in each Fund's investment portfolio. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund's assets and is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Funds have each agreed to pay First Trust an annual unitary management fee equal to 0.65% of its average daily net assets.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2018, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                 Purchases         Sales
                                                                ------------    ------------
EquityCompass Risk Manager ETF                                  $  2,511,571    $  2,464,195
EquityCompass Tactical Risk Manager ETF                            4,894,609       4,898,579

For the six months ended February 28, 2018, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                 Purchases         Sales
                                                                ------------    ------------
EquityCompass Risk Manager ETF                                  $ 16,325,335    $  4,383,320
EquityCompass Tactical Risk Manager ETF                           31,789,323       7,703,704

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant'). In order to purchase Creation Units of each Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2018 (UNAUDITED)

Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 19, 2019.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2018 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds' website located at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Funds' website located at www.ftportfolios.com; (3) on the SEC's website at www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE(S), RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND VIII.

THE FOLLOWING SUMMARIZES SOME OF THE RISKS THAT SHOULD BE CONSIDERED FOR THE FUNDS.

ASSET-BACKED AND MORTGAGE-RELATED SECURITIES RISK. The underlying ETFs may be subject to the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. Extension risk is prevalent when in a period of rising interest rates, an underlying ETF holds mortgage-related securities and such securities exhibit additional volatility. Prepayment risk is prevalent when in a period of declining interest rates, borrowers may pay off their mortgages sooner than expected. Prepayments can reduce the returns of an underlying ETF because the ETF may have to reinvest that money at the lower prevailing interest rates. An underlying ETF's investments in asset-backed securities are subject to risks similar to those associated with mortgage related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the "Creations, Redemptions and Transaction Fees" Note to Financial Statements) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to a Fund's net asset value and possibly face delisting.

CALL RISK. If an issuer calls higher-yielding debt instruments held by an underlying ETF, performance could be adversely impacted. During periods of falling interest rates, issuers of callable securities may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying ETF would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the ETF's income. Such redemptions and subsequent reinvestments would also increase a Fund's portfolio turnover rate.

COUNTERPARTY RISK. To the extent that TERM or an underlying ETF engages in derivatives transactions, TERM bears the risk that the counterparty to the derivative or other contract with a third-party may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations TERM will lose money and the value of TERM's shares may decrease.

CREDIT RISK. Credit risk is the risk that an issuer of a security held by an underlying ETF will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of such security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption or lose operational

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ADDITIONAL INFORMATION (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2018 (UNAUDITED)

capacity. Such events could cause a Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to a Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of a Fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which each Fund invests, can also subject a Fund to many of the same risks associated with direct cyber security breaches. The Funds have established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Funds do not directly control the cyber security systems of issuers or third- party service providers.

EQUITY SECURITIES RISK. Because each Fund invests in equity securities, the value of each Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

ETF RISK. The shares of an ETF trade like common stock and represent a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. An investment can be made in the underlying ETFs directly rather than through a Fund. These direct investments can be made without paying the fees and expenses associated with a Fund.

EXTENSION RISK. The underlying ETFs are subject to extension risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

FIXED INCOME SECURITIES RISK. An investment in each Fund involves risk associated with an investment in fixed income securities including the risk that certain of the securities in the underlying ETFs may not have the benefit of covenants that would prevent the issuer from engaging in capital restructurings or borrowing transactions in connection with corporate acquisitions, leveraged buyouts or restructurings. This limitation could reduce the ability of the issuer to meet its payment obligations and might result in increased credit risk. In addition, certain of the securities may be redeemed or prepaid by the issuer, resulting in lower interest payments received by an underlying ETF and reduced distributions to shareholders.

FLOATING RATE LOAN RISK. An investment in floating rate loans subjects the underlying ETFs to credit risk, which is heightened for loans in which the ETFs invest because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. The loans are usually rated below investment grade but may also be unrated. An economic downturn would generally lead to a higher non-payment rate, and a loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, underlying ETF transactions in loans may have uncertain settlement time periods. Loans are subject to a number of risks described elsewhere in this report, including liquidity risk and the risk of investing in below investment grade debt instruments. Floating rate loans are subject to prepayment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which an underlying ETF derives interest income will be reduced. An underlying ETF may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of a Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on NYSE Arca. The Funds' investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on NYSE Arca at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of a Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Funds' investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

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ADDITIONAL INFORMATION (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2018 (UNAUDITED)

HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, are considered to be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is generally smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

INCOME RISK. The income of the underlying ETFs could decline due to falling market interest rates. This is because, in a falling interest rate environment, the underlying ETFs generally will have to invest the proceeds from maturing portfolio securities, or portfolio securities that have been called, in lower-yielding securities.

INTEREST RATE RISK. The underlying ETFs are subject to interest rate risk. Interest rate risk is the risk that the value of the debt securities in an underlying ETF's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security's expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INVERSE ETF RISK. Inverse ETFs are subject to the same risks as traditional ETFs. Additionally, because inverse ETFs seek to provide investment results that match a negative return of the performance of an underlying index like the S&P 500, TERM will bear the risk that the performance of an inverse ETF will fall as the performance of that ETF's benchmark rises. TERM's investment in an inverse ETF would subject TERM to the risks of a short sales. The underlying ETF will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which TERM purchases the security to replace the borrowed security. In addition, a lender of a security may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, which may result in the underlying ETF having to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the underlying ETF may be reduced or eliminated or the short sale may result in a loss. In a rising stock market, the underlying ETF's short positions may significantly impact the ETF's overall performance and cause it to underperform traditional long-only equity funds or to sustain losses, particularly in a sharply rising market. The use of short sales may also cause the underlying ETF to have higher expenses than other funds.

INVESTMENT RESTRICTION RISK. Each Fund's investment in ETFs is restricted by the 1940 Act and each Fund's associated exemptive relief which limits the amount of any single ETF that can be owned by a Fund, individually and in the aggregate with all other registered investment companies and private investment pools advised by First Trust and its affiliates. This limitation may prevent a Fund from purchasing shares of an ETF that it may have otherwise purchased pursuant to its investment objectives and principal investment strategy.

MANAGEMENT RISK. Each Fund is subject to management risk because it is an actively managed portfolio. In managing a Fund's investment portfolio, the Funds' Sub-Advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a Fund will meet its investment objectives.

MARKET MAKER RISK. If a Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between a Fund's net asset value and the price at which a Fund's shares are trading on NYSE Arca, which could result in a decrease in value of a Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of a Fund's portfolio securities and a Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

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ADDITIONAL INFORMATION (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2018 (UNAUDITED)

MARKET RISK. Market risk is the risk that a particular security owned by each Fund or shares of each Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

NON-DIVERSIFICATION RISK. Each Fund is classified as "non-diversified" under the 1940 Act. As a result, each Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. A Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, a Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES RISK. The underlying ETFs may invest in securities of non-U.S. issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of exchanges in foreign countries.

SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

SMALL FUND RISK. Each Fund currently has fewer assets than larger funds, and like other smaller funds, large inflows and outflows may impact each Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

SOVEREIGN DEBT RISK. The underlying ETFs may invest in sovereign debt. Investments in sovereign bonds involve special risks because the governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor's policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign bonds defaults on payments of principal and/or interest, an underlying ETF may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and an underlying ETF's ability to obtain recourse may be limited. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

TRADING ISSUES RISK. Although the shares of each Fund are listed for trading on NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in shares inadvisable. In addition, trading in shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca "circuit breaker" rules. Market makers are under no obligation to make a market in a Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

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FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Choice Financial Partners, Inc. d/b/a EquityCompass Strategies
1 South Street, 16th Floor
Baltimore, Maryland 21202

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),or
this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)   Not applicable.

(b)   Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)         First Trust Exchange-Traded Fund VIII
                ------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 7, 2018
     -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 7, 2018
     -------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer
                                        and Chief Accounting Officer
                                        (principal financial officer)

Date: May 7, 2018
     -------------

* Print the name and title of each signing officer under his or her signature.